UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

John Carlson 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

MML Money Market Fund -- Portfolio of Investments

September 30, 2006 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 102.9%
Commercial Paper — 94.2%
American Honda Finance Corp.
5.220%	11/06/2006	1,795,000	1,785,370
American Honda Finance Corp.
5.220%	11/09/2006	865,000	859,983
Amsterdam Funding Corp. (a)
5.230%	12/14/2006	2,015,000	1,993,045
Bank of America Corp.
5.250%	01/12/2007	2,143,000	2,110,498
Beethoven Funding Corp. (a)
5.270%	11/07/2006	310,000	308,276
Beethoven Funding Corp. (a)
5.400%	10/04/2006	1,925,000	1,923,845
Bryant Park Funding LLC (a)
5.260%	10/20/2006	2,335,000	2,328,177
Caterpillar Financial Services Corp.
5.200%	10/16/2006	2,750,000	2,743,644
CBA (Delaware) Finance, Inc.
5.260%	11/21/2006	2,700,000	2,679,486
CIT Group, Inc.
5.090%	11/01/2006	998,000	993,484
CIT Group, Inc.
5.350%	12/04/2006	1,496,000	1,481,549
Coca-Cola Enterprises, Inc. (a)
5.210%	10/12/2006	1,600,000	1,597,221
Coca-Cola Enterprises, Inc. (a)
5.220%	11/07/2006	1,125,000	1,118,801
Colgate-Palmolive Co. (a)
5.190%	10/18/2006	2,355,000	2,348,889
DaimlerChrysler Revolving Auto Conduit LLC
5.250%	11/27/2006	2,700,000	2,677,162
Danske Corp.
5.240%	12/08/2006	2,750,000	2,722,381
Dell, Inc.
5.230%	11/17/2006	2,700,000	2,681,172
Falcon Asset Securitization Corp. (a)
5.360%	10/16/2006	2,650,000	2,643,687
FCAR Owner Trust
5.340%	11/03/2006	2,725,000	2,711,257
Goldman Sachs Group, Inc.
4.770%	10/31/2006	1,159,000	1,154,240
Goldman Sachs Group, Inc.
4.780%	10/31/2006	1,616,000	1,609,349
Govco, Inc. (a)
5.380%	10/10/2006	1,875,000	1,872,198
Harley-Davidson Funding Corp. (a)
5.200%	11/10/2006	1,000,000	994,078
Harley-Davidson Funding Corp. (a)
5.220%	10/13/2006	1,700,000	1,696,796
HBOS Treasury Services
5.355%	11/06/2006	2,700,000	2,685,140
ING US Funding LLC
5.230%	11/29/2006	640,000	634,421

1

ING US Funding LLC
5.370%	10/10/2006	931,000	929,611
Kimberly-Clark Worldwide (a)
5.190%	10/05/2006	2,800,000	2,797,982
Kimberly-Clark Worldwide (a)
5.200%	10/10/2006	1,000,000	998,555
L’Oreal USA, Inc. (a)
5.230%	10/26/2006	1,680,000	1,673,654
McCormick & Co., Inc.
4.840%	11/28/2006	1,400,000	1,388,894
McCormick & Co., Inc.
5.000%	11/15/2006	1,200,000	1,192,334
Medtronic, Inc. (a)
5.210%	10/27/2006	2,700,000	2,689,450
Minnesota Mining & Manufacturing Co.
5.200%	12/07/2006	2,695,000	2,668,529
National Rural Utilities
5.240%	10/19/2006	1,565,000	1,560,672
Nestle Capital Corp. (a)
5.200%	10/30/2006	2,765,000	2,753,018
New Center Asset Trust
5.140%	03/23/2007	2,130,000	2,077,084
Paccar Financial Corp.
5.350%	10/17/2006	2,675,000	2,668,242
Parker-Hannifin Corp. (a)
5.220%	10/03/2006	1,665,000	1,664,276
Pitney Bowes, Inc. (a)
5.200%	10/02/2006	1,283,000	1,282,629
Pitney Bowes, Inc.
5.200%	10/04/2006	1,436,000	1,435,170
Reckitt Benckiser PLC (a)
5.270%	10/11/2006	2,207,000	2,203,446
Sheffield Receivables Corp. (a)
5.260%	10/02/2006	1,625,000	1,624,525
Sigma-Aldrich Corp. (a)
5.250%	10/13/2006	2,700,000	2,694,881
Societe Generale North America, Inc.
5.260%	10/11/2006	2,725,000	2,720,620
South Carolina Electric & Gas
5.280%	11/02/2006	2,559,000	2,546,614
Southern Co. (a)
5.230%	10/26/2006	2,710,000	2,699,764
Stanley Works (a)
5.210%	10/23/2006	1,899,000	1,892,679
Sysco Corp. (a)
5.210%	11/16/2006	2,650,000	2,631,975
Toyota Motor Credit Corp.
5.380%	01/08/2007	2,650,000	2,610,397
Wal-Mart Stores, Inc. (a)
5.200%	10/05/2006	2,000,000	1,998,556
			99,757,706

U.S. Treasury Bills — 8.7%
U.S. Treasury Bill
4.751%	02/01/2007	2,935,000	2,886,970
U.S. Treasury Bill
4.785%	12/21/2006	2,800,000	2,769,482

2

U.S. Treasury Bill
4.956%	10/19/2006	1,135,000	1,132,032
U.S. Treasury Bill
4.990%	11/02/2006	825,000	821,226
U.S. Treasury Bill
5.050%	12/21/2006	1,635,000	1,616,193
			9,225,903

TOTAL SHORT-TERM INVESTMENTS (Cost $108,983,609)			108,983,609

TOTAL INVESTMENTS — 102.9% (b)

Other Assets/(Liabilities) — (2.9%)			(3,086,890)

NET ASSETS — 100.0%			$105,896,719

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $48,430,403 or 45.7% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Inflation-Protected Bond Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 98.3%
CORPORATE DEBT — 28.9%
Banking, Savings & Loans — 16.9%

Barclays Bank PLC MTN
5.545%	05/15/2007	3,000,000	2,956,140
Barclays Bank PLC MTN
5.900%	03/17/2008	1,000,000	984,280
Barclays Financial LLC MTN
5.320%	04/19/2008	1,200,000	1,181,472
CIT Group, Inc.
6.350%	12/14/2016	2,000,000	1,926,560
CIT Group, Inc. MTN
6.000%	03/15/2017	3,125,000	2,907,313
Household Finance Corp.
6.460%	12/10/2013	1,715,000	1,663,893
HSBC Finance Corp.
6.270%	01/10/2014	1,676,000	1,606,027
HSBC Finance Corp. MTN
5.260%	03/10/2009	2,000,000	1,908,740
International Bank for Reconstruction & Development
6.050%	12/10/2013	3,143,000	2,982,141
JP Morgan Chase & Co. Series C
5.880%	06/28/2009	2,725,000	2,654,123
KFW MTN
6.169%	03/03/2008	4,000,000	3,936,600
Morgan Stanley Series C
6.670%	11/01/2013	4,012,000	3,927,427
SLM Corp.
6.440%	11/21/2013	3,818,000	3,696,244
SLM Corp.
6.620%	11/01/2013	1,682,000	1,641,481
SLM Corp. Series MTN
6.470%	02/01/2014	3,010,000	2,889,088
			36,861,529

Financial Services — 8.4%

Lehman Brothers Holdings, Inc. Series G
6.320%	05/12/2014	5,000,000	4,791,600
Merrill Lynch & Co., Inc.
5.480%	03/02/2009	2,400,000	2,331,240
Merrill Lynch & Co., Inc., Series C MTN
5.120%	03/12/2007	2,000,000	1,984,440
Merrill Lynch & Co., Inc., Series C MTN
6.480%	02/10/2011	1,000,000	967,640
Morgan Stanley
6.070%	02/01/2011	2,369,000	2,295,727
Toyota Motor Credit Corp. MTN
5.330%	07/28/2008	2,000,000	1,937,160
Toyota Motor Credit Corp. MTN
6.570%	02/05/2016	4,000,000	3,911,320
			18,219,127

1

Insurance — 3.6%

Hartford Life Global Funding Trusts Series MTN
5.500%	03/15/2010	2,600,000	2,486,952
Pacific Life Global Funding (a)
6.330%	02/06/2016	4,000,000	3,812,720
Principal Life Income Funding Trusts
6.200%	04/01/2016	1,600,000	1,487,504
			7,787,176

TOTAL CORPORATE DEBT (Cost $64,472,870)			62,867,832

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 7.4%
Pass-Through Securities
Federal Home Loan Bank
4.500%	09/16/2013	5,750,000	5,605,736
Federal Home Loan Bank
9.148%	02/20/2007	2,250,000	2,233,440
FHLMC
4.500%	07/15/2013	8,600,000	8,375,815
Total Pass-Through Securities			16,214,991

Federal National Mortgage Association (FNMA) — 4.5%
Other — 1.8%
FNMA (Benchmark Note)
4.375%	03/15/2013	4,000,000	3,878,232

Pass-Through Securities — 2.7%
FNMA
5.459%	02/17/2009	6,165,000	5,980,420
			9,858,652

Other Agencies — 3.3%

Tennessee Valley Authority
3.375%	01/15/2007	7,113,692	7,077,199

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,877,290)			33,150,842

U.S. TREASURY OBLIGATIONS — 54.2%
U.S. Treasury Bonds — 16.8%
U.S. Treasury Inflation Index
2.000%	01/15/2026	5,530,415	5,304,013
U.S. Treasury Inflation Index
2.375%	01/15/2025	8,521,705	8,657,520
U.S. Treasury Inflation Index
2.500%	07/15/2016	2,740,318	2,794,268

2

U.S. Treasury Inflation Index
3.375%	04/15/2032	1,627,675	2,021,115
U.S. Treasury Inflation Index
3.625%	04/15/2028	6,585,316	8,160,647
U.S. Treasury Inflation Index
3.875%	04/15/2029	7,432,028	9,601,251
			36,538,814

U.S. Treasury Notes — 37.4%
U.S. Treasury Inflation Index
0.875%	04/15/2010	9,220,272	8,739,089
U.S. Treasury Inflation Index
1.625%	01/15/2015	6,590,365	6,268,055
U.S. Treasury Inflation Index
1.875%	07/15/2013	6,569,135	6,397,722
U.S. Treasury Inflation Index
1.875%	07/15/2015	5,800,125	5,615,247
U.S. Treasury Inflation Index
2.000%	01/15/2014	6,876,557	6,744,398
U.S. Treasury Inflation Index
2.000%	07/15/2014	6,325,167	6,197,676
U.S. Treasury Inflation Index
2.000%	01/15/2016	5,638,050	5,505,908
U.S. Treasury Inflation Index
2.375%	04/15/2011	3,546,708	3,550,587
U.S. Treasury Inflation Index
3.000%	07/15/2012	8,034,289	8,338,086
U.S. Treasury Inflation Index
3.375%	01/15/2012	2,136,992	2,249,517
U.S. Treasury Inflation Index
3.500%	01/15/2011	3,898,648	4,083,225
U.S. Treasury Inflation Index
3.625%	01/15/2008	6,548,828	6,602,037
U.S. Treasury Inflation Index
3.875%	01/15/2009	6,010,755	6,183,095
U.S. Treasury Inflation Index
4.250%	01/15/2010	4,661,890	4,929,585
			81,404,227

TOTAL U.S. TREASURY OBLIGATIONS (Cost $121,340,684)			117,943,041

TOTAL BONDS & NOTES (Cost $219,690,844)			213,961,715

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (b)	2,732,131	2,732,131

TOTAL SHORT-TERM INVESTMENTS (Cost $2,732,131)		2,732,131

3

TOTAL INVESTMENTS — 99.5% (Cost $222,422,975) (c)	$216,693,846

Other Assets/(Liabilities) — 0.5%	990,263

NET ASSETS — 100.0%	$217,684,109

Notes to Portfolio of Investments

MTN - Medium Term Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $3,812,720 or 1.8% of net assets.

(b)

Maturity value $2,732,932. Collateralized by a U.S. Government Agency obligation with a rate of 6.40%, maturity date of 07/20/2032, and an aggregate market value, including accrued interest, of $2,868,738.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MML Managed Bond Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Air Transportation
UAL Corp. (a)	1,057	28,085

TOTAL COMMON STOCK (Cost $6,203)		28,085

TOTAL EQUITIES (Cost $6,203)		28,085

		Principal
		Amount	Market Value
BONDS & NOTES — 93.3%
ASSET BACKED SECURITIES — 1.5%
Financial Services
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	2,197,257	2,101,716
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	639,181	682,326
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6
6.700%	10/25/2028	25,966	25,922
Oak Hill Credit Partners, Series 1A, Class A2
5.440%	09/12/2013	2,000,000	2,003,125
Travelers Funding Ltd., Series 1A, Class A1 (b)
6.300%	02/18/2014	1,371,885	1,374,903
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	348,581	347,119

TOTAL ASSET BACKED SECURITIES (Cost $6,596,824)			6,535,111

CORPORATE DEBT — 29.9%
Aerospace & Defense — 0.2%

Goodrich (B.F.) Co.
7.500%	04/15/2008	900,000	925,483

Air Transportation — 0.0%

United Air Lines, Inc., Series 91B (a) (c) (d)
10.110%	02/19/2008	280,958	0
US Airways, Inc., Class B (a) (c)
7.500%	04/15/2008	869,681	10,871
			10,871

1

Apparel, Textiles & Shoes — 0.2%

Kellwood Co.
7.625%	10/15/2017	140,000	130,082
Kellwood Co.
7.875%	07/15/2009	240,000	240,032
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	350,000	351,661
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	250,000	261,321
			983,096

Automotive & Parts — 0.8%

DaimlerChrysler North America Holding Corp.
4.050%	06/04/2008	500,000	488,254
DaimlerChrysler North America Holding Corp.
4.125%	03/07/2007	2,900,000	2,883,354
General Motors Corp. (e)
8.375%	07/15/2033	170,000	147,050
			3,518,658

Banking, Savings & Loans — 1.7%

Ametek, Inc.
7.200%	07/15/2008	1,495,000	1,528,394
Bank of America Corp.
3.250%	08/15/2008	500,000	483,232
Bank of America Corp.
4.250%	10/01/2010	375,000	363,466
CIT Group, Inc.
3.650%	11/23/2007	20,000	19,660
CIT Group, Inc.
3.875%	11/03/2008	1,400,000	1,362,840
CIT Group, Inc.
7.375%	04/02/2007	600,000	605,992
Kern River Funding Corp. (b)
4.893%	04/30/2018	937,200	907,875
MBNA Corp.
4.625%	09/15/2008	650,000	642,747
SLM Corp.
5.000%	10/01/2013	505,000	491,617
SLM Corp.
5.625%	08/01/2033	350,000	332,340
Wells Fargo & Co.
4.125%	03/10/2008	640,000	630,489
			7,368,652

Beverages — 0.4%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	350,000	342,455
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	740,000	815,623
Constellation Brands, Inc.
8.000%	02/15/2008	260,000	265,850
Miller Brewing Co. (b)
4.250%	08/15/2008	425,000	416,644
			1,840,572

2

Broadcasting, Publishing & Printing — 3.5%

Belo Corp.
6.750%	05/30/2013	1,100,000	1,127,643
Belo Corp.
8.000%	11/01/2008	555,000	580,064
Clear Channel Communications, Inc.
6.000%	11/01/2006	275,000	275,068
Comcast Cable Communications, Inc.
6.200%	11/15/2008	1,235,000	1,259,164
Comcast Cable Communications, Inc.
8.375%	05/01/2007	1,250,000	1,271,195
Cox Communications, Inc.
4.625%	01/15/2010	2,315,000	2,251,819
Cox Communications, Inc.
6.750%	03/15/2011	475,000	494,708
Cox Enterprises, Inc. (b)
4.375%	05/01/2008	750,000	735,907
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,800,000	1,764,965
Knight-Ridder, Inc.
7.125%	06/01/2011	180,000	187,733
Rogers Cable, Inc.
5.500%	03/15/2014	225,000	211,500
Shaw Communications, Inc.
8.250%	04/11/2010	960,000	1,012,800
The Thomson Corp.
5.750%	02/01/2008	955,000	958,084
The Thomson Corp.
6.200%	01/05/2012	650,000	670,776
Time Warner, Inc.
6.150%	05/01/2007	1,390,000	1,395,447
USA Interactive
7.000%	01/15/2013	890,000	913,039
			15,109,912

Building Materials & Construction — 0.3%

Chemed Corp.
8.750%	02/24/2011	655,000	679,562
Vulcan Materials Co.
6.000%	04/01/2009	800,000	814,450
			1,494,012

Chemicals — 0.7%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	865,000	863,933
Cytec Industries, Inc.
5.500%	10/01/2010	475,000	472,148
ICI Wilmington, Inc.
7.050%	09/15/2007	550,000	557,210

3

Lubrizol Corp.
4.625%	10/01/2009	645,000	632,740
Lubrizol Corp.
5.875%	12/01/2008	425,000	428,689
Sealed Air Corp. (b)
6.875%	07/15/2033	200,000	201,563
			3,156,283

Commercial Services — 0.6%

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	350,000	335,562
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	550,000	534,789
Ecolab, Inc.
6.875%	02/01/2011	1,100,000	1,163,899
Equifax, Inc.
4.950%	11/01/2007	500,000	496,058
			2,530,308

Communications — 0.1%

Echostar DBS Corp. (b)
7.125%	02/01/2016	600,000	579,750

Computer Programming Services — 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	430,000	436,203

Computer Related Services — 0.1%

GTECH Holdings Corp.
4.500%	12/01/2009	315,000	315,958

Data Processing & Preparation — 0.1%

Certegy, Inc.
4.750%	09/15/2008	270,000	260,261

Electric Utilities — 3.8%

Allegheny Energy Supply Co. LLC (b)
8.250%	04/15/2012	385,000	419,650
Appalachian Power Co., Series G
3.600%	05/15/2008	560,000	544,855
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,310,000	1,316,152
Dominion Resources, Inc.
5.150%	07/15/2015	320,000	307,453
DPL, Inc.
8.250%	03/01/2007	529,000	533,914
Duke Energy Field Services Corp.
7.875%	08/16/2010	800,000	865,901
Elwood Energy LLC
8.159%	07/05/2026	570,853	600,891

4

Entergy Gulf States, Inc.
5.250%	08/01/2015	1,455,000	1,363,358
FirstEnergy Corp., Series A
5.500%	11/15/2006	531,000	530,979
Homer City Funding LLC
8.734%	10/01/2026	658,879	729,708
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,225,000	1,258,687
Kansas Gas & Electric Co.
5.647%	03/29/2021	425,000	411,578
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,300,000	1,263,834
Monongahela Power Co.
6.700%	06/15/2014	450,000	481,054
Nevada Power Co., Series L
5.875%	01/15/2015	560,000	557,478
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	153,000	158,737
Tampa Electric Co.
5.375%	08/15/2007	875,000	874,253
Tenaska Oklahoma (b)
6.528%	12/30/2014	450,487	443,747
TransAlta Corp.
5.750%	12/15/2013	1,200,000	1,197,577
Tri-State Generation & Transmission Association, Series 2003, Class A (b)
6.040%	01/31/2018	525,000	528,158
Tri-State Generation & Transmission Association, Series 2003, Class B (b)
7.144%	07/31/2033	580,000	622,916
TXU Corp., Series P
5.550%	11/15/2014	265,000	250,366
Virginia Electric and Power Co.
5.375%	02/01/2007	660,000	659,481
Wisconsin Electric Power
3.500%	12/01/2007	845,000	828,372
			16,749,099

Electrical Equipment & Electronics — 0.6%

Anixter, Inc.
5.950%	03/01/2015	715,000	663,162
Avnet, Inc.
8.000%	11/15/2006	40,000	40,084
Cooper Industries Ltd.
5.250%	07/01/2007	1,500,000	1,493,317
Thomas & Betts Corp., Series B MTN
6.390%	02/10/2009	275,000	280,710
			2,477,273

Energy — 2.4%

Australian Gas Light Co. Ltd. (b)
6.400%	04/15/2008	850,000	860,740

5

Boardwalk Pipelines LLC
5.500%	02/01/2017	235,000	228,140
Chesapeake Energy Corp.
6.500%	08/15/2017	420,000	393,750
Colonial Pipeline Co. (b)
7.630%	04/15/2032	500,000	626,115
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,050,000	1,082,113
Enbridge Energy Partners, LP
4.000%	01/15/2009	1,000,000	968,212
Enterprise Products Operating LP
7.500%	02/01/2011	195,000	207,958
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	150,000	147,719
Gulf South Pipeline Co., LP (b)
5.050%	02/01/2015	225,000	216,403
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,100,000	1,091,574
Kiowa Power Partners LLC (b)
4.811%	12/30/2013	352,528	342,192
Mobil Corp.
8.625%	08/15/2021	1,000,000	1,344,544
OAO Gazprom (b)
9.625%	03/01/2013	400,000	473,500
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	475,000	484,594
Plains All American Pipeline Co.
5.625%	12/15/2013	590,000	583,112
The Premcor Refining Group, Inc.
6.750%	05/01/2014	280,000	287,637
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	951,589
			10,289,892

Entertainment & Leisure — 0.3%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	425,000	418,557
Park Place Entertainment Corp.
8.500%	11/15/2006	1,000,000	1,002,738
			1,421,295

Financial Services — 4.7%

American Honda Finance Corp. (b)
3.850%	11/06/2008	850,000	826,508
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	1,200,000	1,195,121
Bombardier Capital, Inc. (b)
6.750%	05/01/2012	310,000	295,275
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,340,000	1,315,211
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,150,000	1,114,332
Emerald Investment Grade CBO Ltd. (b)
5.819%	05/24/2011	581,016	581,198

6

ERAC USA Finance Co. (b)
6.700%	06/01/2034	355,000	374,243
ERAC USA Finance Co. (b)
6.750%	05/15/2007	2,000,000	2,010,472
Franklin Resources, Inc.
3.700%	04/15/2008	960,000	937,172
General Motors Acceptance Corp. (e)
6.150%	04/05/2007	1,000,000	998,860
Glencore Funding LLC (b)
6.000%	04/15/2014	645,000	619,932
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	400,000	398,469
Household Finance Corp.
4.125%	12/15/2008	415,000	405,975
Household Finance Corp.
6.375%	10/15/2011	75,000	78,392
iStar Financial, Inc. REIT
7.000%	03/15/2008	495,000	507,173
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	190,000	187,509
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	350,000	347,962
Jefferies Group, Inc.
7.500%	08/15/2007	300,000	303,487
Kimco Realty Corp., Series B MTN
7.860%	11/01/2007	1,100,000	1,124,027
Molson Coors Capital Finance ULC
4.850%	09/22/2010	530,000	520,808
Nisource Finance Corp.
3.200%	11/01/2006	570,000	568,962
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	150,000	147,750
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	490,000	499,800
Senior Housing Properties Trust REIT
8.625%	01/15/2012	125,000	134,219
Sony Capital Corp. (b)
4.950%	11/01/2006	850,000	849,187
Sprint Capital Corp.
6.900%	05/01/2019	360,000	374,637
Telecom Italia Capital SA
6.000%	09/30/2034	575,000	514,083
Textron Financial Corp., Series E
2.690%	10/03/2006	1,205,000	1,205,000
United Dominion Realty Trust, Inc. REIT, Series MTN
4.300%	07/01/2007	750,000	742,633
Verizon Global Funding Corp.
7.750%	12/01/2030	250,000	286,582
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	955,000	1,041,214
			20,506,193

7

Food Retailers — 0.2%

SuperValu, Inc.
7.875%	08/01/2009	650,000	673,704

Foods — 0.7%

General Mills, Inc.
2.625%	10/24/2006	2,000,000	1,996,834
Smithfield Foods, Inc.
7.000%	08/01/2011	1,025,000	1,032,687
			3,029,521

Forest Products & Paper — 1.0%

International Paper Co.
3.800%	04/01/2008	920,000	899,180
Packaging Corp. of America
5.750%	08/01/2013	360,000	353,307
Rock-Tenn Co.
8.200%	08/15/2011	1,395,000	1,450,800
Sonoco Products Co.
6.500%	11/15/2013	1,500,000	1,571,706
			4,274,993

Healthcare — 0.1%

HCA, Inc.
6.950%	05/01/2012	500,000	438,125

Heavy Machinery — 0.8%

Briggs & Stratton Corp.
7.250%	09/15/2007	115,000	117,300
Briggs & Stratton Corp.
8.875%	03/15/2011	725,000	797,533
Idex Corp.
6.875%	02/15/2008	775,000	782,466
Pentair, Inc.
7.850%	10/15/2009	850,000	904,953
Timken Co.
5.750%	02/15/2010	730,000	727,071
Toro Co.
7.800%	06/15/2027	235,000	267,416
			3,596,739

Home Construction, Furnishings & Appliances — 0.1%

D.R. Horton, Inc.
4.875%	01/15/2010	120,000	116,563
Newell Rubbermaid, Inc.
4.000%	05/01/2010	450,000	429,928
			546,491

8

Industrial - Diversified — 1.2%

American Standard, Inc.
7.375%	02/01/2008	225,000	229,292
American Standard, Inc.
7.625%	02/15/2010	800,000	844,147
Carlisle Companies, Inc.
7.250%	01/15/2007	1,100,000	1,102,824
Dover Corp.
6.250%	06/01/2008	750,000	762,385
Leucadia National Corp.
7.750%	08/15/2013	2,000,000	2,070,000
			5,008,648

Lodging — 0.7%

Hilton Hotels Corp.
7.200%	12/15/2009	65,000	67,194
Hilton Hotels Corp.
7.625%	05/15/2008	460,000	470,350
Marriot International
6.200%	06/15/2016	1,125,000	1,145,375
MGM Mirage
6.000%	10/01/2009	360,000	355,500
MGM Mirage
6.750%	09/01/2012	100,000	98,625
MGM Mirage
6.750%	04/01/2013	335,000	329,137
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	620,000	651,000
			3,117,181

Medical Supplies — 0.5%

Boston Scientific Corp.
6.400%	06/15/2016	1,125,000	1,134,547
Millipore Corp.
7.500%	04/01/2007	1,000,000	1,007,437
			2,141,984

Metals & Mining — 0.7%

Alcan Aluminum Ltd.
6.250%	11/01/2008	800,000	814,095
Barrick Gold Corp.
7.500%	05/01/2007	2,000,000	2,023,676
			2,837,771

Oil & Gas — 0.7%

KeySpan Gas East Corp., Series A MTN
6.900%	01/15/2008	1,105,000	1,123,120
Lasmo (USA), Inc.
6.750%	12/15/2007	2,000,000	2,033,726
			3,156,846

9

Real Estate — 0.4%

EOP Operating LP
6.750%	02/15/2008	800,000	813,750
First Industrial LP MTN
7.000%	12/01/2006	1,000,000	1,002,318
			1,816,068

Retail — 0.3%

Fred Meyer, Inc.
7.450%	03/01/2008	750,000	769,924
J.C. Penney Co., Inc.
7.950%	04/01/2017	160,000	183,360
The May Department Stores Co.
3.950%	07/15/2007	430,000	424,240
			1,377,524

Telephone Utilities — 0.7%

Cingular Wireless
5.625%	12/15/2006	200,000	200,005
Embarq Corp.
7.082%	06/01/2016	680,000	693,667
Qwest Corp.
8.875%	03/15/2012	415,000	452,869
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	410,000	408,462
Rogers Wireless Communications, Inc.
8.515%	12/15/2010	250,000	254,375
SBC Communications, Inc.
6.125%	02/15/2008	350,000	353,225
Verizon New England, Inc.
6.500%	09/15/2011	730,000	748,871
			3,111,474

Transportation — 1.1%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	665,000	734,800
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	750,000	759,226
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	870,000	870,000
CNF, Inc.
8.875%	05/01/2010	600,000	659,603
CSX Corp.
7.250%	05/01/2027	50,000	57,979
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	360,000	336,150
Norfolk Southern Corp.
6.000%	04/30/2008	550,000	555,491
Norfolk Southern Corp.
7.350%	05/15/2007	750,000	758,220
			4,731,469

10

Travel — 0.1%

Sabre Holdings Corp.
6.350%	03/15/2016	390,000	387,254

TOTAL CORPORATE DEBT (Cost $131,496,388)			130,219,563

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
Financial Services
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,503,746	1,438,360
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	515,499	567,049
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	39,446	39,725
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.555%	08/25/2034	587,044	578,119
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.013%	07/25/2034	1,912,738	1,866,821
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
5.634%	09/25/2033	366,922	366,516
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.137%	02/25/2034	361,732	359,529
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	180,736	180,062
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	475,670	466,346
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.559%	08/25/2034	641,814	656,423
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.514%	08/25/2034	1,082,479	1,083,833
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6
3.786%	11/21/2034	600,000	578,147
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	2,190,907	2,095,699
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
6.295%	07/25/2033	179,536	179,490
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.116%	02/25/2034	188,208	189,926

11

Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.500%	02/25/2034	61,020	61,963
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (b)
6.920%	02/03/2014	1,000,000	1,038,069
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
5.032%	03/25/2034	597,868	607,410
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	266,050	265,081
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,461,692	1,422,226
Terwin Mortgage Trust, Series 2006-10SL, Class A2 (b)
5.000%	12/25/2037	2,875,000	2,824,112
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	443,194	467,961
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	782,813	791,191
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	356,887	359,862
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	3,008,893	2,878,040
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.265%	01/25/2035	2,239,452	2,193,224
Washington Mutual, Inc., Series 2004-AR2, Class A
5.963%	04/25/2044	1,031,875	1,043,516
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.222%	09/25/2034	1,599,864	1,573,836
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034	2,037,995	2,008,052
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.109%	06/25/2035	1,946,193	1,898,803

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,463,054)			30,079,391

SOVEREIGN DEBT OBLIGATIONS — 0.7%
— 0.4%
Province of Ontario
4.750%	01/19/2016	1,700,000	1,659,593

Sovereign Debt Obligations — 0.3%
United Mexican States
5.625%	01/15/2017	1,405,000	1,388,140

12

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,033,366)			3,047,733

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 6.5%
Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	630,446	648,086

Pass-Through Securities — 6.4%
FHLMC (e)
4.000%	12/15/2009	8,275,000	8,061,398
FHLMC
5.500%	07/01/2020 - 11/01/2031	18,220,036	18,207,869
FHLMC
6.000%	09/01/2016 - 02/01/2018	450,430	457,662
FHLMC
6.500%	09/01/2016	869,196	887,106
FHLMC
7.500%	10/01/2030 - 02/01/2031	101,826	105,589
FHLMC
8.000%	03/01/2027	122,035	129,457
FHLMC
9.000%	03/01/2017	7,269	7,608
Total Pass-Through Securities			27,856,689
			28,504,775

Federal National Mortgage Association (FNMA) — 24.9%
Pass-Through Securities
FNMA
3.875%	02/15/2010	8,000,000	7,749,774
FNMA
5.000%	08/01/2035	18,763,896	18,034,596
FNMA
5.500%	02/01/2014 - 05/01/2036	65,045,541	64,407,182
FNMA
6.000%	06/01/2016	88,576	90,095
FNMA
6.420%	11/01/2008	169,469	173,019
FNMA
6.500%	07/01/2016	353,670	361,296
FNMA
7.000%	03/01/2031 - 04/01/2031	187,906	193,242
FNMA
7.500%	08/01/2029 - 06/01/2031	153,335	158,819
FNMA
8.000%	11/01/2029 - 09/01/2031	432,811	458,402
FNMA
9.000%	05/01/2009	22,779	23,381
FNMA TBA (f)
6.000%	10/01/2036	16,500,000	16,572,187
Total Pass-Through Securities			108,221,993

13

Government National Mortgage Association (GNMA) — 0.3%
Pass-Through Securities
GNMA
5.125%	11/20/2025 - 11/20/2027	36,086	36,763
GNMA
7.000%	09/15/2023 - 08/15/2032	599,478	621,397
GNMA
7.250%	11/20/2021 - 01/20/2022	213,311	223,107
GNMA
7.500%	03/15/2017 - 06/15/2024	269,540	281,524
GNMA
8.000%	11/15/2006 - 04/15/2008	72,848	73,349
Total Pass-Through Securities			1,236,140

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV TVA
4.687%	01/15/2022	517,776	503,279

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $138,866,361)			138,466,187

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bonds — 5.1%
U.S. Treasury Bond (e) (g)
6.125%	08/15/2029	18,870,000	22,248,909

U.S. Treasury Notes — 14.3%
U.S. Treasury Inflation Index
3.875%	01/15/2009	5,210,562	5,359,959
U.S. Treasury Note
3.375%	11/15/2008	3,525,000	3,433,019
U.S. Treasury Note (e)
3.875%	05/15/2010	4,000,000	3,905,938
U.S. Treasury Note (e)
4.000%	02/15/2015	21,165,000	20,262,182
U.S. Treasury Note (e)
4.875%	05/31/2011	17,215,000	17,414,048
U.S. Treasury Note (e)
5.000%	07/31/2008	6,450,000	6,480,234
U.S. Treasury Note
5.000%	08/15/2011	5,250,000	5,352,129
			62,207,509

U.S. Treasury Strips — 3.1%
U.S. Treasury Strips, PO
0.000%	05/15/2016	21,000,000	13,417,553

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,777,788)			97,873,971

TOTAL BONDS & NOTES (Cost $405,233,781)			406,221,956

14

	Principal
	Amount	Market Value
OPTIONS — 0.2%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	6,000,000	76,270
Goldman Swaption, Expires 4/14/2008, Strike 5.61%	8,700,000	272,398
Goldman Swaption, Expires 4/14/2008, Strike 5.61%	8,700,000	272,398

TOTAL OPTIONS (Cost $666,780)		621,066

TOTAL LONG TERM INVESTMENTS (Cost $405,906,764)		406,871,107

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 20.0%
Cash Equivalents — 9.8% (j)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	565,785	565,785
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	1,454,884	1,454,884
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	404,135	404,135
American Beacon Money Market Fund (h)
		635,622	635,622
Bank of America
5.270%	11/10/2006	808,269	808,269
Bank of America
5.300%	11/20/2006	242,481	242,481
Bank of America
5.310%	03/08/2007	808,269	808,269
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	1,616,538	1,616,538
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	323,308	323,308
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	2,424,807	2,424,807
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	323,308	323,308
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	1,212,404	1,212,404
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	1,212,404	1,212,404
BGI Institutional Money Market Fund (h)
	1,616,538		1,616,538
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	808,269	808,269
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	1,212,404	1,212,404
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	1,163,908	1,163,908
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	1,293,231	1,293,231

15

Dreyfus Cash Management Plus Money Market Fund (h)
		249,172	249,172
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	321,709	321,709
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	808,269	808,269
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	1,212,404	1,212,404
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	969,923	969,923
Freddie Mac Discount Note
5.171%	10/17/2006	319,438	319,438
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	1,201,795	1,201,795
Goldman Sachs Financial Square Prime Obligations Money Market Fund (h)
		348,555	348,555
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	1,212,404	1,212,404
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	1,212,404	1,212,404
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	1,212,404	1,212,404
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	808,269	808,269
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	1,212,404	1,212,404
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	1,616,538	1,616,538
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	808,269	808,269
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	727,442	727,442
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	323,308	323,308
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	1,616,538	1,616,538
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	1,212,404	1,212,404
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	808,269	808,269
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	1,036,177	1,036,177
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	1,131,577	1,131,577
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	646,615	646,615
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	1,050,750	1,050,750
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	1,212,404	1,212,404
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	1,212,404	1,212,404
			42,618,409

16

Commercial Paper — 10.2%
Alcoa, Inc.
5.260%	10/04/2006	2,725,000	2,723,407
Alcoa, Inc.
5.300%	10/12/2006	4,090,000	4,082,774
E.W. Scripps Company
5.230%	10/12/2006	2,295,000	2,290,999
Florida Power & Light Co.
5.250%	10/12/2006	3,910,000	3,903,158
General Mills, Inc. (b)
5.290%	10/12/2006	3,010,000	3,004,692
General Mills, Inc. (b)
5.300%	10/02/2006	3,000,000	2,999,117
Kinder Morgan Energy Partners LP
5.350%	10/12/2006	7,560,000	7,546,518
Lennar Corp.
5.310%	10/06/2006	3,000,000	2,997,345
Ryder System, Inc.
5.310%	10/10/2006	2,150,000	2,146,829
Textron Financial Corp.
5.290%	10/11/2006	2,145,000	2,141,533
Textron Financial Corp.
5.290%	10/12/2006	3,240,000	3,234,287
Time Warner Cable, Inc. (b)
5.340%	10/03/2006	3,250,000	3,248,554
VF Corp.
5.300%	10/05/2006	4,245,000	4,241,875
			44,561,088

TOTAL SHORT-TERM INVESTMENTS (Cost $87,179,497)			87,179,497

TOTAL INVESTMENTS — 113.5% (Cost $493,086,261) (i)			$494,050,604

Other Assets/(Liabilities) — (13.5%)			(58,777,675)

NET ASSETS — 100.0%			$435,272,929

Notes to Portfolio of Investments

MTN - Medium Term Note

PO - Principal Only

REIT - Real Estate Investment Trust

TBA - To be announced

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $27,421,422 or 6.3% of net assets.

(c)	Security is currently in default.
(d)	This security is valued in good faith under procedures established by the board of trustees.
(e)	Denotes all or a portion of security on loan. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Amount represents shares owned of the fund.
(i)	See Note 3 for aggregate cost for Federal tax purposes.
(j)	Represents investments of security lending collateral. (Note 2).

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 63.8%
COMMON STOCK — 63.8%
Advertising — 0.1%
Monster Worldwide, Inc. (a)	3,700	133,902
Omnicom Group, Inc.	13,700	1,282,320
		1,416,222

Aerospace & Defense — 1.7%
Boeing Co.	42,600	3,359,010
General Dynamics Corp.	28,400	2,035,428
Honeywell International, Inc.	55,100	2,253,590
Lockheed Martin Corp.	23,800	2,048,228
Northrop Grumman Corp.	24,500	1,667,715
Raytheon Co.	34,800	1,670,748
United Technologies Corp.	53,700	3,401,895
		16,436,614

Air Transportation — 0.1%
Southwest Airlines Co.	43,400	723,044

Apparel, Textiles & Shoes — 0.4%
Coach, Inc. (a)	5,300	182,320
The Gap, Inc.	29,700	562,815
Jones Apparel Group, Inc.	23,900	775,316
Limited Brands	18,800	498,012
Liz Claiborne, Inc.	6,500	256,815
Nike, Inc. Cl. B	6,600	578,292
Nordstrom, Inc.	25,000	1,057,500
VF Corp.	4,900	357,455
		4,268,525

Automotive & Parts — 0.3%
AutoNation, Inc. (a)	100	2,090
Ford Motor Co.	103,600	838,124
General Motors Corp. (b)	31,100	1,034,386
Harley-Davidson, Inc.	14,900	934,975
Paccar, Inc.	2,100	119,742
		2,929,317

Banking, Savings & Loans — 6.3%
AmSouth Bancorporation	14,000	406,560
Bank of America Corp.	235,105	12,594,575
Bank of New York Co., Inc.	39,700	1,399,822
BB&T Corp.	27,900	1,221,462
Capital One Financial Corp.	7,700	605,682
Comerica, Inc.	10,900	620,428
Compass Bancshares, Inc.	5,500	313,390
Fannie Mae	50,400	2,817,864
Fifth Third Bancorp (b)	29,000	1,104,320
First Horizon National Corp.	4,900	186,249
Freddie Mac (b)	35,900	2,381,247
Golden West Financial Corp.	13,800	1,066,050
JP Morgan Chase & Co.	185,316	8,702,439

1

KeyCorp	31,800	1,190,592
M&T Bank Corp.	3,400	407,864
Marshall and Ilsley Corp.	13,200	635,976
Mellon Financial Corp.	21,700	848,470
National City Corp.	31,500	1,152,900
North Fork Bancorporation, Inc.	19,050	545,592
Regions Financial Corp.	36,323	1,336,323
SLM Corp.	21,300	1,107,174
State Street Corp.	17,400	1,085,760
SunTrust Banks, Inc.	19,000	1,468,320
Synovus Financial Corp.	13,000	381,810
U.S. Bancorp	92,500	3,072,850
Wachovia Corp.	89,433	4,990,361
Washington Mutual, Inc.	50,109	2,178,238
Wells Fargo & Co.	174,500	6,313,410
Zions Bancorp	2,800	223,468
		60,359,196

Beverages — 1.4%
Anheuser-Busch Cos., Inc.	47,100	2,237,721
Brown-Forman Corp. Cl. B	2,500	191,625
The Coca-Cola Co.	111,200	4,968,416
Coca-Cola Enterprises, Inc.	17,800	370,774
Molson Coors Brewing Co. Cl. B	3,300	227,370
The Pepsi Bottling Group, Inc.	14,700	521,850
PepsiCo, Inc.	78,300	5,109,858
		13,627,614

Broadcasting, Publishing & Printing — 1.4%
CBS Corp. Cl. B	27,850	784,535
Clear Channel Communications, Inc.	28,200	813,570
Comcast Corp. Cl. A (a)	99,600	3,670,260
Dow Jones & Co., Inc. (b)	3,500	117,390
Gannett Co., Inc. (b)	14,300	812,669
The McGraw-Hill Companies, Inc.	24,500	1,421,735
Meredith Corp.	10,900	537,697
New York Times Co. Cl. A (b)	100	2,298
The Scripps (E.W.) Co. Cl. A	100	4,793
Time Warner, Inc.	193,400	3,525,682
Univision Communications, Inc. Cl. A (a) (b)	14,300	491,062
Viacom, Inc. Cl. B (a)	21,750	808,665
		12,990,356

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp.	6,400	120,128
Masco Corp.	20,300	556,626
Vulcan Materials Co.	100	7,825
		684,579

Chemicals — 0.8%
Dow Chemical Co.	53,200	2,073,736
Du Pont (E.I.) de Nemours & Co.	50,800	2,176,272
Hercules, Inc. (a)	7,100	111,967
International Flavors & Fragrances, Inc.	3,300	130,482
Monsanto Co.	29,900	1,405,599

2

PPG Industries, Inc.	9,300	623,844
Praxair, Inc.	10,600	627,096
Rohm & Haas Co.	8,000	378,800
		7,527,796

Commercial Services — 0.8%
Apollo Group, Inc. Cl. A (a)	4,800	236,352
Cintas Corp.	3,800	155,154
Convergys Corp. (a)	29,200	602,980
Donnelley (R.R.) & Sons Co.	4,900	161,504
eBay, Inc. (a)	52,400	1,486,064
Ecolab, Inc.	5,900	252,638
Equifax, Inc.	9,700	356,087
Fluor Corp.	200	15,378
Moody’s Corp.	9,300	608,034
Paychex, Inc.	18,600	685,410
PerkinElmer, Inc.	8,200	155,226
Public Storage, Inc.	3,600	309,564
Quest Diagnostics, Inc.	10,100	617,716
Robert Half International, Inc. (b)	4,300	146,071
Ryder System, Inc. (b)	14,300	739,024
Waste Management, Inc.	40,500	1,485,540
		8,012,742

Communications — 0.8%
Avaya, Inc. (a)	22,800	260,832
Ciena Corp. (a)	4,585	124,941
Citizens Communications Co.	17,800	249,912
L-3 Communications Holdings, Inc.	6,100	477,813
Lucent Technologies, Inc. (a)	162,700	380,718
Motorola, Inc.	113,200	2,830,000
Network Appliance, Inc. (a)	20,500	758,705
Qualcomm, Inc.	76,400	2,777,140
Tellabs, Inc. (a)	1,200	13,152
		7,873,213

Computer Integrated Systems Design — 0.2%
Autodesk, Inc. (a)	11,900	413,882
Computer Sciences Corp. (a)	9,500	466,640
Sun Microsystems, Inc. (a)	186,100	924,917
		1,805,439

Computer Programming Services — 0.0%
VeriSign, Inc. (a)	8,100	163,620

Computers & Information — 2.4%
Apple Computer, Inc. (a)	46,600	3,589,598
Cisco Systems, Inc. (a)	329,100	7,569,300
Dell, Inc. (a)	100,100	2,286,284
EMC Corp. (a)	78,400	939,232
International Business Machines Corp.	83,000	6,801,020
International Game Technology	300	12,450
Jabil Circuit, Inc.	200	5,714
Lexmark International, Inc. (a) (b)	15,400	887,964
SanDisk Corp. (a)	6,200	331,948
Solectron Corp. (a)	30,200	98,452
		22,521,962

3

Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.	28,500	698,820
Hewlett-Packard Co.	152,900	5,609,901
Pitney Bowes, Inc.	12,200	541,314
Xerox Corp. (a)	87,600	1,363,056
		8,213,091

Containers — 0.2%
Ball Corp.	7,100	287,195
Bemis Co., Inc.	6,000	197,160
Pactiv Corp. (a)	25,400	721,868
Sealed Air Corp. (b)	6,800	368,016
Temple-Inland, Inc.	20,200	810,020
		2,384,259

Cosmetics & Personal Care — 1.5%
Alberto-Culver Co.	2,800	141,652
Avon Products, Inc.	24,600	754,236
Colgate-Palmolive Co.	17,000	1,055,700
The Estee Lauder Cos., Inc. Cl. A	4,200	169,386
Kimberly-Clark Corp.	27,900	1,823,544
The Procter & Gamble Co.	164,293	10,182,880
		14,127,398

Data Processing & Preparation — 0.4%
Affiliated Computer Services, Inc. Cl. A (a) (b)	5,400	280,044
Automatic Data Processing, Inc.	31,800	1,505,412
First Data Corp.	25,000	1,050,000
Fiserv, Inc. (a)	13,400	631,006
IMS Health, Inc.	11,400	303,696
NCR Corp. (a)	10,100	398,748
		4,168,906

Electric Utilities — 1.9%
AES Corp. (a)	36,300	740,157
Ameren Corp.	11,300	596,527
American Electric Power Co., Inc.	21,700	789,229
CenterPoint Energy, Inc. (b)	17,200	246,304
Consolidated Edison, Inc.	13,700	632,940
Constellation Energy Group, Inc.	9,900	586,080
Dominion Resources, Inc.	10,200	780,198
DTE Energy Co. (b)	9,800	406,798
Duke Energy Corp.	71,532	2,160,266
Edison International	27,300	1,136,772
Entergy Corp.	11,700	915,291
Exelon Corp.	24,700	1,495,338
FirstEnergy Corp.	19,200	1,072,512
FPL Group, Inc.	22,800	1,026,000
NiSource, Inc. (b)	9,400	204,356
PG&E Corp.	19,200	799,680
Pinnacle West Capital Corp.	9,900	445,995
PPL Corp.	21,100	694,190

4

Progress Energy, Inc. (b)	14,100	639,858
Public Service Enterprise Group, Inc.	13,800	844,422
Southern Co. (b)	42,900	1,478,334
TXU Corp.	14,400	900,288
		18,591,535

Electrical Equipment & Electronics — 3.9%
Advanced Micro Devices, Inc. (a)	3,100	77,035
Altera Corp. (a)	35,600	654,328
Analog Devices, Inc.	18,300	537,837
Broadcom Corp. Cl. A (a)	3,450	104,673
Emerson Electric Co.	22,700	1,903,622
Freescale Semiconductor, Inc. Cl. B (a)	36,018	1,369,044
General Electric Co.	530,100	18,712,530
Intel Corp.	290,800	5,981,756
Johnson Controls, Inc.	6,400	459,136
KLA-Tencor Corp.	4,600	204,562
LSI Logic Corp. (a) (b)	19,900	163,578
Maxim Integrated Products, Inc.	6,200	174,034
Micron Technology, Inc. (a)	68,200	1,186,680
Molex, Inc.	7,700	300,069
National Semiconductor Corp.	17,100	402,363
Novellus Systems, Inc. (a)	27,600	763,416
Nvidia Corp. (a)	37,700	1,115,543
QLogic Corp. (a)	8,200	154,980
Rockwell Automation, Inc.	600	34,860
Texas Instruments, Inc.	85,600	2,846,200
Xilinx, Inc.	900	19,755
		37,166,001

Energy — 5.6%
Anadarko Petroleum Corp.	14,600	639,918
Apache Corp.	7,300	461,360
Ashland, Inc.	4,400	280,632
BJ Services Co.	21,300	641,769
Chesapeake Energy Corp.	1,400	40,572
Chevron Corp.	117,169	7,599,581
ConocoPhillips	90,858	5,408,777
Devon Energy Corp.	14,300	903,045
El Paso Corp. (b)	45,300	617,892
EOG Resources, Inc.	6,000	390,300
Exxon Mobil Corp.	304,500	20,431,950
Halliburton Co.	49,700	1,413,965
KeySpan Corp.	6,000	246,840
Kinder Morgan, Inc.	8,000	838,800
Marathon Oil Corp.	19,800	1,522,620
Nabors Industries Ltd. (a) (b)	1,200	35,700
National Oilwell Varco, Inc. (a)	700	40,985
Nicor, Inc. (b)	2,600	111,176
Noble Corp.	100	6,418
Occidental Petroleum Corp.	47,800	2,299,658
Schlumberger Ltd.	68,800	4,267,664
Sempra Energy	14,400	723,600
Sunoco, Inc.	7,000	435,330
Transocean, Inc. (a)	11,400	834,822

5

Valero Energy Corp.	33,800	1,739,686
Weatherford International Ltd. (a)	5,100	212,772
The Williams Cos., Inc.	17,400	415,338
Xcel Energy, Inc.	36,600	755,790
XTO Energy, Inc.	5,200	219,076
		53,536,036

Entertainment & Leisure — 0.7%
News Corp., Inc. Cl. A	136,600	2,684,190
The Walt Disney Co.	123,300	3,811,203
		6,495,393

Financial Services — 4.6%
American Express Co.	64,100	3,594,728
Ameriprise Financial, Inc.	22,280	1,044,932
Apartment Investment & Management Co. Cl. A	4,300	233,963
Archstone-Smith Trust REIT	11,400	620,616
The Bear Stearns Cos., Inc.	10,300	1,443,030
Chicago Mercantile Exchange Holdings, Inc.	1,800	860,850
CIT Group, Inc.	13,300	646,779
Citigroup, Inc.	257,900	12,809,893
Countrywide Financial Corp.	47,300	1,657,392
E*TRADE Financial Corp. (a)	29,700	710,424
Franklin Resources, Inc.	8,800	930,600
The Goldman Sachs Group, Inc.	24,900	4,212,333
Huntington Bancshares, Inc.	16,200	387,666
Janus Capital Group, Inc.	9,400	185,368
Legg Mason, Inc.	3,400	342,924
Lehman Brothers Holdings, Inc.	34,800	2,570,328
Merrill Lynch & Co., Inc.	51,500	4,028,330
Morgan Stanley	61,300	4,469,383
PNC Financial Services Group, Inc.	22,400	1,622,656
The Charles Schwab Corp.	34,200	612,180
T. Rowe Price Group, Inc.	13,800	660,330
		43,644,705

Food Retailers — 0.1%
Starbucks Corp. (a)	22,000	749,100
SuperValu, Inc.	6,900	204,585
		953,685

Foods — 0.9%
Archer-Daniels-Midland Co.	36,200	1,371,256
Campbell Soup Co.	10,900	397,850
ConAgra Foods, Inc.	28,100	687,888
Dean Foods Co. (a)	9,500	399,190
General Mills, Inc.	22,100	1,250,860
Heinz (H. J.) Co.	25,000	1,048,250
Kellogg Co.	1,500	74,280
The Kroger Co.	39,900	923,286
McCormick & Co., Inc.	13,200	501,336
Safeway, Inc.	24,600	746,610
Sara Lee Corp.	44,300	711,901
Sysco Corp.	14,000	468,300
		8,581,007

6

Forest Products & Paper — 0.1%
International Paper Co.	7,800	270,114
MeadWestvaco Corp.	100	2,651
Plum Creek Timber Co., Inc.	4,700	159,988
Weyerhaeuser Co.	2,900	178,437
		611,190

Healthcare — 0.9%
Caremark Rx, Inc.	24,900	1,411,083
Coventry Health Care, Inc. (a)	8,700	448,224
Express Scripts, Inc. (a)	12,900	973,821
HCA, Inc.	12,900	643,581
Humana, Inc. (a)	7,800	515,502
Laboratory Corp. of America Holdings (a) (b)	10,600	695,042
Manor Care, Inc. (b)	10,900	569,852
UnitedHealth Group, Inc.	59,300	2,917,560
		8,174,665

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.	3,900	205,218
Harman International Industries, Inc.	100	8,344
Leggett & Platt, Inc.	10,300	257,809
Lennar Corp. Cl. A	4,600	208,150
Whirlpool Corp.	4,300	361,673
		1,041,194

Household Products — 0.5%
The Black & Decker Corp.	4,600	365,010
Corning, Inc. (a)	72,900	1,779,489
Newell Rubbermaid, Inc.	15,200	430,464
The Sherwin-Williams Co.	10,200	568,956
Snap-on, Inc.	16,400	730,620
The Stanley Works	16,100	802,585
		4,677,124

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	3,700	247,974

Industrial - Diversified — 0.9%
3M Co.	31,200	2,321,904
Cooper Industries Ltd. Cl. A	5,100	434,622
Danaher Corp.	20,700	1,421,469
Eaton Corp.	8,400	578,340
Illinois Tool Works, Inc.	8,100	363,690
ITT Industries, Inc.	9,700	497,319
Tyco International Ltd.	106,631	2,984,602
		8,601,946

Information Retrieval Services — 0.6%
Google, Inc. Cl. A (a)	10,400	4,179,760
Juniper Networks, Inc. (a)	20,900	361,152
Yahoo!, Inc. (a)	53,000	1,339,840
		5,880,752

7

Insurance — 4.3%
ACE Ltd.	26,100	1,428,453
Aetna, Inc.	32,200	1,273,510
AFLAC, Inc.	26,200	1,198,912
Allstate Corp.	40,400	2,534,292
Ambac Financial Group, Inc.	12,000	993,000
American International Group, Inc.	137,000	9,077,620
Aon Corp.	13,700	464,019
Chubb Corp.	30,800	1,600,368
Cigna Corp.	10,700	1,244,624
Cincinnati Financial Corp.	12,600	605,556
Genworth Financial, Inc. Cl. A	38,900	1,361,889
The Hartford Financial Services Group, Inc.	23,500	2,038,625
Lincoln National Corp.	23,887	1,482,905
Loews Corp.	35,900	1,360,610
Marsh & McLennan Cos., Inc.	16,600	467,290
MBIA, Inc. (b)	14,400	884,736
Metlife, Inc.	48,200	2,731,976
MGIC Investment Corp.	6,800	407,796
Principal Financial Group, Inc.	8,200	445,096
Progressive Corp.	34,800	853,992
Prudential Financial, Inc.	16,400	1,250,500
Safeco Corp.	12,600	742,518
St. Paul Travelers Co.	47,135	2,210,160
Torchmark Corp.	7,300	460,703
UnumProvident Corp.	15,300	296,667
WellPoint, Inc. (a)	36,300	2,796,915
XL Capital Ltd. Cl. A	8,900	611,430
		40,824,162

Lodging — 0.2%
Hilton Hotels Corp.	13,300	370,405
Marriott International, Inc. Cl. A	1,700	65,688
Starwood Hotels & Resorts Worldwide, Inc.	12,400	709,156
Wyndham Worldwide Corp. (a)	11,100	310,467
		1,455,716

Machinery & Components — 0.6%
Baker Hughes, Inc.	10,600	722,920
Caterpillar, Inc.	27,100	1,783,180
Cummins, Inc. (b)	7,600	906,148
Deere & Co.	5,500	461,505
Dover Corp.	18,300	868,152
Ingersoll-Rand Co. Cl. A (b)	18,200	691,236
Pall Corp.	6,800	209,508
Parker Hannifin Corp.	6,700	520,791
		6,163,440

Manufacturing — 0.2%
American Standard Cos., Inc.	5,700	239,229
Applied Materials, Inc. (b)	79,400	1,407,762
Avery Dennison Corp.	5,800	348,986
		1,995,977

8

Medical Supplies — 1.0%
Agilent Technologies, Inc. (a)	23,600	771,484
Allergan, Inc.	2,300	259,003
Applera Corp. - Applied Biosystems Group	27,300	903,903
Bausch & Lomb, Inc.	3,100	155,403
Baxter International, Inc.	45,600	2,072,976
Becton, Dickinson & Co.	15,500	1,095,385
Boston Scientific Corp. (a)	23,100	341,649
Fisher Scientific International, Inc. (a)	15,400	1,204,896
Medtronic, Inc.	46,500	2,159,460
St. Jude Medical, Inc. (a)	100	3,529
Tektronix, Inc.	4,300	124,399
Thermo Electron Corp. (a)	14,800	582,084
Zimmer Holdings, Inc. (a)	3,300	222,750
		9,896,921

Metals & Mining — 0.5%
Alcoa, Inc.	37,200	1,043,088
Allegheny Technologies, Inc. (b)	4,800	298,512
Freeport-McMoRan Copper & Gold, Inc. Cl. B	11,600	617,816
Newmont Mining Corp.	9,700	414,675
Nucor Corp.	27,500	1,360,975
Phelps Dodge Corp.	11,500	974,050
United States Steel Corp.	7,300	421,064
		5,130,180

Pharmaceuticals — 5.5%
Abbott Laboratories	88,400	4,292,704
AmerisourceBergen Corp.	14,700	664,440
Amgen, Inc. (a)	64,800	4,635,144
Barr Pharmaceuticals, Inc. (a)	3,900	202,566
Biogen Idec, Inc. (a)	21,500	960,620
Bristol-Myers Squibb Co.	77,500	1,931,300
Cardinal Health, Inc.	23,000	1,512,020
Eli Lilly & Co.	40,400	2,302,800
Forest Laboratories, Inc. (a)	17,800	900,858
Genzyme Corp. (a)	4,400	296,868
Gilead Sciences, Inc. (a)	14,700	1,009,890
Johnson & Johnson	151,000	9,805,940
King Pharmaceuticals, Inc. (a)	16,600	282,698
McKesson Corp.	24,700	1,302,184
Medco Health Solutions, Inc. (a)	16,600	997,826
Merck & Co., Inc.	122,500	5,132,750
Mylan Laboratories, Inc. (b)	22,300	448,899
Pfizer, Inc.	383,700	10,881,732
Schering-Plough Corp.	48,500	1,071,365
Sigma-Aldrich Corp. (b)	4,100	310,247
Watson Pharmaceutical, Inc. (a)	24,000	628,080
Wyeth	58,000	2,948,720
		52,519,651
Photography Equipment/Supplies — 0.0%
Eastman Kodak Co.	15,800	353,920

9

Prepackaged Software — 2.2%
Adobe Systems, Inc. (a)	31,900	1,194,655
BMC Software, Inc. (a)	31,700	862,874
CA, Inc.	22,553	534,281
Citrix Systems, Inc. (a)	8,500	307,785
Compuware Corp. (a)	18,100	140,999
Electronic Arts, Inc. (a) (b)	7,800	434,304
Intuit, Inc. (a)	18,900	606,501
Microsoft Corp.	451,200	12,331,296
Novell, Inc. (a)	18,400	112,608
Oracle Corp. (a)	233,896	4,149,315
Symantec Corp. (a)	33,500	712,880
		21,387,498

Real Estate — 0.4%
Boston Properties, Inc.	6,000	620,040
Equity Office Properties Trust	17,400	691,824
Equity Residential REIT (b)	12,900	652,482
Kimco Realty Corp.	9,900	424,413
ProLogis	10,800	616,248
Realogy Corp. (a)	11,000	249,480
Simon Property Group, Inc. REIT	4,300	389,666
		3,644,153

Restaurants — 0.4%
Darden Restaurants, Inc.	7,200	305,784
McDonald’s Corp.	69,600	2,722,752
Wendy’s International, Inc.	3,900	261,300
Yum! Brands, Inc.	15,200	791,160
		4,080,996

Retail — 3.1%
Amazon.com, Inc. (a)	5,900	189,508
AutoZone, Inc. (a)	5,000	516,500
Bed Bath & Beyond, Inc. (a)	100	3,826
Best Buy Co., Inc. (b)	14,350	768,586
Big Lots, Inc. (a) (b)	122,100	2,418,801
Circuit City Stores, Inc.	300	7,533
Costco Wholesale Corp.	11,800	586,224
CVS Corp.	25,000	803,000
Dillards, Inc. Cl. A (b)	5,500	180,015
Family Dollar Stores, Inc.	14,100	412,284
Federated Department Stores, Inc.	40,902	1,767,376
The Home Depot, Inc.	94,900	3,442,023
J.C. Penney Co., Inc.	12,400	848,036
Kohl’s Corp. (a)	25,300	1,642,476
Lowe’s Companies, Inc.	58,500	1,641,510
Office Depot, Inc. (a)	28,900	1,147,330
OfficeMax, Inc.	6,500	264,810
Sears Holdings Corp. (a)	7,900	1,248,911
Staples, Inc.	14,350	349,136
Target Corp.	34,500	1,906,125
The TJX Cos., Inc.	43,300	1,213,699
Walgreen Co.	53,900	2,392,621
Wal-Mart Stores, Inc.	121,300	5,982,516
		29,732,846

10

Telephone Utilities — 2.4%
Alltel Corp.	10,600	588,300
AT&T, Inc.	214,681	6,990,013
BellSouth Corp.	99,900	4,270,725
CenturyTel, Inc.	18,300	725,961
Embarq Corp.	7,928	383,477
Qwest Communications International, Inc. (a) (b)	148,400	1,294,048
Sprint Nextel Corp.	122,265	2,096,845
Verizon Communications, Inc.	161,068	5,980,455
Windstream Corp.	30,200	398,338
		22,728,162

Tobacco — 1.1%
Altria Group, Inc.	111,900	8,565,945
Reynolds American, Inc. (b)	13,400	830,398
UST, Inc. (b)	13,100	718,273
		10,114,616

Toys, Games — 0.2%
Hasbro, Inc.	22,600	514,150
Mattel, Inc.	49,000	965,300
		1,479,450

Transportation — 1.0%
Burlington Northern Santa Fe Corp.	11,400	837,216
Carnival Corp.	11,500	540,845
CSX Corp.	24,400	801,052
FedEx Corp.	16,900	1,836,692
Norfolk Southern Corp.	8,700	383,235
Union Pacific Corp.	14,900	1,311,200
United Parcel Service, Inc. Cl. B	49,000	3,525,060
		9,235,300

Travel — 0.1%
Sabre Holdings Corp. Cl. A	29,000	678,310

TOTAL COMMON STOCK (Cost $464,378,431)		609,858,398

TOTAL EQUITIES (Cost $464,378,431)		609,858,398

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology (a) (c)	21,700	0

TOTAL RIGHTS (Cost $0)		0

11

		Principal
		Amount	Market Value
BONDS & NOTES — 28.9%
ASSET BACKED SECURITIES — 0.5%
Financial Services
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	1,878,300	1,796,628
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	442,303	472,158
Oak Hill Credit Partners, Series 1A, Class A2
5.440%	09/12/2013	1,500,000	1,502,344
Travelers Funding Ltd., Series 1A, Class A1 (d)
6.300%	02/18/2014	1,188,967	1,191,582
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	295,408	294,168

TOTAL ASSET BACKED SECURITIES (Cost $5,294,036)			5,256,880

CORPORATE DEBT — 9.0%
Aerospace & Defense — 0.2%

Goodrich (B.F.) Co.
7.500%	04/15/2008	1,800,000	1,850,965

Air Transportation — 0.0%

US Airways, Inc., Class B (a) (e)
7.500%	04/15/2008	869,681	10,871

Apparel, Textiles & Shoes — 0.1%

Kellwood Co.
7.625%	10/15/2017	130,000	120,790
Kellwood Co.
7.875%	07/15/2009	165,000	165,022
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	400,000	418,113
			703,925

Automotive & Parts — 0.3%

DaimlerChrysler North America Holding Corp.
4.050%	06/04/2008	2,000,000	1,953,018
DaimlerChrysler North America Holding Corp.
4.125%	03/07/2007	525,000	521,986
General Motors Corp. (b)
8.375%	07/15/2033	110,000	95,150
			2,570,154

Banking, Savings & Loans — 0.6%

Ametek, Inc.
7.200%	07/15/2008	1,040,000	1,063,230
Bank of America Corp.
4.250%	10/01/2010	800,000	775,395

12

CIT Group, Inc.
7.375%	04/02/2007	900,000	908,988
JP Morgan Chase & Co.
3.125%	12/11/2006	1,000,000	995,825
Kern River Funding Corp. (d)
4.893%	04/30/2018	639,001	619,006
SLM Corp.
5.000%	10/01/2013	230,000	223,905
SLM Corp.
5.625%	08/01/2033	305,000	289,611
Wells Fargo & Co.
4.125%	03/10/2008	470,000	463,015
			5,338,975

Beverages — 0.1%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	300,000	293,533
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	575,000	633,761
Constellation Brands, Inc.
8.000%	02/15/2008	210,000	214,725
			1,142,019

Broadcasting, Publishing & Printing — 0.9%

Belo Corp.
6.750%	05/30/2013	800,000	820,104
Belo Corp.
8.000%	11/01/2008	400,000	418,064
Clear Channel Communications, Inc.
6.000%	11/01/2006	200,000	200,049
Comcast Cable Communications, Inc.
8.375%	05/01/2007	2,500,000	2,542,390
Cox Communications, Inc.
4.625%	01/15/2010	1,850,000	1,799,510
Cox Communications, Inc.
6.750%	03/15/2011	700,000	729,043
Dow Jones & Co., Inc.
3.875%	02/15/2008	800,000	784,429
Knight-Ridder, Inc.
7.125%	06/01/2011	130,000	135,585
Rogers Cable, Inc.
5.500%	03/15/2014	200,000	188,000
Shaw Communications, Inc.
8.250%	04/11/2010	415,000	437,825
USA Interactive
7.000%	01/15/2013	675,000	692,473
			8,747,472

Building Materials & Construction — 0.2%

Chemed Corp.
8.750%	02/24/2011	485,000	503,187

13

Vulcan Materials Co.
6.000%	04/01/2009	1,250,000	1,272,579
			1,775,766

Chemicals — 0.3%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	615,000	614,241
Cytec Industries, Inc.
5.500%	10/01/2010	335,000	332,989
ICI Wilmington, Inc.
7.050%	09/15/2007	735,000	744,635
Lubrizol Corp.
4.625%	10/01/2009	480,000	470,876
Lubrizol Corp.
5.875%	12/01/2008	325,000	327,821
Sealed Air Corp. (d)
6.875%	07/15/2033	145,000	146,133
			2,636,695

Commercial Services — 0.1%

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	300,000	287,625
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	400,000	388,937
			676,562

Communications — 0.1%

Echostar DBS Corp. (d)
7.125%	02/01/2016	425,000	410,656

Computer Programming Services — 0.0%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	310,000	314,472

Data Processing & Preparation — 0.0%

Certegy, Inc.
4.750%	09/15/2008	220,000	212,064

Electric Utilities — 1.4%

Allegheny Energy Supply Co. LLC (d)
8.250%	04/15/2012	275,000	299,750
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,085,000	1,090,095
Dominion Resources, Inc.
5.150%	07/15/2015	770,000	739,810
Duke Energy Field Services Corp.
7.875%	08/16/2010	1,800,000	1,948,277
Elwood Energy LLC
8.159%	07/05/2026	414,731	436,554

14

Entergy Gulf States, Inc.
5.250%	08/01/2015	995,000	932,331
FirstEnergy Corp., Series A
5.500%	11/15/2006	375,000	374,985
Homer City Funding LLC
8.734%	10/01/2026	452,364	500,993
Ipalco Enterprises, Inc.
8.375%	11/14/2008	975,000	1,001,812
Kansas Gas & Electric Co.
5.647%	03/29/2021	310,000	300,210
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,050,000	1,020,789
MidAmerican Funding LLC
6.750%	03/01/2011	145,000	152,993
Monongahela Power Co.
6.700%	06/15/2014	400,000	427,604
Nevada Power Co., Series L
5.875%	01/15/2015	450,000	447,974
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	102,000	105,825
Tampa Electric Co.
5.375%	08/15/2007	700,000	699,402
Tenaska Oklahoma (d)
6.528%	12/30/2014	531,574	523,622
TransAlta Corp.
5.750%	12/15/2013	1,000,000	997,981
Tri-State Generation & Transmission Association, Series 2003, Class A (d)
6.040%	01/31/2018	430,000	432,586
Tri-State Generation & Transmission Association, Series 2003, Class B (d)
7.144%	07/31/2033	525,000	563,847
TXU Energy Co.
7.000%	03/15/2013	210,000	220,476
			13,217,916

Electrical Equipment & Electronics — 0.1%

Anixter, Inc.
5.950%	03/01/2015	510,000	473,025
Avnet, Inc.
8.000%	11/15/2006	105,000	105,219
Thomas & Betts Corp., Series B MTN
6.390%	02/10/2009	200,000	204,152
			782,396

Energy — 0.7%

Australian Gas Light Co. Ltd. (d)
6.400%	04/15/2008	710,000	718,971
Boardwalk Pipelines LLC
5.500%	02/01/2017	175,000	169,892
Chesapeake Energy Corp.
6.500%	08/15/2017	300,000	281,250
Colonial Pipeline Co. (d)
7.630%	04/15/2032	750,000	939,173

15

Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	200,000	206,117
Enterprise Products Operating LP
7.500%	02/01/2011	175,000	186,629
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	45,000	44,316
Gulf South Pipeline Co., LP (d)
5.050%	02/01/2015	150,000	144,269
Mobil Corp.
8.625%	08/15/2021	1,050,000	1,411,771
OAO Gazprom (d)
9.625%	03/01/2013	290,000	343,288
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	400,000	408,079
Plains All American Pipeline Co.
5.625%	12/15/2013	520,000	513,930
The Premcor Refining Group, Inc.
6.750%	05/01/2014	230,000	236,273
XTO Energy, Inc.
4.900%	02/01/2014	850,000	808,851
			6,412,809

Entertainment & Leisure — 0.0%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	385,000	379,163

Financial Services — 1.9%

American Honda Finance Corp. (d)
3.850%	11/06/2008	700,000	680,653
Bombardier Capital, Inc. (d)
6.750%	05/01/2012	245,000	233,363
Caterpillar Financial Services Corp., Series F MTN
4.500%	09/01/2008	300,000	295,938
Countrywide Home Loans, Inc.
3.250%	05/21/2008	920,000	891,465
Emerald Investment Grade CBO Ltd. (d)
5.819%	05/24/2011	1,743,049	1,743,593
ERAC USA Finance Co. (d)
6.700%	06/01/2034	320,000	337,346
ERAC USA Finance Co. (d)
6.750%	05/15/2007	1,000,000	1,005,236
Foster’s Finance Corp. (d)
6.875%	06/15/2011	835,000	881,870
Franklin Resources, Inc.
3.700%	04/15/2008	800,000	780,977
General Motors Acceptance Corp. (b)
6.150%	04/05/2007	865,000	864,014
Glencore Funding LLC (d)
6.000%	04/15/2014	500,000	480,568
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	775,000	757,697

16

The Goldman Sachs Group, Inc.
6.125%	02/15/2033	275,000	273,948
Household Finance Corp.
4.125%	12/15/2008	875,000	855,972
Household Finance Corp.
6.375%	10/15/2011	750,000	783,924
iStar Financial, Inc. REIT
7.000%	03/15/2008	250,000	256,148
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	165,000	162,837
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	310,000	308,195
Kimco Realty Corp., Series B MTN
7.860%	11/01/2007	1,325,000	1,353,942
Nisource Finance Corp.
3.200%	11/01/2006	480,000	479,126
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	100,000	98,500
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	365,000	372,300
Senior Housing Properties Trust REIT
8.625%	01/15/2012	100,000	107,375
Simon Property Group LP
6.875%	11/15/2006	750,000	750,972
Sprint Capital Corp.
6.900%	05/01/2019	255,000	265,368
Telecom Italia Capital SA
6.000%	09/30/2034	410,000	366,564
Textron Financial Corp., Series E
2.690%	10/03/2006	1,710,000	1,710,000
Verizon Global Funding Corp.
7.750%	12/01/2030	525,000	601,823
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	770,000	839,513
			18,539,227

Food Retailers — 0.1%

SuperValu, Inc.
7.875%	08/01/2009	455,000	471,593

Foods — 0.3%

General Mills, Inc.
2.625%	10/24/2006	1,815,000	1,812,127
Smithfield Foods, Inc.
7.000%	08/01/2011	860,000	866,450
			2,678,577

Forest Products & Paper — 0.1%

Packaging Corp. of America
5.750%	08/01/2013	250,000	245,352
Rock-Tenn Co.
8.200%	08/15/2011	995,000	1,034,800
			1,280,152

17

Healthcare — 0.0%

HCA, Inc.
6.950%	05/01/2012	450,000	394,313

Heavy Machinery — 0.1%

Briggs & Stratton Corp.
8.875%	03/15/2011	550,000	605,025
Timken Co.
5.750%	02/15/2010	475,000	473,094
Toro Co.
7.800%	06/15/2027	165,000	187,760
			1,265,879

Home Construction, Furnishings & Appliances — 0.0%

D.R. Horton, Inc.
4.875%	01/15/2010	80,000	77,709
Newell Rubbermaid, Inc.
4.000%	05/01/2010	320,000	305,726
			383,435

Industrial - Diversified — 0.2%

American Standard, Inc.
7.625%	02/15/2010	700,000	738,629
Leucadia National Corp.
7.750%	08/15/2013	1,150,000	1,190,250
			1,928,879

Lodging — 0.3%

Hilton Hotels Corp.
7.200%	12/15/2009	355,000	366,981
Marriot International
6.200%	06/15/2016	775,000	789,036
MGM Mirage
6.000%	10/01/2009	250,000	246,875
MGM Mirage
6.750%	09/01/2012	725,000	715,031
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	495,000	519,750
			2,637,673

Medical Supplies — 0.5%

Boston Scientific Corp.
6.400%	06/15/2016	775,000	781,577
Millipore Corp.
7.500%	04/01/2007	4,250,000	4,281,607
			5,063,184

18

Real Estate — 0.1%

First Industrial LP
7.600%	05/15/2007	700,000	708,376

Restaurants — 0.0%

Aramark Services, Inc.
7.100%	12/01/2006	15,000	15,021

Retail — 0.1%

J.C. Penney Co., Inc.
7.950%	04/01/2017	115,000	131,790
The May Department Stores Co.
3.950%	07/15/2007	365,000	360,110
			491,900

Telephone Utilities — 0.1%

Embarq Corp.
7.082%	06/01/2016	505,000	515,150
Qwest Corp.
8.875%	03/15/2012	300,000	327,375
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	350,000	348,688
			1,191,213

Transportation — 0.1%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	541,432
CSX Corp.
7.250%	05/01/2027	50,000	57,979
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	315,000	294,131
Norfolk Southern Corp.
6.000%	04/30/2008	450,000	454,492
			1,348,034

Travel — 0.0%

Sabre Holdings Corp.
6.350%	03/15/2016	275,000	273,064

TOTAL CORPORATE DEBT (Cost $86,726,728)			85,853,400

19

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,315,778	1,258,565
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	439,295	483,224
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	102,559	103,285
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
5.634%	09/25/2033	313,659	313,312
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.137%	02/25/2034	322,270	320,307
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	155,369	154,790
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	424,705	416,380
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.559%	08/25/2034	548,942	561,437
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.514%	08/25/2034	933,172	934,338
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	2,190,907	2,095,699
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
6.295%	07/25/2033	160,127	160,087
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.116%	02/25/2034	164,682	166,186
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.500%	02/25/2034	53,422	54,247
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (d)
6.920%	02/03/2014	3,000,000	3,114,208
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
5.032%	03/25/2034	513,264	521,456
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	221,708	220,901
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,461,692	1,422,226
Terwin Mortgage Trust, Series 2006-10SL, Class A2 (d)
5.000%	12/25/2037	2,000,000	1,964,600
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	620,470	655,144
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	663,401	670,501

20

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	286,552	288,940
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	2,607,707	2,494,301
Washington Mutual, Inc., Series 2004-AR2, Class A
5.963%	04/25/2044	859,896	869,597
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.222%	09/25/2034	1,293,507	1,272,463
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.109%	06/25/2035	1,419,099	1,384,544

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,069,033)			21,900,738

SOVEREIGN DEBT OBLIGATIONS — 0.2%
— 0.1%
Province of Ontario
4.750%	01/19/2016	1,200,000	1,171,477

Sovereign Debt Obligations — 0.1%
United Mexican States
5.625%	01/15/2017	1,020,000	1,007,760

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,167,419)			2,179,237

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.3%
Pass-Through Securities
FHLMC
4.000%	12/15/2009	5,900,000	5,747,704
FHLMC
5.500%	07/01/2020 - 02/01/2021	13,875,342	13,874,813
FHLMC
6.000%	09/01/2016 - 02/01/2018	538,107	546,746
FHLMC
6.500%	08/01/2016 - 09/01/2016	388,927	396,827
FHLMC
7.500%	02/01/2030 - 02/01/2031	676,639	703,267
FHLMC
8.000%	08/01/2026 - 03/01/2028	231,323	245,624
FHLMC
9.000%	03/01/2017	21,808	22,824
Total Pass-Through Securities			21,537,805

21

Federal National Mortgage Association (FNMA) — 7.6%
Pass-Through Securities
FNMA (b)
3.875%	02/15/2010	5,700,000	5,521,714
FNMA
4.500%	12/01/2020	8,641,969	8,333,424
FNMA
5.000%	12/01/2034 - 09/01/2035	7,282,291	6,999,249
FNMA
5.500%	08/01/2020 - 05/01/2036	28,135,880	27,821,001
FNMA
6.000%	05/01/2016 - 06/01/2016	227,527	231,430
FNMA
7.000%	01/01/2031 - 05/01/2031	864,266	888,809
FNMA
7.500%	09/01/2029 - 05/01/2030	303,230	314,348
FNMA
8.000%	02/01/2030 - 08/01/2031	184,706	195,692
FNMA TBA (f)
5.000%	10/01/2036	7,000,000	6,726,016
FNMA TBA (f)
5.500%	10/01/2036	8,540,000	8,412,567
FNMA TBA (f)
6.000%	10/01/2036	7,300,000	7,331,938
Total Pass-Through Securities			72,776,188

Government National Mortgage Association (GNMA) — 0.2%
Pass-Through Securities
GNMA
7.000%	04/15/2023 - 08/15/2032	328,228	340,962
GNMA
7.250%	06/20/2021 - 05/20/2022	836,489	874,063
GNMA
7.500%	04/15/2017 - 09/15/2017	187,967	196,487
GNMA
8.000%	07/15/2007 - 05/15/2008	111,380	112,300
GNMA
9.000%	08/15/2008 - 09/15/2009	67,118	68,886
Total Pass-Through Securities			1,592,698

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV TVA
4.687%	01/15/2022	353,029	343,144

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $96,159,678)			96,249,835

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds — 3.5%
U.S. Treasury Bond (b) (g)
6.125%	08/15/2029	18,110,000	21,352,822
U.S. Treasury Bond (b) (h)
8.750%	05/15/2017	9,515,000	12,706,986
			34,059,808

22

U.S. Treasury Notes — 3.3%
U.S. Treasury Inflation Index
3.875%	01/15/2009	3,721,830	3,828,542
U.S. Treasury Note
3.375%	10/15/2009	8,990,000	8,676,754
U.S. Treasury Note
3.875%	05/15/2010	1,500,000	1,464,727
U.S. Treasury Note
4.875%	05/31/2011	5,345,000	5,406,802
U.S. Treasury Note (b)
5.000%	07/31/2008	12,025,000	12,081,367
			31,458,192

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,200,159)			65,518,000

TOTAL BONDS & NOTES (Cost $275,617,053)			276,958,090

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	4,000,000	50,847
Goldman Swaption, Expires 4/14/2008, Strike 5.61%	5,800,000	181,599
Goldman Swaption, Expires 4/14/2008, Strike 5.61%	5,800,000	181,598

TOTAL OPTIONS (Cost $444,520)		414,044

TOTAL LONG TERM INVESTMENTS (Cost $740,440,004)		887,230,532

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.9%
Cash Equivalents — 6.3% (j)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	798,958	798,958
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	2,054,462	2,054,462
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	570,684	570,684
American Beacon Money Market Fund (i)
		897,571	897,571
Bank of America
5.270%	11/10/2006	1,141,368	1,141,368
Bank of America
5.300%	11/20/2006	342,410	342,410
Bank of America
5.310%	03/08/2007	1,141,368	1,141,368
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	2,282,736	2,282,736
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	456,547	456,547

23

Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	3,424,104	3,424,104
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	456,547	456,547
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	1,712,052	1,712,052
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	1,712,052	1,712,052
BGI Institutional Money Market Fund (i)
		2,282,736	2,282,736
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	1,141,368	1,141,368
Branch Banker &Trust Eurodollar Time Deposit
5.270%	10/10/2006	1,712,052	1,712,052
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	1,643,570	1,643,570
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	1,826,189	1,826,189
Dreyfus Cash Management Plus Money Market Fund (i)
		351,859	351,859
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	454,290	454,290
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	1,141,368	1,141,368
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	1,712,052	1,712,052
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	1,369,642	1,369,642
Freddie Mac Discount Note
5.171%	10/17/2006	451,082	451,082
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	1,697,072	1,697,072
Goldman Sachs Financial Square Prime Obligations Money Market Fund (i)
		492,200	492,200
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	1,712,052	1,712,052
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
5.280%	10/31/2006	1,712,052	1,712,052
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	1,712,052	1,712,052
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	1,141,368	1,141,368
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	1,712,052	1,712,052
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	2,282,736	2,282,736
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	1,141,368	1,141,368
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	1,027,231	1,027,231

24

Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	456,547	456,547
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	2,282,736	2,282,736
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	1,712,052	1,712,052
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	1,141,368	1,141,368
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	1,463,200	1,463,200
Toronto Dominion Bank Eurodollar Term
5.265%	10/12/2006	913,094	913,094
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	1,597,915	1,597,915
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	1,483,778	1,483,778
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	1,712,052	1,712,052
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	1,712,052	1,712,052
			60,182,044

Commercial Paper — 9.6%
Alcoa, Inc.
5.300%	10/12/2006	3,385,000	3,379,020
Aluminum Co of America
5.270%	10/03/2006	1,205,000	1,204,471
American Honda Finance
5.230%	10/25/2006	1,200,000	1,195,642
Autoliv ASP, Inc.
5.300%	10/10/2006	2,120,000	2,116,879
Autoliv ASP, Inc.
5.310%	10/06/2006	1,335,000	1,333,818
Avon Capital Corp.
5.230%	10/19/2006	1,200,000	1,196,688
Bank of America Corp.
5.250%	10/27/2006	370,000	368,543
Block Financial Corp.
5.350%	10/10/2006	1,340,000	1,338,009
Cadbury Schweppes Finance PLC
5.310%	10/13/2006	1,555,000	1,552,018
Cargill, Inc.
5.250%	10/23/2006	1,300,000	1,295,640
CBA (Deleware) Finance, Inc.
5.240%	10/18/2006	1,200,000	1,196,856
Centex Corp.
5.300%	10/26/2006	1,420,000	1,414,565
Coca-Cola Enterprises, Inc.
5.210%	10/19/2006	1,200,000	1,196,700
CVS Corp.
5.320%	10/20/2006	1,400,000	1,395,862
Danske Corp.
5.245%	10/27/2006	1,410,000	1,404,453
Devon Energy Corp.
5.300%	10/10/2006	1,330,000	1,328,042

25

Dow Jones & Company
5.330%	10/30/2006	1,005,000	1,000,536
Duke Power Company
5.310%	10/04/2006	1,500,000	1,499,115
Duke Power Company LLC
5.310%	10/13/2006	1,220,000	1,217,661
E.W. Scripps Co. (d)
5.220%	10/12/2006	950,000	948,347
Florida Power & Light Co.
5.250%	10/12/2006	3,010,000	3,004,732
Fortune Brands, Inc.
5.330%	10/20/2006	1,100,000	1,096,743
General Mills, Inc.
5.280%	10/02/2006	1,415,000	1,414,585
Genworth Finance Inc.
5.250%	10/26/2006	575,000	572,820
Hanson Finance PLC
5.320%	10/12/2006	1,100,000	1,098,049
Illinois Tool Works
5.220%	10/12/2006	1,200,000	1,197,912
ING US Funding LLC
5.240%	10/19/2006	1,200,000	1,196,681
International Lease Finance
5.250%	11/01/2006	1,030,000	1,025,193
ITT Industries Inc.
5.320%	10/02/2006	2,270,000	2,269,329
John Deere Capital Corp.
5.290%	10/03/2006	1,200,000	1,199,471
Kinder Morgan Energy Partners LP
5.350%	10/12/2006	1,925,000	1,921,567
Kinder Morgan Energy Partners LP
5.360%	10/03/2006	1,370,000	1,369,388
Kinder Morgan Energy Partners LP (d)
5.360%	10/06/2006	4,060,000	4,056,373
Lennar Corp.
5.320%	10/06/2006	1,100,000	1,099,024
L’Oreal USA, Inc. (d)
5.220%	10/11/2006	1,200,000	1,198,086
National Rural Utilities
5.240%	10/19/2006	805,000	802,774
New Center Asset Trust
5.260%	10/03/2006	1,200,000	1,199,474
Newell Rubbermaid, Inc. (d)
5.300%	10/10/2006	884,000	882,698
NSTAR (d)
5.250%	10/10/2006	1,200,000	1,198,250
Paccar Financial Corp.
5.220%	10/06/2006	1,200,000	1,198,956
Pearson Holdings, Inc.
5.310%	10/16/2006	4,400,000	4,389,616
Pearson, Inc.
5.300%	10/10/2006	700,000	698,969
Pearson, Inc.
5.320%	10/13/2006	510,000	509,020
Public Service Co. of Colorado
5.350%	10/05/2006	820,000	819,391

26

Public Service Co. of Colorado
5.400%	10/02/2006	1,218,000	1,217,635
Reckitt Benckiser PLC (d)
5.260%	10/19/2006	1,200,000	1,196,669
Reed Elsevier (d)
5.310%	10/11/2006	1,200,000	1,198,053
Ryder System, Inc.
5.310%	10/10/2006	1,820,000	1,817,315
Ryder System, Inc.
5.310%	10/17/2006	1,255,000	1,251,853
South Carolina Electric & Gas
5.280%	10/25/2006	1,040,000	1,036,187
Southern Co. (d)
5.230%	10/11/2006	1,400,000	1,397,763
Southern Power Co. (d)
5.320%	10/11/2006	2,885,000	2,880,310
Sprint Nextel Corp.
5.470%	10/03/2006	3,000,000	2,998,632
Sprint Nextel Corp.
5.480%	10/16/2006	1,205,000	1,202,065
Textron Financial Corp.
5.290%	10/10/2006	1,100,000	1,098,384
The McGraw-Hill Cos., Inc.
5.200%	10/04/2006	1,200,000	1,199,307
The Walt Disney Co.
5.270%	10/30/2006	1,400,000	1,393,852
Time Warner, Inc.
5.330%	10/05/2006	1,335,000	1,334,012
Time Warner, Inc.
5.340%	10/05/2006	2,045,000	2,043,483
VF Corp.
5.300%	10/11/2006	3,000,000	2,995,142
VF Corp.
5.300%	10/12/2006	1,115,000	1,113,030
Wisconsin Electric Power
5.270%	10/05/2006	1,200,000	1,199,122
			91,574,780

TOTAL SHORT-TERM INVESTMENTS (Cost $151,756,824)			151,756,824

TOTAL INVESTMENTS — 108.6% (Cost $892,196,828) (k)			$1,038,987,356

Other Assets/(Liabilities) — (8.6%)			(82,659,828)

NET ASSETS — 100.0%			$956,327,528

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

27

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $31,730,869 or 3.3% of net assets.

(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(i)	Amount represents shares owned of the fund.
(j)	Represents investments of security lending collateral. (Note 2).
(k)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MML Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.5%
COMMON STOCK
Advertising — 0.1%
Interpublic Group of Companies, Inc. (a) (b)	81,713	808,959

Aerospace & Defense — 4.5%
Boeing Co.	25,100	1,979,135
Northrop Grumman Corp.	52,400	3,566,868
Rockwell Collins, Inc.	331,400	18,173,976
United Technologies Corp.	532,500	33,733,875
		57,453,854

Apparel, Textiles & Shoes — 0.4%
Jones Apparel Group, Inc.	57,200	1,855,568
Limited Brands	82,900	2,196,021
VF Corp.	20,700	1,510,065
		5,561,654

Automotive & Parts — 0.6%
Autoliv, Inc.	37,900	2,088,669
BorgWarner, Inc.	16,200	926,154
DaimlerChrysler AG (b)	35,800	1,788,568
Magna International, Inc. Cl. A (b)	11,400	832,542
Toyota Motor Corp. Sponsored ADR (Japan) (b)	18,300	1,992,870
		7,628,803

Banking, Savings & Loans — 19.4%
Bank of America Corp.	1,032,900	55,332,453
BB&T Corp.	14,100	617,298
Capital One Financial Corp. (b)	575,000	45,229,500
Comerica, Inc.	44,600	2,538,632
Fannie Mae	92,200	5,154,902
Freddie Mac	361,500	23,978,295
JP Morgan Chase & Co.	244,252	11,470,074
KeyCorp	43,600	1,632,384
National City Corp.	90,300	3,304,980
SunTrust Banks, Inc.	24,200	1,870,176
U.S. Bancorp	78,500	2,607,770
UBS AG	827,060	49,052,928
Wachovia Corp. (b)	668,800	37,319,040
Washington Mutual, Inc.	51,300	2,230,011
Wells Fargo & Co.	121,400	4,392,252
		246,730,695

Beverages — 0.2%
The Coca-Cola Co.	44,100	1,970,388

Broadcasting, Publishing & Printing — 5.2%
CBS Corp. Cl. B	109,250	3,077,572
Comcast Corp. Cl. A (a) (b)	119,500	4,403,575
Liberty Global, Inc. Cl. A (a)	562,929	14,489,780
Liberty Global, Inc. Cl. C (a)	1,388,818	34,803,779
Time Warner, Inc.	372,700	6,794,321
Viacom, Inc. Cl. B (a)	57,250	2,128,555
		65,697,582

Building Materials & Construction — 0.7%
Cemex SAB de CV Sponsored ADR (Mexico) (a)	295,600	8,891,648

Chemicals — 1.1%
Du Pont (E.I.) de Nemours & Co.	8,300	355,572
Eastman Chemical Co.	4,100	221,482
The Lubrizol Corp.	33,300	1,522,809
PPG Industries, Inc.	42,900	2,877,732
Praxair, Inc.	157,160	9,297,585
		14,275,180

Commercial Services — 4.9%
eBay, Inc. (a)	344,900	9,781,364
Siemens AG Sponsored ADR (Germany) (b)	604,600	52,660,660
		62,442,024

Communications — 0.5%
ADC Telecommunications, Inc. (a)	35,242	528,630
American Tower Corp. Cl. A (a)	12,000	438,000
Crown Castle International Corp. (a)	41,800	1,473,032
Nokia Oyj Sponsored ADR (Finland) (b)	104,500	2,057,605
Tellabs, Inc. (a)	205,600	2,253,376
		6,750,643

Computer Integrated Systems Design — 1.5%
Synopsys, Inc. (a) (b)	944,359	18,622,759

Computers & Information — 0.3%
International Business Machines Corp.	22,200	1,819,068
Solectron Corp. (a)	286,000	932,360
Tech Data Corp. (a)	27,600	1,008,228
		3,759,656

Computers & Office Equipment — 0.5%
Electronic Data Systems Corp.	102,600	2,515,752
Hewlett-Packard Co.	92,600	3,397,494
		5,913,246

Containers — 0.2%
Crown Holdings, Inc. (a) (b)	63,100	1,173,660
Owens-Illinois, Inc. (a)	74,500	1,148,790
Smurfit-Stone Container Corp. (a)	81,100	908,320
		3,230,770

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	44,100	2,738,610
Kimberly-Clark Corp.	48,500	3,169,960
The Procter & Gamble Co.	152,100	9,427,158
		15,335,728

Electric Utilities — 4.3%
AES Corp. (a)	941,694	19,201,141
Alliant Energy Corp.	25,200	900,396
CMS Energy Corp. (a) (b)	707,700	10,219,188
Constellation Energy Group, Inc.	29,000	1,716,800
Dominion Resources, Inc.	46,900	3,587,381

Entergy Corp.	17,300	1,353,379
Northeast Utilities	35,125	817,359
PG&E Corp.	264,100	10,999,765
Pinnacle West Capital Corp.	43,700	1,968,685
Reliant Energy, Inc. (a)	368,300	4,533,773
		55,297,867

Electrical Equipment & Electronics — 2.2%
Agere Systems, Inc. (a)	87,610	1,308,017
Arrow Electronics, Inc. (a)	30,600	839,358
ASML Holding NV (a)	55,900	1,301,352
Celestica, Inc. (a)	95,700	1,027,818
Emerson Electric Co.	9,900	830,214
Flextronics International Ltd. (a)	178,900	2,261,296
General Electric Co.	266,200	9,396,860
Johnson Controls, Inc.	15,900	1,140,666
Kla-Tencor Corp.	204,100	9,076,327
Sanmina-SCI Corp. (a)	103,700	387,838
		27,569,746

Energy — 9.6%
BP PLC, Sponsored ADR (United Kingdom)	27,000	1,770,660
Chevron Corp.	106,200	6,888,132
ConocoPhillips	54,594	3,249,981
Diamond Offshore Drilling, Inc. (b)	24,600	1,780,302
Exxon Mobil Corp.	1,298,800	87,149,480
GlobalSantaFe Corp.	28,600	1,429,714
Marathon Oil Corp.	25,400	1,953,260
Occidental Petroleum Corp.	14,000	673,540
Rowan Companies, Inc.	32,300	1,021,649
Sempra Energy	196,300	9,864,075
Total SA Sponsored ADR (France) (b)	97,000	6,396,180
Xcel Energy, Inc.	20,500	423,325
		122,600,298

Entertainment & Leisure — 1.2%
News Corp., Inc. Cl. A	678,500	13,332,525
The Walt Disney Co.	73,700	2,278,067
		15,610,592

Financial Services — 3.7%
Citigroup, Inc.	355,900	17,677,553
Countrywide Financial Corp.	300,900	10,543,536
E*TRADE Financial Corp. (a)	203,000	4,855,760
The Goldman Sachs Group, Inc.	5,800	981,186
Huntington Bancshares, Inc. (b)	53,000	1,268,290
Lehman Brothers Holdings, Inc.	28,400	2,097,624
Merrill Lynch & Co., Inc. (b)	83,200	6,507,904
Morgan Stanley	26,100	1,902,951
Waddell & Reed Financial, Inc. Cl. A	41,000	1,014,750
		46,849,554

Foods — 3.3%
Archer-Daniels-Midland Co.	33,200	1,257,616
ConAgra Foods, Inc.	1,185,600	29,023,488
General Mills, Inc.	55,900	3,163,940
Kellogg Co.	48,700	2,411,624

The Kroger Co.	114,400	2,647,216
Safeway, Inc.	83,100	2,522,085
Sara Lee Corp.	40,500	650,835
		41,676,804

Forest Products & Paper — 0.1%
Sonoco Products Co.	48,000	1,614,720

Household Products — 0.1%
The Clorox Co.	400	25,200
Newell Rubbermaid, Inc.	41,500	1,175,280
		1,200,480

Industrial - Diversified — 0.5%
Cooper Industries Ltd. Cl. A	15,000	1,278,300
Eaton Corp.	20,100	1,383,885
SPX Corp.	32,200	1,720,768
Textron, Inc.	21,200	1,855,000
		6,237,953

Insurance — 8.1%
ACE Ltd.	18,400	1,007,032
Allstate Corp.	43,500	2,728,755
American International Group, Inc.	144,800	9,594,448
Chubb Corp.	30,600	1,589,976
Everest Re Group Ltd.	436,000	42,523,080
Genworth Financial, Inc. Cl. A	71,700	2,510,217
The Hartford Financial Services Group, Inc.	41,700	3,617,475
MBIA, Inc. (b)	23,300	1,431,552
Metlife, Inc.	64,000	3,627,520
MGIC Investment Corp.	12,000	719,640
PartnerRe Ltd. (b)	27,700	1,871,689
Platinum Underwriters Holdings Ltd.	353,361	10,894,120
Prudential Financial, Inc.	15,800	1,204,750
RenaissanceRe Holdings Ltd.	19,800	1,100,880
St. Paul Travelers Co.	82,782	3,881,648
Torchmark Corp.	40,900	2,581,199
UnumProvident Corp.	69,600	1,349,544
WellPoint, Inc. (a)	114,500	8,822,225
XL Capital Ltd. Cl. A	27,700	1,902,990
		102,958,740

Lodging — 0.7%
Wyndham Worldwide Corp. (a)	319,640	8,940,331

Machinery & Components — 0.0%
Ingersoll-Rand Co. Cl. A	8,800	334,224

Pharmaceuticals — 4.5%
Abbott Laboratories	178,500	8,667,960
Eli Lilly & Co.	37,400	2,131,800
Merck & Co., Inc.	160,600	6,729,140
Pfizer, Inc.	1,099,000	31,167,640
Sanofi-Aventis ADR (France) (b)	191,908	8,534,149
		57,230,689

Prepackaged Software — 3.9%
Microsoft Corp.	885,200	24,192,516
Novell, Inc. (a)	1,454,300	8,900,316
Take-Two Interactive Software, Inc. (a) (b)	1,145,900	16,340,534
		49,433,366

Restaurants — 0.4%
McDonald’s Corp.	127,900	5,003,448

Retail — 3.4%
Office Depot, Inc. (a)	174,600	6,931,620
Target Corp.	17,300	955,825
Wal-Mart Stores, Inc.	729,900	35,998,668
		43,886,113

Telephone Utilities — 3.7%
AT&T, Inc.	314,700	10,246,632
BellSouth Corp.	57,700	2,466,675
Embarq Corp.	7,529	364,178
IDT Corp. Cl. B (a) (b)	621,478	8,961,713
Sprint Nextel Corp.	935,499	16,043,808
Verizon Communications, Inc.	238,800	8,866,644
		46,949,650

Tobacco — 4.1%
Altria Group, Inc.	661,700	50,653,135
UST, Inc. (b)	30,500	1,672,315
		52,325,450

Toys, Games — 0.1%
Mattel, Inc.	64,200	1,264,740

Transportation — 0.3%
CSX Corp.	63,600	2,087,988
Norfolk Southern Corp.	47,100	2,074,755
		4,162,743

TOTAL EQUITIES
(Cost $1,076,349,541)		1,216,221,097

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.9%
Cash Equivalents — 6.7% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	1,128,915	1,128,915
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	2,902,921	2,902,921
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	806,367	806,367
American Beacon Money Market Fund (c)
		1,268,253	1,268,253
Bank of America
5.270%	11/10/2006	1,612,734	1,612,734
Bank of America
5.300%	11/20/2006	483,820	483,820

Bank of America
5.310%	03/08/2007	1,612,734	1,612,734
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	3,225,469	3,225,469
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	645,094	645,094
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	4,838,203	4,838,203
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	645,094	645,094
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	2,419,102	2,419,102
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	2,419,102	2,419,102
BGI Institutional Money Market Fund (c)
		3,225,469	3,225,469
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	1,612,734	1,612,734
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	2,419,102	2,419,102
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	2,322,337	2,322,337
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	2,580,375	2,580,375
Dreyfus Cash Management Plus Money Market Fund (c)
		497,171	497,171
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	641,903	641,903
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	1,612,734	1,612,734
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	2,419,102	2,419,102
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	1,935,282	1,935,282
Freddie Mac Discount Note
5.171%	10/17/2006	637,372	637,372
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	2,397,934	2,397,934
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		695,470	695,470
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	2,419,102	2,419,102
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	2,419,102	2,419,102
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	2,419,102	2,419,102
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	1,612,734	1,612,734
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	2,419,102	2,419,102
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	3,225,469	3,225,469
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	1,612,734	1,612,734

Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	1,451,461	1,451,461
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	645,094	645,094
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	3,225,469	3,225,469
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	2,419,102	2,419,102
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	1,612,734	1,612,734
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	2,067,478	2,067,478
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	2,257,828	2,257,828
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	1,290,187	1,290,187
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	2,096,554	2,096,554
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	2,419,102	2,419,102
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	2,419,102	2,419,102
			85,036,249

Repurchase Agreement — 2.2%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		28,940,162	28,940,162

TOTAL SHORT-TERM INVESTMENTS
(Cost $113,976,411)			113,976,411

TOTAL INVESTMENTS — 104.4%
(Cost $1,190,325,952) (f)			$1,330,197,508

Other Assets/(Liabilities) — (4.4%)			(56,598,078)

NET ASSETS — 100.0%			$1,273,599,430

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $28,948,651. Collateralized by a U.S. Government Agency obligation with a rate of 6.33%, maturity date of 06/15/2034, and an aggregate market value, including accrued interest, of $30,387,170.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.1%
COMMON STOCK
Advertising — 0.2%
Monster Worldwide, Inc. (a)	300	10,857
Omnicom Group, Inc.	1,000	93,600
		104,457

Aerospace & Defense — 2.8%
Boeing Co.	3,200	252,320
General Dynamics Corp.	2,100	150,507
Honeywell International, Inc.	4,000	163,600
Lockheed Martin Corp.	1,800	154,908
Northrop Grumman Corp.	1,700	115,719
Raytheon Co.	2,600	124,826
United Technologies Corp.	4,000	253,400
		1,215,280

Air Transportation — 0.1%
Southwest Airlines Co.	3,200	53,312

Apparel, Textiles & Shoes — 0.7%
Coach, Inc. (a)	400	13,760
The Gap, Inc.	2,200	41,690
Jones Apparel Group, Inc.	1,700	55,148
Limited Brands, Inc.	1,400	37,086
Liz Claiborne, Inc.	500	19,755
Nike, Inc. Cl. B	500	43,810
Nordstrom, Inc.	1,800	76,140
VF Corp.	400	29,180
		316,569

Automotive & Parts — 0.5%
AutoNation, Inc. (a)	800	16,720
Ford Motor Co. (b)	7,500	60,675
General Motors Corp. (b)	2,400	79,824
Harley-Davidson, Inc. (b)	1,100	69,025
Paccar, Inc.	200	11,404
		237,648

Banking, Savings & Loans — 9.8%
AmSouth Bancorporation	1,100	31,944
Bank of America Corp.	17,051	913,422
The Bank of New York Co., Inc.	2,500	88,150
BB&T Corp.	2,000	87,560
Capital One Financial Corp.	500	39,330
Comerica, Inc.	900	51,228
Compass Bancshares, Inc.	400	22,792

Fannie Mae	3,600	201,276
Fifth Third Bancorp (b)	2,100	79,968
First Horizon National Corp.	600	22,806
Freddie Mac	2,600	172,458
Golden West Financial Corp.	1,000	77,250
JP Morgan Chase & Co.	13,500	633,960
KeyCorp	2,300	86,112
M&T Bank Corp.	200	23,992
Marshall and Ilsley Corp.	700	33,726
Mellon Financial Corp.	1,400	54,740
National City Corp.	2,200	80,520
North Fork Bancorporation, Inc.	1,450	41,528
Regions Financial Corp. (b)	2,670	98,229
SLM Corp.	1,300	67,574
State Street Corp.	1,200	74,880
SunTrust Banks, Inc.	1,200	92,736
Synovus Financial Corp.	900	26,433
U.S. Bancorp	6,700	222,574
Wachovia Corp.	6,545	365,211
Washington Mutual, Inc.	3,581	155,666
Wells Fargo & Co.	12,600	455,868
Zions Bancorp	300	23,943
		4,325,876

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	3,600	171,036
The Coca-Cola Co.	8,100	361,908
Coca-Cola Enterprises, Inc.	1,300	27,079
Molson Coors Brewing Co. Cl. B	200	13,780
The Pepsi Bottling Group, Inc. (b)	1,100	39,050
PepsiCo, Inc.	5,600	365,456
		978,309

Broadcasting, Publishing & Printing — 2.1%
CBS Corp. Cl. B	2,100	59,157
Clear Channel Communications, Inc.	2,100	60,585
Comcast Corp. Cl. A (a)	7,300	269,005
Gannett Co., Inc. (b)	1,000	56,830
The McGraw-Hill Companies, Inc.	1,800	104,454
Meredith Corp.	700	34,531
Time Warner, Inc.	14,000	255,220
Univision Communications, Inc. Cl. A (a)	1,000	34,340
Viacom, Inc. Cl. B (a)	1,600	59,488
		933,610

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp.	500	9,385
Masco Corp.	1,500	41,130
Vulcan Materials Co.	100	7,825
		58,340

Chemicals — 1.2%
Dow Chemical Co.	3,900	152,022
Du Pont (E.I.) de Nemours & Co.	3,600	154,224
Hercules, Inc. (a)	600	9,462
Monsanto Co.	2,100	98,721
PPG Industries, Inc.	700	46,956
Praxair, Inc.	700	41,412
Rohm & Haas Co.	600	28,410
		531,207

Commercial Services — 1.3%
Apollo Group, Inc. Cl. A (a)	300	14,772
Convergys Corp. (a)	2,200	45,430
Donnelley (R.R.) & Sons Co.	100	3,296
eBay, Inc. (a) (b)	3,700	104,932
Ecolab, Inc.	400	17,128
Equifax, Inc.	800	29,368
Fluor Corp.	200	15,378
Moody’s Corp.	800	52,304
Paychex, Inc.	1,300	47,905
PerkinElmer, Inc.	700	13,251
Public Storage, Inc.	100	8,599
Quest Diagnostics	800	48,928
Robert Half International, Inc.	300	10,191
Ryder System, Inc. (b)	1,100	56,848
Waste Management, Inc.	3,000	110,040
		578,370

Communications — 1.3%
Avaya, Inc. (a)	1,700	19,448
Ciena Corp. (a)	342	9,319
Citizens Communications Co.	1,400	19,656
L-3 Communications Holdings, Inc.	400	31,332
Lucent Technologies, Inc. (a)	11,700	27,378
Motorola, Inc.	8,300	207,500
Network Appliance, Inc. (a)	1,500	55,515
Qualcomm, Inc.	5,500	199,925
Tellabs, Inc. (a)	100	1,096
		571,169

Computer Integrated Systems Design — 0.3%
Autodesk, Inc. (a)	800	27,824
Computer Sciences Corp. (a)	700	34,384
Sun Microsystems, Inc. (a)	13,900	69,083
		131,291

Computer Programming Services — 0.0%
VeriSign, Inc. (a)	600	12,120

Computers & Information — 3.7%
Apple Computer, Inc. (a)	3,400	261,902
Cisco Systems, Inc. (a)	23,900	549,700
Dell, Inc. (a)	7,200	164,448
EMC Corp. (a)	5,600	67,088
International Business Machines Corp.	6,100	499,834
International Game Technology	100	4,150
Jabil Circuit, Inc.	100	2,857
Lexmark International, Inc. (a) (b)	1,200	69,192
SanDisk Corp. (a) (b)	400	21,416
		1,640,587

Computers & Office Equipment — 1.4%
Electronic Data Systems Corp.	2,000	49,040
Hewlett-Packard Co.	11,100	407,259
Pitney Bowes, Inc.	800	35,496
Xerox Corp. (a)	6,400	99,584
		591,379

Containers — 0.4%
Ball Corp.	400	16,180
Bemis Co., Inc.	400	13,144
Pactiv Corp. (a)	1,900	53,998
Sealed Air Corp. (b)	300	16,236
Temple-Inland, Inc.	1,500	60,150
		159,708

Cosmetics & Personal Care — 2.3%
Alberto-Culver Co.	300	15,177
Avon Products, Inc.	1,700	52,122
Colgate-Palmolive Co.	1,300	80,730
Kimberly-Clark Corp.	2,100	137,256
The Procter & Gamble Co.	11,892	737,066
		1,022,351

Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A (a)	400	20,744
Automatic Data Processing, Inc.	2,300	108,882
First Data Corp.	1,900	79,800
Fiserv, Inc. (a)	750	35,318
IMS Health, Inc.	900	23,976
NCR Corp. (a)	800	31,584
		300,304

Electric Utilities — 3.0%
AES Corp. (a)	2,600	53,014
Ameren Corp.	800	42,232

American Electric Power Co., Inc.	1,500	54,555
CenterPoint Energy, Inc. (b)	1,300	18,616
Consolidated Edison, Inc. (b)	1,000	46,200
Constellation Energy Group, Inc.	700	41,440
Dominion Resources, Inc.	700	53,543
DTE Energy Co. (b)	700	29,057
Duke Energy Corp.	5,024	151,725
Edison International	1,900	79,116
Entergy Corp.	800	62,584
Exelon Corp.	1,500	90,810
FirstEnergy Corp.	1,500	83,790
FPL Group, Inc. (b)	1,700	76,500
NiSource, Inc. (b)	700	15,218
PG&E Corp.	1,400	58,310
Pinnacle West Capital Corp.	700	31,535
PPL Corp.	1,600	52,640
Progress Energy, Inc. (b)	1,000	45,380
Public Service Enterprise Group, Inc.	1,000	61,190
Southern Co. (b)	3,200	110,272
TXU Corp.	1,100	68,772
		1,326,499

Electrical Equipment & Electronics — 6.1%
Advanced Micro Devices, Inc. (a)	300	7,455
Altera Corp. (a)	2,500	45,950
Analog Devices, Inc.	1,400	41,146
Broadcom Corp. Cl. A (a)	300	9,102
Emerson Electric Co.	1,700	142,562
Freescale Semiconductor, Inc. Cl. B (a)	2,672	101,563
General Electric Co.	38,400	1,355,520
Intel Corp.	21,000	431,970
Johnson Controls, Inc.	500	35,870
KLA-Tencor Corp.	300	13,341
Micron Technology, Inc. (a)	5,100	88,740
Molex, Inc.	500	19,485
National Semiconductor Corp.	1,300	30,589
Novellus Systems, Inc. (a)	2,000	55,320
Nvidia Corp. (a)	2,500	73,975
QLogic Corp. (a)	700	13,230
Rockwell Automation, Inc.	100	5,810
Texas Instruments, Inc.	6,400	212,800
Xilinx, Inc.	100	2,195
		2,686,623

Energy — 8.8%
Anadarko Petroleum Corp.	1,000	43,830
Apache Corp.	500	31,600
Ashland, Inc.	300	19,134
BJ Services Co.	1,500	45,195

Chesapeake Energy Corp.	100	2,898
Chevron Corp.	8,621	559,158
ConocoPhillips	6,432	382,897
Devon Energy Corp.	1,000	63,150
El Paso Corp.	3,400	46,376
EOG Resources, Inc.	400	26,020
Exxon Mobil Corp.	22,100	1,482,910
Halliburton Co.	3,600	102,420
KeySpan Corp.	700	28,798
Kinder Morgan, Inc.	500	52,425
Marathon Oil Corp.	1,500	115,350
Nabors Industries Ltd. (a) (b)	100	2,975
National Oilwell Varco, Inc. (a)	100	5,855
Nicor, Inc.	200	8,552
Occidental Petroleum Corp.	3,600	173,196
Schlumberger Ltd.	5,000	310,150
Sempra Energy	1,100	55,275
Sunoco, Inc.	500	31,095
Transocean, Inc. (a)	800	58,584
Valero Energy Corp.	2,600	133,822
Weatherford International Ltd. (a)	100	4,172
The Williams Cos., Inc.	1,200	28,644
Xcel Energy, Inc.	2,600	53,690
XTO Energy, Inc.	300	12,639
		3,880,810

Entertainment & Leisure — 1.1%
News Corp., Inc. Cl. A	10,300	202,395
The Walt Disney Co.	9,000	278,190
		480,585

Financial Services — 7.2%
American Express Co.	4,600	257,968
Ameriprise Financial, Inc.	1,560	73,164
Apartment Investment & Management Co. Cl. A	300	16,323
Archstone-Smith Trust REIT	1,100	59,884
The Bear Stearns Cos., Inc.	800	112,080
Chicago Mercantile Exchange Holdings, Inc.	100	47,825
CIT Group, Inc.	1,000	48,630
Citigroup, Inc.	18,700	928,829
Countrywide Financial Corp.	3,098	108,554
E*TRADE Financial Corp. (a)	2,100	50,232
Federated Investors, Inc. Cl. B	100	3,381
Franklin Resources, Inc.	600	63,450
The Goldman Sachs Group, Inc.	1,900	321,423
Huntington Bancshares, Inc.	800	19,144
Janus Capital Group, Inc.	800	15,776
Legg Mason, Inc.	200	20,172
Lehman Brothers Holdings, Inc.	2,600	192,036

Merrill Lynch & Co., Inc.	3,800	297,236
Morgan Stanley	4,500	328,095
PNC Financial Services Group, Inc.	1,600	115,904
The Charles Schwab Corp.	2,400	42,960
T. Rowe Price Group, Inc.	1,000	47,850
		3,170,916

Food Retailers — 0.2%
Starbucks Corp. (a)	1,500	51,075
SuperValu, Inc.	500	14,825
		65,900

Foods — 1.4%
Archer-Daniels-Midland Co.	2,700	102,276
Campbell Soup Co.	800	29,200
ConAgra Foods, Inc.	2,000	48,960
Dean Foods Co. (a)	800	33,616
General Mills, Inc.	1,700	96,220
Heinz (H. J.) Co.	1,600	67,088
Kellogg Co.	100	4,952
The Kroger Co.	2,900	67,106
McCormick & Co., Inc.	700	26,586
Safeway, Inc.	1,800	54,630
Sara Lee Corp.	3,200	51,424
Sysco Corp.	1,000	33,450
		615,508

Forest Products & Paper — 0.1%
International Paper Co.	600	20,778
MeadWestvaco Corp.	100	2,651
Plum Creek Timber Co., Inc.	400	13,616
Weyerhaeuser Co.	200	12,306
		49,351

Healthcare — 1.4%
Caremark Rx, Inc.	1,800	102,006
Coventry Health Care, Inc. (a)	450	23,184
Express Scripts, Inc. (a)	1,000	75,490
HCA, Inc.	900	44,901
Humana, Inc. (a)	600	39,654
Laboratory Corp. of America Holdings (a)	800	52,456
Manor Care, Inc. (b)	800	41,824
UnitedHealth Group, Inc.	4,300	211,560
		591,075

Home Construction, Furnishings & Appliances — 0.1%
Leggett & Platt, Inc.	700	17,521
Lennar Corp. Cl. A	400	18,100

Whirlpool Corp.	300	25,233
		60,854

Household Products — 0.8%
The Black & Decker Corp.	300	23,805
The Clorox Co.	100	6,300
Corning, Inc. (a)	5,200	126,932
Newell Rubbermaid, Inc.	1,200	33,984
The Sherwin-Williams Co.	800	44,624
Snap-on, Inc.	1,100	49,005
The Stanley Works	1,200	59,820
		344,470

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	100	6,702

Industrial - Diversified — 1.5%
3M Co.	2,200	163,724
Cooper Industries Ltd. Cl. A	400	34,088
Danaher Corp.	1,500	103,005
Eaton Corp.	700	48,195
Illinois Tool Works, Inc.	600	26,940
ITT Industries, Inc.	700	35,889
Tyco International Ltd.	8,100	226,719
		638,560

Information Retrieval Services — 0.9%
Google, Inc. Cl. A (a)	700	281,330
Juniper Networks, Inc. (a)	1,500	25,920
Yahoo!, Inc. (a)	3,800	96,064
		403,314

Insurance — 6.7%
ACE Ltd.	1,900	103,987
Aetna, Inc.	2,400	94,920
AFLAC, Inc.	1,900	86,944
Allstate Corp.	3,000	188,190
Ambac Financial Group, Inc.	900	74,475
American International Group, Inc.	9,900	655,974
Aon Corp.	1,100	37,257
Chubb Corp.	2,300	119,508
Cigna Corp.	800	93,056
Cincinnati Financial Corp.	920	44,215
Genworth Financial, Inc. Cl. A	2,900	101,529
The Hartford Financial Services Group, Inc.	1,600	138,800
Lincoln National Corp.	1,769	109,820
Loews Corp.	2,300	87,170
Marsh & McLennan Cos., Inc.	1,200	33,780
MBIA, Inc.	800	49,152

Metlife, Inc. (b)	3,500	198,380
MGIC Investment Corp.	300	17,991
Principal Financial Group, Inc.	600	32,568
Progressive Corp.	2,600	63,804
Prudential Financial, Inc.	1,100	83,875
Safeco Corp.	1,000	58,930
St. Paul Travelers Co.	3,430	160,833
Torchmark Corp.	600	37,866
UnumProvident Corp.	1,100	21,329
WellPoint, Inc. (a)	2,600	200,330
XL Capital Ltd. Cl. A	600	41,220
		2,935,903

Lodging — 0.2%
Hilton Hotels Corp.	900	25,065
Marriott International, Inc. Cl. A	200	7,728
Starwood Hotels & Resorts Worldwide, Inc.	900	51,471
Wyndham Worldwide Corp. (a)	740	20,698
		104,962

Machinery & Components — 1.0%
Baker Hughes, Inc.	800	54,560
Caterpillar, Inc.	2,000	131,600
Cummins, Inc. (b)	700	83,461
Deere & Co.	400	33,564
Dover Corp.	1,300	61,672
Ingersoll-Rand Co. Cl. A (b)	1,400	53,172
Parker Hannifin Corp.	500	38,865
		456,894

Manufacturing — 0.4%
American Standard Cos., Inc.	400	16,788
Applied Materials, Inc.	6,300	111,699
Avery Dennison Corp.	400	24,068
Millipore Corp. (a) (b)	100	6,130
		158,685

Medical Supplies — 1.6%
Agilent Technologies, Inc. (a)	1,800	58,842
Applera Corp. - Applied Biosystems Group	2,000	66,220
Bausch & Lomb, Inc.	200	10,026
Baxter International, Inc.	3,300	150,018
Becton, Dickinson & Co.	1,000	70,670
Boston Scientific Corp. (a)	1,600	23,664
Fisher Scientific International, Inc. (a)	1,100	86,064
Medtronic, Inc.	3,300	153,252
St. Jude Medical, Inc. (a)	100	3,529
Tektronix, Inc.	400	11,572
Thermo Electron Corp. (a)	1,000	39,330

Zimmer Holdings, Inc. (a)	200	13,500
		686,687

Metals & Mining — 0.9%
Alcoa, Inc.	2,700	75,708
Allegheny Technologies, Inc.	200	12,438
Freeport-McMoRan Copper & Gold, Inc. Cl. B	900	47,934
Newmont Mining Corp.	1,000	42,750
Nucor Corp.	2,000	98,980
Phelps Dodge Corp.	800	67,760
United States Steel Corp.	600	34,608
		380,178

Pharmaceuticals — 8.6%
Abbott Laboratories	6,500	315,640
AmerisourceBergen Corp.	1,100	49,720
Amgen, Inc. (a)	4,700	336,191
Barr Pharmaceuticals, Inc. (a)	300	15,582
Biogen Idec, Inc. (a)	1,600	71,488
Bristol-Myers Squibb Co.	5,600	139,552
Cardinal Health, Inc.	1,600	105,184
Eli Lilly & Co.	2,900	165,300
Forest Laboratories, Inc. (a)	1,300	65,793
Genzyme Corp. (a)	300	20,241
Gilead Sciences, Inc. (a)	1,000	68,700
Johnson & Johnson	11,000	714,340
King Pharmaceuticals, Inc. (a)	1,000	17,030
McKesson Corp.	1,800	94,896
Medco Health Solutions, Inc. (a)	1,200	72,132
Merck & Co., Inc.	8,900	372,910
Mylan Laboratories, Inc. (b)	1,700	34,221
Pfizer, Inc.	27,900	791,244
Schering-Plough Corp.	3,500	77,315
Sigma-Aldrich Corp.	300	22,701
Watson Pharmaceutical, Inc. (a)	1,700	44,489
Wyeth	4,200	213,528
		3,808,197

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	1,100	24,640

Prepackaged Software — 3.5%
Adobe Systems, Inc. (a)	2,300	86,135
BMC Software, Inc. (a)	2,300	62,606
CA, Inc.	1,606	38,046
Citrix Systems, Inc. (a)	700	25,347
Compuware Corp. (a)	1,400	10,906
Electronic Arts, Inc. (a) (b)	500	27,840
Intuit, Inc. (a)	1,400	44,926

Microsoft Corp.	32,700	893,691
Novell, Inc. (a)	700	4,284
Oracle Corp. (a)	17,031	302,130
Symantec Corp. (a)	2,400	51,072
		1,546,983

Real Estate — 0.6%
Boston Properties, Inc.	300	31,002
Equity Office Properties Trust	1,400	55,664
Equity Residential REIT (b)	900	45,522
Kimco Realty Corp.	700	30,009
ProLogis	700	39,942
Realogy Corp. (a) (b)	750	17,010
Simon Property Group, Inc. REIT	300	27,186
		246,335

Restaurants — 0.7%
Darden Restaurants, Inc.	600	25,482
McDonald’s Corp.	5,200	203,424
Wendy’s International, Inc.	200	13,400
Yum! Brands, Inc.	1,200	62,460
		304,766

Retail — 4.8%
Amazon.com, Inc. (a)	400	12,848
AutoZone, Inc. (a)	200	20,660
Bed Bath & Beyond, Inc. (a)	100	3,826
Best Buy Co., Inc.	1,050	56,238
Big Lots, Inc. (a) (b)	8,600	170,366
Circuit City Stores, Inc.	100	2,511
Costco Wholesale Corp.	800	39,744
CVS Corp.	1,800	57,816
Family Dollar Stores, Inc.	1,100	32,164
Federated Department Stores, Inc.	2,986	129,025
The Home Depot, Inc.	6,800	246,636
J.C. Penney Co., Inc.	900	61,551
Kohl’s Corp. (a)	1,900	123,348
Lowe’s Companies, Inc.	4,200	117,852
Office Depot, Inc. (a)	2,100	83,370
OfficeMax, Inc.	500	20,370
Sears Holdings Corp. (a)	600	94,854
Staples, Inc.	1,000	24,330
Target Corp.	2,500	138,125
The TJX Cos., Inc.	3,200	89,696
Walgreen Co.	4,000	177,560
Wal-Mart Stores, Inc.	8,700	429,084
		2,131,974

Telephone Utilities — 3.8%
Alltel Corp.	800	44,400
AT&T, Inc.	15,748	512,755
BellSouth Corp.	7,300	312,075
CenturyTel, Inc.	1,400	55,538
Embarq Corp.	574	27,764
Qwest Communications International, Inc. (a) (b)	10,900	95,048
Sprint Nextel Corp.	8,800	150,920
Verizon Communications, Inc.	11,800	438,134
Windstream Corp.	2,200	29,018
		1,665,652

Tobacco — 1.7%
Altria Group, Inc.	8,200	627,710
Reynolds American, Inc. (b)	1,000	61,970
UST, Inc.	900	49,347
		739,027

Toys, Games — 0.2%
Hasbro, Inc.	1,600	36,400
Mattel, Inc.	3,500	68,950
		105,350

Transportation — 1.5%
Burlington Northern Santa Fe Corp.	900	66,096
Carnival Corp.	800	37,624
CSX Corp.	1,500	49,245
FedEx Corp.	1,300	141,284
Norfolk Southern Corp.	700	30,835
Union Pacific Corp.	1,100	96,800
United Parcel Service, Inc. Cl. B	3,500	251,790
		673,674

Travel — 0.1%
Sabre Holdings Corp. Cl. A	2,100	49,119

TOTAL EQUITIES
(Cost $42,366,232)		44,102,080

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.0%
Cash Equivalents (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	23,492	23,492
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	60,420	60,420
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	16,783	16,783

American Beacon Money Market Fund (c)
		26,397	26,397
Bank of America
5.270%	11/10/2006	33,567	33,567
Bank of America
5.300%	11/20/2006	10,070	10,070
Bank of America
5.310%	03/08/2007	33,567	33,567
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	67,133	67,133
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	13,427	13,427
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	100,700	100,700
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	13,427	13,427
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	50,350	50,350
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	50,350	50,350
BGI Institutional Money Market Fund (c)
		67,133	67,133
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	33,567	33,567
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	50,350	50,350
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	48,336	48,336
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	53,707	53,707
Dreyfus Cash Management Plus Money Market Fund (c)
		10,348	10,348
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	13,360	13,360
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	33,567	33,567
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	50,350	50,350
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	40,280	40,280
Freddie Mac Discount Note
5.171%	10/17/2006	13,266	13,266
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	49,909	49,909
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		14,475	14,475

Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	50,350	50,350
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	50,350	50,350
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	50,350	50,350
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	33,567	33,567
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	50,350	50,350
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	67,133	67,133
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	33,567	33,567
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	30,210	30,210
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	13,427	13,427
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	67,133	67,133
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	50,350	50,350
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	33,567	33,567
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	43,031	43,031
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	46,993	46,993
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	26,853	26,853
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	43,637	43,637
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	50,350	50,350
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	50,350	50,350
			1,769,899

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,769,899)			1,769,899

TOTAL INVESTMENTS — 104.1%
(Cost $44,136,131) (e)			$45,871,979

Other Assets/(Liabilities) — (4.1%)			(1,800,209)

NET ASSETS — 100.0%			$44,071,770

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK
Advertising — 0.1%
24/7 Real Media, Inc. (a)	4,611	39,378
Catalina Marketing Corp.	2,897	79,667
		119,045

Aerospace & Defense — 0.7%
Alliant Techsystems, Inc. (a)	1,234	100,028
Armor Holdings, Inc. (a)	844	48,387
K&F Industries Holdings, Inc. (a)	100	1,878
Kaman Corp.	712	12,823
LMI Aerospace, Inc. (a)	504	9,324
Orbital Sciences Corp. (a)	12,929	242,677
Sequa Corp. Cl. A (a)	700	65,702
Triumph Group, Inc.	2,782	117,818
		598,637

Agribusiness — 0.2%
Delta & Pine Land Co.	4,324	175,122

Air Transportation — 0.8%
ABX Air, Inc. (a)	300	1,686
Air Methods Corp. (a)	1,477	34,857
Alaska Air Group, Inc. (a)	5,300	201,612
AMR Corp. (a)	6,160	142,542
Atlas Air Worldwide Holdings, Inc. (a)	400	17,408
Chc Helicopter Corp. Cl. A CAD	1,200	23,674
Continental Airlines, Inc. Cl. B (a) (b)	4,380	123,998
ExpressJet Holdings, Inc. (a)	3,688	24,378
Forward Air Corp.	1,676	55,459
Frontier Airlines Holdings, Inc. (a)	800	6,600
Mesa Air Group, Inc. (a)	5,343	41,462
Republic Airways Holdings, Inc. (a)	1,574	24,428
SkyWest, Inc.	200	4,904
		703,008

Apparel, Textiles & Shoes — 6.0%
Abercrombie & Fitch Co. Cl. A	1,200	83,376
Aeropostale, Inc. (a)	6,500	189,995
Albany International Corp. Cl. A (b)	5,209	165,750
American Eagle Outfitters, Inc. (b)	2,705	118,560
AnnTaylor Stores Corp. (a)	3,086	129,180
Brown Shoe Co., Inc.	6,798	243,640
The Buckle, Inc.	3,117	118,259
Cache, Inc. (a)	1,812	32,417
Casual Male Retail Group, Inc. (a)	4,892	67,167
Cato Corp. Cl. A	6,944	152,143
Charlotte Russe Holding, Inc. (a)	2,366	65,160
Charming Shoppes, Inc. (a)	21,208	302,850
Childrens Place (a) (b)	1,691	108,275
Christopher & Banks Corp.	7,900	232,892
Columbia Sportswear Co. (a) (b)	2,199	122,770
Deckers Outdoor Corp. (a) (b)	1,394	65,964
Dress Barn, Inc. (a)	10,654	232,470

DSW, Inc. Cl. A (a) (b)	2,900	91,350
The Finish Line, Inc. Cl. A	1,174	14,816
Guess ?, Inc. (a) (b)	2,815	136,612
The Gymboree Corp. (a)	7,693	324,491
Interface, Inc. Cl. A (a)	5,479	70,570
Jones Apparel Group, Inc.	2,422	78,570
Kellwood Co. (b)	5,221	150,521
Limited Brands, Inc.	2,000	52,980
Liz Claiborne, Inc.	2,875	113,591
Maidenform Brands Inc. (a)	400	7,720
Nordstrom, Inc.	2,300	97,290
Payless ShoeSource, Inc. (a)	10,748	267,625
Perry Ellis International, Inc. (a)	600	18,528
Phillips-Van Heusen Corp.	3,722	155,468
Shoe Carnival, Inc. (a)	2,168	54,677
Skechers U.S.A., Inc. Cl. A (a)	7,875	185,141
Steven Madden Ltd.	4,185	164,219
Syms Corp. (a)	1,200	24,432
Talbots, Inc.	820	22,345
Timberland Co. Cl. A (a)	300	8,631
True Religion Apparel, Inc. (a) (b)	700	14,777
Tween Brands, Inc. (a)	5,302	199,355
United Retail Group, Inc. (a)	900	16,452
VF Corp.	900	65,655
Wet Seal, Inc. Cl. A (a)	11,356	69,726
Wolverine World Wide, Inc.	10,102	285,988
		5,122,398

Automotive & Parts — 2.1%
A.O. Smith Corp.	3,633	143,249
Aftermarket Technology Corp. (a)	3,039	53,973
ArvinMeritor, Inc. (b)	14,818	211,008
Asbury Automotive Group, Inc.	2,247	46,288
Autoliv, Inc.	1,900	104,709
AutoNation, Inc. (a)	1,834	38,331
Federal Signal Corp.	700	10,675
Fuel Systems Solutions, Inc. (a)	1,239	15,760
The Goodyear Tire & Rubber Co. (a)	4,200	60,900
Group 1 Automotive, Inc.	4,757	237,374
Keystone Automotive Industries, Inc. (a)	100	3,802
Lear Corp. (b)	2,603	53,882
Lithia Motors, Inc. Cl. A	891	22,026
Midas, Inc. (a)	100	2,068
Miller Industries, Inc. (a)	1,377	25,158
Modine Manufacturing Co.	2,611	63,526
Myers Industries, Inc.	3,897	66,249
Rush Enterprises, Inc. Cl. A (a)	2,172	36,229
Sonic Automotive, Inc.	4,000	92,360
Tenneco, Inc. (a)	10,429	243,934
TRW Automotive Holdings Corp. (a)	728	17,523
United Auto Group, Inc.	7,243	169,486
Visteon Corp. (a)	2,400	19,560
Winnebago Industries, Inc. (b)	2,100	65,898
		1,803,968

Banking, Savings & Loans — 4.3%
Advance America Cash Advance Centers, Inc.	800	11,536

Advanta Corp. Cl. B	4,561	168,301
Asta Funding, Inc.	2,290	85,852
Astoria Financial Corp.	3,297	101,614
BancorpSouth, Inc.	3,188	88,499
Bank Mutual Corp.	4,495	54,524
Bankunited Financial Corp. Cl. A (b)	7,400	192,918
Banner Corp.	300	12,312
BOK Financial Corp.	100	5,260
Capital Corp. of the West	100	3,102
Cascade Bancorp	100	3,755
Citizens First Bancorp, Inc.	400	10,184
City Holding Co.	1,343	53,545
Columbia Banking Systems, Inc.	1,310	41,933
Comerica, Inc.	1,000	56,920
Community Bank System, Inc.	100	2,216
Community Trust Bancorp, Inc.	600	22,590
Corus Bankshares, Inc. (b)	5,370	120,073
Credit Acceptance Corp. (a)	200	5,936
Dollar Financial Corp. (a)	1,969	42,964
Downey Financial Corp.	900	59,886
F.N.B. Corp.	900	14,994
Federal Agricultural Mortgage Corp. Cl. C	1,623	42,961
Financial Federal Corp.	500	13,400
Financial Institutions, Inc.	100	2,336
First Bancorp	500	5,530
First Citizens BancShares, Inc. Cl. A	200	38,220
First Financial Holdings, Inc.	500	17,110
First Indiana Corp.	600	15,606
The First Marblehead Corp. (b)	900	62,334
First Niagara Financial Group, Inc.	3,808	55,521
First Republic Bank	934	39,751
First South Bancorp, Inc.	400	12,236
FirstFed Financial Corp. (a) (b)	2,725	154,562
Flagstar Bancorp, Inc.	300	4,365
Frontier Financial Corp.	600	15,564
Greater Bay Bancorp	5,383	151,854
Greene County Bancshares, Inc.	300	10,968
Hancock Holding Co.	1,885	100,942
Hanmi Financial Corp.	2,500	49,000
Horizon Financial Corp.	700	20,902
Hudson City Bancorp, Inc.	3,600	47,700
Independent Bank Corp.	1,707	41,447
Integra Bank Corp.	100	2,528
Intervest Bancshares Corp. (a)	600	26,136
ITLA Capital Corp.	500	26,880
KNBT Bancorp, Inc.	600	9,648
MAF Bancorp, Inc.	3,900	161,031
MainSource Financial Group, Inc.	300	5,091
National Penn Bancshares, Inc.	1,219	23,916
NBT Bancorp, Inc.	200	4,652
Net 1 UEPS Technologies, Inc. (a)	1,300	29,718
New York Community Bancorp, Inc. (b)	5,500	90,090
Pacific Capital Bancorp	1,129	30,449
PFF Bancorp, Inc.	3,325	123,158
Pinnacle Financial Partners, Inc. (a)	100	3,580
Porter Bancorp., Inc. (a)	400	9,072
Preferred Bank/Los Angeles, CA	500	29,985

PrivateBancorp, Inc.	1,000	45,720
Provident Bankshares Corp.	3,107	115,114
Provident Financial Services, Inc.	6,211	114,966
Republic Bancorp, Inc. Cl. A	400	8,460
Southwest Bancorp, Inc.	600	15,492
Sterling Bancshares, Inc.	1,800	36,450
Sterling Financial Corp.	3,774	122,391
SVB Financial Group (a) (b)	2,843	126,912
TCF Financial Corp.	3,460	90,963
TD Banknorth, Inc.	600	17,328
TierOne Corp.	1,978	67,114
Union Bankshares Corp.	100	4,432
United Bankshares, Inc.	600	22,332
United Community Banks, Inc.	500	15,025
Virginia Commerce Bancorp (a) (b)	500	11,100
Webster Financial Corp.	791	37,264
WesBanco, Inc.	500	14,610
Wilshire Bancorp, Inc.	100	1,904
World Acceptance Corp. (a)	2,100	92,358
WSFS Financial Corp.	700	43,533
		3,640,625

Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	1,200	39,420
Coca-Cola Enterprises, Inc.	1,100	22,913
Jones Soda Co. (a) (b)	670	5,996
MGP Ingredients, Inc.	900	19,143
National Beverage Corp. (b)	2,595	30,906
The Pepsi Bottling Group, Inc.	2,500	88,750
		207,128

Broadcasting, Publishing & Printing — 1.0%
American Greetings Corp. Cl. A	7,312	169,053
Banta Corp.	3,649	173,692
Charter Communications, Inc. Cl. A (a)	9,300	14,136
Cox Radio, Inc. Cl. A (a)	7,644	117,335
CSS Industries, Inc.	100	2,972
Cumulus Media, Inc. Cl. A (a)	4,502	43,039
Entercom Communications Corp.	300	7,560
Entravision Communications Corp. Cl. A (a)	2,816	20,951
John Wiley & Sons, Inc. Cl. A	159	5,726
Journal Register Co.	800	4,536
Knology, Inc. (a)	2,001	19,850
Lee Enterprises, Inc.	300	7,572
Lin TV Corp. Cl. A (a)	200	1,556
LodgeNet Entertainment Corp. (a)	1,600	30,208
Mediacom Communications Corp. (a)	300	2,136
Meredith Corp.	400	19,732
Radio One, Inc. Cl. D (a)	500	3,125
Reader’s Digest Association	7,772	100,725
Scholastic Corp. (a)	1,200	37,380
Sinclair Broadcast Group, Inc. Cl. A	7,416	58,216
TiVo, Inc. (a)	1,800	13,662
Tribune Co.	900	29,448
Westwood One, Inc.	800	5,664
		888,274

Building Materials & Construction — 1.3%
Andersons Inc. (The)	1,708	58,328
Builders FirstSource, Inc. (a)	3,400	51,782
Chemed Corp.	3,900	125,814
Comfort Systems USA, Inc.	4,824	55,283
Digi International, Inc. (a)	2,104	28,404
Eagle Materials, Inc.	3,977	133,945
Emcor Group, Inc. (a)	5,797	317,907
Granite Construction, Inc. (b)	3,762	200,703
Interline Brands, Inc. (a)	2,566	63,329
Lennox International, Inc.	2,507	57,410
Merge Technologies, Inc. (a)	700	4,816
Texas Industries, Inc. (b)	370	19,262
US Concrete, Inc. (a)	2,871	18,690
		1,135,673

Chemicals — 3.7%
A. Schulman, Inc.	3,540	83,225
AEP Industries, Inc. (a)	800	33,560
Airgas, Inc.	566	20,472
Albemarle Corp.	900	48,897
Arch Chemicals, Inc.	2,374	67,540
Cabot Microelectronics Corp. (a)	300	8,646
CF Industries Holdings, Inc.	500	8,535
Compass Minerals International, Inc.	2,201	62,310
Cytec Industries, Inc.	1,519	84,441
FMC Corp.	818	52,409
Georgia Gulf Corp.	2,800	76,776
W.R. Grace & Co. (a) (b)	12,813	169,900
H.B. Fuller Co.	11,300	264,872
Hercules, Inc. (a)	16,800	264,936
Koppers Holdings, Inc.	100	1,897
Landec Corp. (a)	500	5,400
The Lubrizol Corp.	600	27,438
Lyondell Chemical Co.	2,500	63,425
MacDermid, Inc.	446	14,549
NewMarket Corp.	3,835	223,044
OM Group, Inc. (a)	6,646	292,025
Pioneer Cos., Inc. (a)	2,027	49,682
PolyOne Corp. (a)	25,348	211,149
PW Eagle, Inc. (b)	1,691	50,747
Rockwood Holdings, Inc. (a)	200	3,996
Rohm & Haas Co.	1,600	75,760
Spartech Corp.	6,992	187,176
Terra Industries, Inc. (a)	700	5,397
TETRA Technologies, Inc. (a)	8,818	153,610
Tronox, Inc. Cl. A	3,615	46,091
UAP Holding Corp.	8,906	190,321
Usec, Inc.	9,872	95,166
The Valspar Corp.	3,020	80,332
West Pharmaceutical Services, Inc.	1,100	43,197
Westlake Chemical Corp.	2,373	75,960
		3,142,881

Commercial Services — 8.0%
ABM Industries, Inc.	300	5,628
Administaff, Inc.	5,949	200,481

Ambassadors Group, Inc.	2,388	67,533
Amerco (a)	400	29,660
American Ecology Corp.	1,444	28,505
American Railcar Industries, Inc.	1,403	40,841
American Reprographics Co. (a)	200	6,412
Bowne & Co., Inc.	600	8,568
Bright Horizons Family Solutions, Inc. (a)	400	16,692
CBIZ, Inc. (a)	4,806	35,084
Central Parking Corp.	2,577	42,520
Cenveo, Inc. (a)	8,320	156,582
Clean Harbors, Inc. (a)	2,073	90,279
Coinmach Service Corp. Cl. A	300	2,979
Coinstar, Inc. (a)	400	11,512
Computer Programs & Systems, Inc.	900	29,493
COMSYS IT Partners, Inc. (a)	500	8,595
Consolidated Graphics, Inc. (a)	1,959	117,873
Convergys Corp. (a)	5,413	111,778
Corinthian Colleges, Inc. (a)	8,473	91,593
Cornell Cos., Inc. (a)	500	8,640
Corrections Corp. of America (a)	2,052	88,749
CPI Corp.	200	9,708
Ctrip.com International Ltd. ADR (China) (b)	1,000	44,950
DeVry, Inc. (a)	7,300	155,271
Diversa Corp. (a)	2,274	18,237
Dollar Thrifty Automotive Group, Inc. (a)	3,489	155,505
Donnelley (R.R.) & Sons Co.	1,000	32,960
Ennis, Inc.	2,911	63,023
Exponent, Inc. (a)	2,237	37,291
Forrester Research, Inc. (a)	2,456	64,617
FTD Group, Inc. (a)	1,991	30,761
GenTek, Inc. (a)	900	24,849
Global Payments, Inc.	800	35,208
Harris Interactive, Inc. (a)	500	3,050
Healthcare Services Group, Inc.	2,404	60,485
Heidrick & Struggles International, Inc. (a)	2,057	74,052
ICT Group, Inc. (a)	1,000	31,470
Ikon Office Solutions, Inc.	18,409	247,417
Infrasource Services, Inc. (a)	5,190	91,084
inVentiv Health, Inc. (a)	200	6,406
INVESTools, Inc. (a)	3,771	40,086
ITT Educational Services, Inc. (a)	1,388	92,024
Jackson Hewitt Tax Service, Inc.	7,976	239,360
John H. Harland Co.	5,300	193,185
Kelly Services, Inc. Cl. A	300	8,223
Kendle International, Inc. (a)	1,672	53,537
Kforce, Inc. (a)	3,662	43,688
Korn/Ferry International (a)	8,689	181,948
Labor Ready, Inc. (a)	5,620	89,527
Lexicon Genetics, Inc. (a)	500	1,885
Luminex Corp. (a)	2,636	48,054
Magellan Health Services, Inc. (a)	5,663	241,244
Manpower, Inc.	1,862	114,085
Maximus, Inc.	200	5,220
Metal Management Inc.	3,797	105,708
Mobile Mini, Inc. (a)	500	14,205
MoneyGram International, Inc.	2,441	70,935
Monro Muffler, Inc.	300	10,203

Move, Inc. (a)	2,230	10,949
MPS Group, Inc. (a)	17,946	271,164
Omnicell, Inc. (a)	2,500	44,725
On Assignment, Inc. (a)	3,037	29,793
PeopleSupport, Inc. (a)	1,400	25,900
Per-Se Technologies, Inc. (a)	2,730	62,189
PharmaNet Development Group, Inc. (a)	200	3,886
Phase Forward, Inc. (a)	2,185	26,089
PHH Corp. (a)	2,644	72,446
Pre-Paid Legal Services, Inc. (b)	100	3,967
Quanta Services, Inc. (a) (b)	12,136	204,613
Regis Corp.	3,476	124,615
Rent-A-Center, Inc. (a)	9,413	275,707
Republic Services, Inc.	1,200	48,252
Robert Half International, Inc.	200	6,794
Ryder System, Inc.	2,253	116,435
Service Corp. International	3,800	35,492
Sitel Corp. (a)	2,254	6,785
Sotheby’s (b)	8,173	263,498
Spherion Corp. (a)	7,729	55,262
The Standard Register Co.	1,200	15,840
Startek, Inc.	1,464	18,256
Steiner Leisure Ltd. (a)	2,461	103,485
Stewart Enterprises, Inc. Cl. A	9,013	52,816
Strayer Education, Inc. (b)	1,149	124,333
Synagro Technologies, Inc.	382	1,612
Team, Inc. (a) (b)	900	22,554
TeleTech Holdings, Inc. (a) (b)	7,003	109,457
United Rentals, Inc. (a)	2,084	48,453
Universal Compression Holdings, Inc. (a)	3,622	193,596
Vertrue, Inc. (a) (b)	800	31,456
Viad Corp.	2,805	99,325
Volt Information Sciences, Inc. (a)	2,419	85,995
Waste Connections, Inc. (a)	2,784	105,541
Waste Industries USA, Inc.	100	2,703
Watson Wyatt Worldwide Inc.	3,300	135,036
Wind River Systems, Inc. (a)	1,000	10,710
Wright Express Corp. (a)	1,000	24,060
		6,813,247

Communications — 1.1%
Anixter International, Inc. (a)	200	11,294
Arris Group, Inc. (a)	4,100	46,986
Avaya, Inc. (a)	2,700	30,888
CalAmp Corp. (a)	1,414	8,611
Carrier Access Corp. (a)	1,731	12,290
C-COR, Inc. (a)	200	1,716
Citizens Communications Co.	6,688	93,900
CT Communications, Inc.	1,538	33,405
Cubic Corp.	700	13,706
Ditech Networks, Inc. (a)	4,300	33,153
Harmonic, Inc. (a)	1,400	10,290
InterDigital Communications Corp. (a) (b)	5,700	194,370
Inter-Tel, Inc.	200	4,320
Polycom, Inc. (a)	10,441	256,118
Radyne Corp. (a)	100	1,224
Sonus Networks, Inc. (a)	8,900	46,814

Stratex Networks, Inc. (a)	1,500	6,660
Sycamore Networks, Inc. (a)	8,837	33,404
Syniverse Holdings, Inc. (a)	300	4,500
Tekelec (a)	500	6,480
UTStarcom, Inc. (a)	2,200	19,514
Viasat, Inc. (a)	1,789	44,868
		914,511

Computer Integrated Systems Design — 1.6%
Ansoft Corp. (a)	3,857	96,078
Cadence Design Systems, Inc. (a)	4,770	80,899
Computer Sciences Corp. (a)	2,000	98,240
Digital Insight Corp. (a)	5,710	167,417
FileNET Corp. (a)	900	31,347
Hypercom Corp. (a)	7,532	51,067
Integral Systems, Inc.	500	15,630
Jack Henry & Associates, Inc.	600	13,062
JDA Software Group, Inc. (a)	3,801	58,611
Mentor Graphics Corp. (a)	12,000	168,960
Perot Systems Corp. Cl. A (a)	2,100	28,959
Quality Systems, Inc.	700	27,153
RadiSys Corp. (a)	2,902	61,667
Reynolds & Reynolds, Inc. Cl. A	3,080	121,691
SYKES Enterprises, Inc. (a)	6,463	131,522
SYNNEX Corp. (a)	1,100	25,311
Synopsys, Inc. (a)	5,376	106,015
Teradyne, Inc. (a)	3,000	39,480
Websense, Inc. (a)	1,994	43,090
		1,366,199

Computer Programming Services — 0.5%
Ceridian Corp. (a)	4,160	93,018
Ciber, Inc. (a)	1,906	12,637
Covansys Corp. (a)	900	15,426
RealNetworks, Inc. (a)	20,666	219,266
Stellent, Inc.	1,300	14,092
VeriSign, Inc. (a)	4,900	98,980
		453,419

Computer Related Services — 0.4%
Acxiom Corp.	2,600	64,116
Checkpoint Systems, Inc. (a)	2,044	33,746
Commvault Systems, Inc. (a)	1,100	19,800
Digitas, Inc. (a)	1,000	9,620
EarthLink, Inc. (a)	24,844	180,616
eCollege.com, Inc. (a) (b)	941	15,047
Electronics for Imaging, Inc. (a)	400	9,152
Manhattan Associates, Inc. (a)	1,100	26,554
Sohu.com, Inc. (a)	400	8,808
		367,459

Computers & Information — 1.9%
Black Box Corp.	1,034	40,243
Cirrus Logic, Inc. (a)	8,822	64,312
Cognos, Inc. (a)	1,800	65,700
Cray, Inc. (a)	1,900	21,128
Diebold, Inc.	500	21,765

Emulex Corp. (a)	9,796	177,993
Foundry Networks, Inc. (a)	2,900	38,135
Global Imaging Systems, Inc. (a)	7,706	170,071
Komag, Inc. (a) (b)	5,294	169,196
Lexmark International, Inc. (a) (b)	2,000	115,320
Micros Systems, Inc. (a)	3,658	178,949
Palm Inc. (a) (b)	7,936	115,548
ProQuest Co. (a)	200	2,604
Redback Networks, Inc. (a)	3,200	44,416
ScanSource, Inc. (a)	2,906	88,139
Solectron Corp. (a)	23,010	75,013
Tech Data Corp. (a)	3,646	133,188
VA Software Corp. (a) (b)	8,359	33,603
VeriFone Holdings, Inc. (a)	900	25,695
Western Digital Corp. (a)	3,760	68,056
		1,649,074

Containers — 0.5%
Bemis Co., Inc.	1,788	58,754
Chesapeake Corp.	200	2,862
Pactiv Corp. (a)	4,799	136,388
Silgan Holdings, Inc.	4,055	152,306
Temple-Inland, Inc.	1,310	52,531
		402,841

Cosmetics & Personal Care — 0.1%
Chattem Inc. (a)	200	7,024
Elizabeth Arden, Inc. (a)	200	3,232
Inter Parfums, Inc.	200	3,808
Stepan Co.	900	26,307
		40,371

Data Processing & Preparation — 0.6%
CSG Systems International, Inc. (a)	10,196	269,480
CyberSources Corp. (a)	800	9,464
Deluxe Corp.	400	6,840
FactSet Research Systems, Inc.	200	9,714
Fiserv, Inc. (a)	1,500	70,635
HMS Holdings Corp. (a)	600	7,572
IHS, Inc. Cl. A (a)	100	3,208
Internap Network Services Corp. (a)	1,800	27,396
NCR Corp. (a)	1,000	39,480
S1 Corp. (a)	2,571	11,852
The BISYS Group, Inc. (a)	8,268	89,790
Total System Services, Inc.	200	4,566
		549,997

Education — 0.0%
Career Education Corp. (a)	1,300	29,250
Infocrossing, Inc. (a) (b)	400	5,364
		34,614

Electric Utilities — 1.4%
Allete, Inc.	574	24,940
Alliant Energy Corp.	3,152	112,621
Avista Corp.	9,700	229,696
Can Hydro Developers Inc. CAD (a)	7,100	33,999

CenterPoint Energy, Inc. (b)	6,154	88,125
Central Vermont Public Service Corp.	300	6,633
CH Energy Group, Inc.	1,646	84,720
Cleco Corp.	6,500	164,060
El Paso Electric Co. (a)	400	8,936
Idacorp, Inc.	4,656	176,043
OGE Energy Corp.	2,158	77,925
Otter Tail Corp.	100	2,924
Pepco Holdings, Inc.	2,628	63,519
Portland General Electric Co.	200	4,882
UIL Holdings Corp.	2,825	105,937
		1,184,960

Electrical Equipment & Electronics — 7.3%
Actel Corp. (a)	400	6,220
Acuity Brands, Inc.	6,198	281,389
Advanced Energy Industries, Inc. (a)	5,196	88,540
Agere Systems, Inc. (a)	7,460	111,378
Agilysys, Inc.	1,400	19,656
Altera Corp. (a)	4,000	73,520
Amkor Technology, Inc. (a) (b)	15,025	77,529
Analogic Corp.	100	5,132
Anaren, Inc. (a)	2,829	59,607
Applied Micro Circuits Corp. (a)	4,100	11,849
Atheros Communications, Inc. (a)	4,600	83,398
Atmel Corp. (a)	22,105	133,514
Avanex Corp. (a)	3,700	6,401
AVX Corp.	4,082	72,211
Baldor Electric Co.	4,747	146,350
Barnes Group, Inc.	3,900	68,484
Bel Fuse, Inc. Cl. A	800	21,904
Belden CDT, Inc.	8,353	319,335
Benchmark Electronics, Inc. (a)	2,500	67,200
Cognex Corp.	200	5,052
Cohu, Inc.	200	3,566
CTS Corp.	2,572	35,442
Cymer, Inc. (a)	5,423	238,124
Daktronics, Inc.	3,900	80,691
Diodes, Inc. (a)	400	17,268
Dolby Laboratories, Inc. Cl. A (a)	500	9,925
DSP Group, Inc. (a)	700	15,995
EMS Technologies, Inc. (a)	2,386	44,809
Energizer Holdings, Inc. (a)	1,604	115,472
EnerSys (a)	1,100	17,644
Esterline Technologies Corp. (a)	600	20,256
Exar Corp. (a)	1,100	14,619
Fairchild Semiconductor International, Inc. (a)	1,900	35,530
FormFactor, Inc. (a) (b)	2,100	88,473
Franklin Electric Co., Inc.	791	42,034
Genesis Microchip, Inc. (a)	2,000	23,540
Genlyte Group, Inc. (a)	1,903	135,494
Gerber Scientific, Inc. (a)	900	13,482
Graftech International Ltd. (a)	600	3,504
Greatbatch, Inc. (a)	900	20,358
Hittite Microwave Corp. (a)	400	17,800
Hubbell, Inc. Cl. B	2,334	111,799
Imation Corp.	3,502	140,605

Integrated Device Technology, Inc. (a)	4,000	64,240
Intersil Corp. Cl. A	2,300	56,465
Intevac, Inc. (a)	2,975	49,980
Itron, Inc. (a) (b)	1,977	110,317
Kemet Corp. (a)	966	7,796
KLA-Tencor Corp.	1,900	84,493
Lamson & Sessions Co. (The) (a) (b)	1,915	45,615
Lattice Semiconductor Corp. (a)	5,900	40,238
Lincoln Electric Holdings, Inc.	803	43,723
Littelfuse, Inc. (a)	3,235	112,254
LSI Industries, Inc.	2,705	43,956
LSI Logic Corp. (a)	4,800	39,456
Mattson Technology, Inc. (a)	900	7,470
Merix Corp. (a) (b)	2,200	21,142
Methode Electronics, Inc.	300	2,853
Micrel, Inc. (a)	14,563	139,659
Microtune, Inc. (a)	3,299	16,033
MKS Instruments, Inc. (a)	5,040	102,362
Molex, Inc.	900	35,073
Monolithic Power Systems, Inc. (a)	900	8,514
National Semiconductor Corp.	1,900	44,707
Newport Corp. (a)	4,955	80,766
Novellus Systems, Inc. (a) (b)	3,500	96,810
Nvidia Corp. (a)	682	20,180
OmniVision Technologies, Inc. (a) (b)	13,946	199,009
ON Semiconductor Corp. (a) (b)	19,240	113,131
Oplink Communications, Inc. (a)	2,979	59,520
Park Electrochemical Corp.	2,900	91,872
Photronics, Inc. (a)	500	7,065
Planar Systems, Inc. (a)	1,300	14,755
Plexus Corp. (a)	8,585	164,832
PLX Technology, Inc. (a)	300	3,111
Portalplayer, Inc. (a)	600	6,768
QLogic Corp. (a)	1,600	30,240
Rogers Corp. (a)	3,403	210,135
Silicon Image, Inc. (a) (b)	3,000	38,160
Silicon Storage Technology, Inc. (a)	1,000	4,120
Sirenza Microdevices, Inc. (a) (b)	3,207	25,335
Staktek Holdings, Inc. (a)	790	4,724
Supertex, Inc. (a) (b)	1,300	50,531
Technitrol, Inc.	500	14,925
Teledyne Technologies, Inc. (a)	3,802	150,559
Tessera Technologies, Inc. (a)	500	17,390
Thomas & Betts Corp. (a)	1,045	49,857
Transmeta Corp. (a)	6,509	7,485
Trident Microsystems, Inc. (a)	2,100	48,846
Triquint Semiconductor, Inc. (a)	11,885	61,802
TTM Technologies, Inc. (a)	5,174	60,536
Tyler Technologies, Inc. (a)	4,300	55,599
United Industrial Corp. (b)	1,162	62,167
Varian Semiconductor Equipment Associates, Inc. (a)	1,600	58,720
Veeco Intruments, Inc. (a)	5,981	120,517
Vicor Corp.	2,963	34,193
Vishay Intertechnology, Inc. (a)	6,400	89,856
Wesco International, Inc. (a)	787	45,670
Zoran Corp. (a)	12,863	206,837
		6,287,468

Energy — 5.2%
Alon USA Energy, Inc.	900	26,541
Ashland, Inc.	800	51,024
Atlas Energy Ltd. CAD (a)	17,600	60,605
Atmos Energy Corp.	160	4,568
Basic Energy Services, Inc. (a)	500	12,200
Berry Petroleum Co. Cl. A	857	24,133
Birchcliff Energy Ltd. CAD (a)	2,200	8,286
Callon Petroleum Co. (a)	1,801	24,422
Capitol Energy Resources Ltd. CAD (a)	3,500	14,594
Cascade Natural Gas Corp.	573	14,950
Celtic Exploration Ltd. CAD (a)	900	10,250
Chamaelo Exploration Ltd. CAD (a)	6,400	26,572
Cimarex Energy Co.	2,469	86,884
Comstock Resources, Inc. (a)	8,042	218,340
Crew Energy, Inc. CAD (a)	1,100	11,699
Cyries Energy, Inc. CAD (a)	3,100	31,385
Delek US Holdings, Inc. (a)	800	14,800
Delphi Energy Corp. CAD (a)	7,500	19,370
Duvernay Oil Corp. CAD (a)	300	9,090
Dynegy, Inc. Cl. A (a)	12,100	67,034
Edge Petroleum Corp. (a)	2,550	41,998
Ensign Energy Services, Inc. CAD	5,500	91,490
The Exploration Co. of Delaware (a)	3,614	34,586
Frontier Oil Corp.	3,800	101,004
Galleon Energy, Inc. Cl. A CAD (a)	5,300	84,123
Grey Wolf, Inc. (a)	33,500	223,780
Headwaters, Inc. (a)	900	21,015
Highpine Oil & Gas Ltd. CAD (a)	1,100	16,759
Holly Corp.	2,320	100,526
The Laclede Group, Inc.	2,067	66,309
Midnight Oil Exploration Ltd. CAD (a)	2,500	7,622
Mission Oil & Gas, Inc. CAD (a)	2,100	22,598
Nabors Industries Ltd. (a)	1,500	44,625
National Fuel Gas Co.	300	10,905
New Jersey Resources Corp.	3,400	167,620
Nicor, Inc. (b)	3,210	137,260
Northwest Natural Gas Co.	300	11,784
Oneok, Inc.	2,900	109,591
Paramount Resources Ltd. Cl. A CAD (a)	4,800	115,744
Parker Drilling Co. (a)	14,216	100,649
Patterson-UTI Energy, Inc.	1,800	42,768
Penn Virginia Corp.	1,700	107,797
Peoples Energy Corp.	2,565	104,267
Petroquest Energy, Inc. (a)	4,153	43,316
Pogo Producing Co.	1,552	63,554
ProEx Energy Ltd. CAD (a)	2,300	26,421
Prospex Resources Ltd. CAD (a)	7,800	30,077
Real Resources, Inc. CAD (a)	1,000	17,119
Resource America, Inc. Cl. A	500	10,400
RPC, Inc.	1,300	23,816
Savanna Energy Services Corp. CAD (a)	1,088	17,854
SEACOR Holdings, Inc. (a)	1,100	90,750
Shiningbank Energy Income CAD	2,883	45,682
Sound Energy Trust CAD	2,850	17,098
Southwest Gas Corp.	1,275	42,483

St. Mary Land & Exploration Co. (b)	2,300	84,433
Sunoco, Inc.	1,800	111,942
Sure Energy, Inc. CAD (a)	950	894
Swift Energy Co. (a) (b)	4,666	195,132
Tesoro Corp.	1,600	92,768
Tidewater, Inc.	2,258	99,781
Trican Well Service Ltd. CAD	4,500	75,985
TUSK Energy Corp. CAD (a)	8,800	23,279
UGI Corp.	1,735	42,421
Unit Corp. (a)	1,500	68,955
Vaalco Energy, Inc. (a)	6,948	49,887
Veritas DGC, Inc. (a)	4,658	306,590
W&T Offshore, Inc.	1,800	52,578
West Energy Ltd. CAD (a)	3,500	17,921
Western Refining, Inc.	6,294	146,273
W-H Energy Services, Inc. (a)	4,688	194,411
		4,493,387

Entertainment & Leisure — 0.5%
Bally Technologies, Inc. (a)	1,400	24,640
Blockbuster, Inc. Cl. A (a)	1,700	6,528
Dover Downs Gaming & Entertainment, Inc.	3,280	39,852
JAKKS Pacific, Inc. (a) (b)	1,020	18,187
Live Nation, Inc. (a)	1,200	24,504
Macrovision Corp. (a)	1,100	26,059
Multimedia Games, Inc. (a) (b)	1,960	17,797
Pinnacle Entertainment, Inc. (a)	472	13,273
Six Flags, Inc. (a)	1,100	5,753
Speedway Motorsports, Inc.	600	21,846
Steinway Musical Instruments, Inc. (a)	800	22,400
Warner Music Group Corp.	200	5,190
WMS Industries, Inc. (a)	3,100	90,551
World Wrestling Entertainment, Inc.	7,300	119,939
		436,519

Environmental Controls — 0.0%
Input/Output, Inc. (a)	2,000	19,860

Financial Services — 5.6%
4Kids Entertainment, Inc. (a)	100	1,650
Acadia Realty Trust REIT	600	15,300
Accredited Home Lenders Holding Co. (a)	2,058	73,965
Aether Holdings, Inc. (a)	1,200	7,128
Agree Realty Corp. REIT	1,200	39,420
Alexandria Real Estate Equities, Inc. REIT	800	75,040
AMB Property Corp.	500	27,555
American Home Mortgage Investment Corp. REIT	300	10,461
AmeriCredit Corp. (a)	4,320	107,957
Apollo Investment Corp.	1,100	22,561
Ashford Hospitality Trust	900	10,737
Associated Estates Realty Corp. REIT	500	7,735
BioMed Realty Trust, Inc. REIT	1,900	57,646
Brandywine Realty Trust REIT	2,009	65,393
BRE Properties, Inc. Cl. A REIT	300	17,919
Calamos Asset Management, Inc. Cl. A	188	5,512
Camden Property Trust REIT	400	30,404
Capital Trust Cl. A REIT	200	8,146

CapitalSource, Inc.	2,142	55,306
CBL & Associates Properties, Inc. REIT	1,606	67,307
CentraCore Properties Trust REIT	300	9,525
Cherokee, Inc.	900	32,949
Chittenden Corp.	500	14,345
Cohen & Steers, Inc.	200	6,472
Colonial Properties Trust REIT	1,400	66,934
Corporate Office Properties Trust REIT	1,000	44,760
Crescent Real Estate Equities Co. REIT	1,200	26,172
DiamondRock Hospitality Co. REIT	3,000	49,830
Digital Realty Trust, Inc. REIT	1,900	59,508
Doral Financial Corp.	2,500	16,475
Duke Realty Corp. REIT	400	14,940
Eastgroup Properties REIT	800	39,888
Entertainment Properties Trust REIT	400	19,728
Equity Inns, Inc. REIT	3,312	52,727
Equity Lifestyle Properties, Inc. REIT	200	9,142
Equity One, Inc. REIT	2,162	51,823
Federal Realty Investment Trust REIT	600	44,580
FelCor Lodging Trust, Inc.	1,100	22,055
First Cash Financial Services, Inc. (a)	3,259	67,103
First Industrial Realty Trust, Inc.	1,602	70,488
Franklin Street Properties Corp. REIT	100	1,986
Friedman Billings Ramsey Group, Inc. Cl. A	500	4,015
GFI Group, Inc. (a)	700	38,703
Glimcher Realty Trust REIT	1,000	24,780
Gramercy Capital Corp. REIT	700	17,647
Greenhill & Co., Inc. (b)	2,685	179,949
Health Care REIT, Inc. (b)	800	32,008
Healthcare Realty Trust, Inc.	800	30,728
Heritage Property Investment Trust REIT	900	32,814
Highland Hospitality Corp. REIT	900	12,897
Highwoods Properties, Inc.	1,400	52,094
Home Properties, Inc.	800	45,728
Hospitalities Properties Trust	1,200	56,640
HRPT Properties Trust	1,100	13,145
Huntington Bancshares, Inc.	800	19,144
Inland Real Estate Corp. REIT	700	12,264
Innkeepers USA Trust	1,328	21,633
IntercontinentalExchange, Inc. (a)	900	67,563
International Securities Exchange, Inc.	6,400	300,096
Janus Capital Group, Inc.	4,988	98,363
Jefferies Group, Inc.	3,089	88,036
Kilroy Realty Corp.	600	45,204
Kite Realty Group Trust REIT	100	1,704
KKR Financial Corp. REIT	200	4,908
Knight Capital Group, Inc. Cl. A (a)	16,468	299,718
LaBranche & Co., Inc. (a) (b)	5,754	59,669
Lazard Ltd. Cl. A	500	19,990
Lexington Corporate Properties Trust REIT (b)	1,517	32,130
Liberty Property Trust REIT (b)	1,266	60,502
LTC Properties, Inc.	1,000	24,250
The Macerich Co. REIT	200	15,272
Mack-Cali Realty Corp.	800	41,440
Maguire Properties, Inc. REIT	1,400	57,036
Medallion Financial Corp.	944	10,412
Mid-America Apartment Communities, Inc. REIT	1,200	73,464

National Retail Properties, Inc. REIT (b)	2,558	55,253
Nationwide Health Properties, Inc. REIT (b)	1,500	40,110
Ocwen Financial Corp. (a) (b)	8,100	120,690
Pan Pacific Retail Properties, Inc. REIT	500	34,710
Parkway Properties, Inc. REIT	100	4,649
Pennsylvania REIT	1,000	42,570
Piper Jaffray Cos. (a)	4,369	264,849
Post Properties, Inc. REIT	800	38,016
PS Business Parks, Inc. REIT	800	48,240
Ramco-Gershenson Properties Trust REIT	600	19,170
Raymond James Financial, Inc.	2,418	70,702
Realty Income Corp. REIT	600	14,826
Reckson Associates Realty Corp.	300	12,840
Redwood Trust, Inc. (b)	200	10,074
Regency Centers Corp.	400	27,504
Senior Housing Properties Trust	2,267	48,378
SL Green Realty Corp. (b)	300	33,510
Sovran Self Storage Inc. REIT (b)	900	49,995
Spirit Finance Corp. REIT	3,300	38,313
Stifel Financial Corp. (a)	732	23,234
Strategic Hotels & Resorts, Inc.	4,119	81,886
Sunstone Hotel Investors Inc. REIT (b)	2,000	59,440
SWS Group, Inc.	2,386	59,388
Tanger Factory Outlet Centers, Inc. REIT	1,586	56,493
Trizec Properties, Inc. REIT	800	23,128
United Dominion Realty Trust, Inc. (b)	1,400	42,280
U-Store-It Trust REIT	800	17,168
Ventas, Inc.	1,400	53,956
Washington REIT (b)	800	31,840
Weingarten Realty Investors REIT	800	34,416
Winston Hotels, Inc. REIT	400	4,928
		4,785,074

Food Retailers — 0.3%
Arden Group, Inc. Cl. A	200	23,280
Ingles Markets, Inc. Cl. A	556	14,667
The Pantry, Inc. (a) (b)	4,444	250,508
		288,455

Foods — 1.4%
Chiquita Brands International, Inc.	2,100	28,098
Corn Products International, Inc.	1,500	48,810
Dean Foods Co. (a)	2,339	98,285
Del Monte Foods Co.	7,270	75,971
Flowers Foods, Inc.	6,821	183,348
Hormel Foods Corp.	300	10,794
J&J Snack Foods Corp.	1,550	48,205
Lance, Inc.	628	13,829
McCormick & Co., Inc.	2,400	91,152
Nash Finch Co.	100	2,353
Performance Food Group Co. (a)	6,114	171,742
Premium Standard Farms, Inc.	1,737	33,090
Ralcorp Holdings, Inc. (a)	800	38,584
Seaboard Corp.	69	83,145
Sensient Technologies Corp.	5,394	105,561
Smart & Final, Inc. (a)	1,500	25,605
Spartan Stores, Inc.	2,057	34,763

TreeHouse Foods, Inc. (a)	1,000	23,650
Wild Oats Markets, Inc. (a) (b)	3,715	60,072
		1,177,057

Forest Products & Paper — 1.1%
American Woodmark Corp. (b)	1,600	53,904
BlueLinx Holdings, Inc.	2,400	22,848
Bowater, Inc.	1,000	20,570
Buckeye Technologies, Inc. (a)	500	4,250
Building Materials Holding Corp.	1,200	31,224
Caraustar Industries, Inc. (a)	900	7,173
Deltic Timber Corp.	600	28,596
Glatfelter	1,253	16,978
Graphic Packaging Corp. (a)	1,022	3,741
Greif, Inc. Cl. A	2,655	212,692
MeadWestvaco Corp.	311	8,245
Neenah Paper, Inc.	800	27,384
Packaging Corp. of America	3,581	83,079
Rock-Tenn Co. Cl. A	2,106	41,699
Schweitzer-Mauduit International, Inc.	100	1,898
Sonoco Products Co.	2,008	67,549
United Stationers, Inc. (a)	3,459	160,878
Universal Forest Products, Inc.	3,621	177,610
		970,318

Health — 0.0%
LHC Group, Inc. (a)	200	4,464

Healthcare — 2.0%
Apria Healthcare Group, Inc. (a)	1,200	23,688
Bio-Reference Labs, Inc. (a)	1,000	22,450
Coventry Health Care, Inc. (a)	2,300	118,496
Cross Country Healthcare, Inc. (a)	2,135	36,295
Genesis HealthCare Corp. (a)	3,400	161,942
Healthways, Inc. (a) (b)	3,655	163,013
Humana, Inc. (a)	1,880	124,249
IDEXX Laboratories, Inc. (a)	1,105	100,710
Kindred Healthcare, Inc. (a)	1,800	53,514
Laboratory Corp. of America Holdings (a)	2,000	131,140
LCA-Vision, Inc.	4,020	166,066
Manor Care, Inc.	1,868	97,659
Medcath Corp. (a)	800	24,072
National Healthcare Corp.	500	26,865
Odyssey Healthcare, Inc. (a) (b)	3,630	51,473
Pediatrix Medical Group, Inc. (a)	3,623	165,209
Res-Care, Inc. (a)	2,184	43,877
Sierra Health Services, Inc. (a)	3,216	121,693
Sunrise Senior Living, Inc. (a)	2,321	69,328
Universal Health Services, Inc. Cl. B	600	35,958
		1,737,697

Heavy Construction — 0.1%
AMREP Corp.	300	14,661
Perini Corp. (a)	1,900	39,672
Sterling Construction Co., Inc. (a)	1,433	28,746
		83,079

Heavy Machinery — 1.8%
Ampco-Pittsburgh Corp.	1,435	44,385
Applied Industrial Technologies, Inc.	9,838	240,047
Astec Industries, Inc. (a)	2,774	70,044
Bucyrus International, Inc. Cl. A	4,435	188,133
Cascade Corp.	800	36,520
Columbus McKinnon Corp. (a)	700	12,621
Curtiss-Wright Corp.	536	16,268
Dril-Quip, Inc. (a)	1,700	115,056
Flow International Corp. (a) (b)	3,861	50,077
Intermec, Inc. (a)	500	13,180
Leader Energy Services Ltd. CAD (a)	10,500	22,504
Lindsay Manufacturing Co.	380	10,925
Lufkin Industries, Inc.	2,268	120,023
Matrix Service Co. (a) (b)	3,328	43,564
Middleby Corp. (a)	300	23,118
NACCO Industries, Inc. Cl. A	1,472	200,060
NATCO Group, Inc. Cl. A (a)	1,534	44,179
Pason Systems, Inc. CAD	3,100	43,867
RBC Bearings, Inc. (a)	100	2,415
Technicoil Corp. CAD (a)	11,500	19,594
The Manitowoc Co., Inc.	1,600	71,664
The Toro Co.	4,430	186,813
		1,575,057

Home Construction, Furnishings & Appliances — 1.5%
DTS, Inc. (a)	700	14,826
Ethan Allen Interiors, Inc. (b)	6,800	235,688
Furniture Brands International, Inc. (b)	10,785	205,346
Hillenbrand Industries, Inc.	800	45,584
Hooker Furniture Corp.	400	5,864
Kimball International, Inc. Cl. B	1,743	33,640
La-Z-Boy, Inc. (b)	9,706	135,496
Leggett & Platt, Inc.	2,827	70,760
Meritage Homes Corp. (a)	1,000	41,610
Movado Group, Inc.	900	22,878
National Presto Industries, Inc.	100	5,527
Palm Harbor Homes, Inc. (a) (b)	100	1,496
Select Comfort Corp. (a) (b)	8,609	188,365
Stanley Furniture Co., Inc.	1,836	39,125
Steelcase, Inc.	3,227	50,632
Tempur-Pedic International, Inc. (a) (b)	7,000	120,190
Williams Scotsman International, Inc. (a)	1,200	25,632
		1,242,659

Household Products — 0.3%
Lifetime Brands, Inc.	100	1,852
Newell Rubbermaid, Inc.	2,400	67,968
Snap-on, Inc.	2,761	123,003
WD-40 Co.	1,225	43,696
		236,519

Industrial - Diversified — 0.7%
Ameron International Corp.	1,016	67,503
Blyth, Inc.	400	9,732
Cooper Industries Ltd. Cl. A	900	76,698

Eaton Corp.	1,500	103,275
Nordson Corp.	5,395	215,045
SPX Corp.	2,021	108,002
		580,255

Information Retrieval Services — 0.7%
Acacia Research - Acacia Technologies (a)	1,823	20,691
Avocent Corp. (a)	700	21,084
Digital River, Inc. (a) (b)	3,230	165,118
Gartner Group, Inc. Cl. A (a)	8,792	154,651
InfoSpace, Inc. (a)	3,300	60,852
infoUSA, Inc.	1,100	9,130
Intergraph Corp. (a)	1,970	84,474
Knot (The), Inc. (a) (b)	2,300	50,899
NIC, Inc. (a)	1,100	5,665
		572,564

Insurance — 5.9%
21st Century Insurance Group	100	1,495
Affirmative Insurance Holdings, Inc.	800	11,720
Ambac Financial Group, Inc.	1,400	115,850
American Equity Investment Life Holding Co. (b)	4,200	51,534
American Physicians Capital, Inc. (a)	1,375	66,523
AMERIGROUP Corp. (a) (b)	6,981	206,289
AmerUs Group Co.	2,100	142,821
Arch Capital Group Ltd. (a)	1,822	115,679
Argonaut Group, Inc. (a)	4,595	142,583
Assurant, Inc. (b)	1,300	69,433
W.R. Berkley Corp. (b)	1,700	60,163
Bristol West Holdings, Inc.	2,975	43,286
Centene Corp. (a)	900	14,796
Cincinnati Financial Corp.	600	28,836
CNA Surety Corp. (a)	2,751	55,570
The Commerce Group, Inc.	1,959	58,868
Covanta Holding Corp. (a)	2,900	62,437
Delphi Financial Group, Inc. Cl. A	5,458	217,665
Direct General Corp.	2,960	39,842
Donegal Group, Inc. Cl. A	1,557	31,483
EMC Insurance Group, Inc.	1,400	40,376
FBL Financial Group, Inc. Cl. A	600	20,082
FPIC Insurance Group, Inc. (a) (b)	1,842	72,962
Fremont General Corp.	900	12,591
Great American Financial Resources, Inc.	400	8,372
The Hanover Insurance Group, Inc.	2,300	102,649
Harleysville Group, Inc.	3,530	123,515
HCC Insurance Holdings, Inc.	900	29,592
Healthspring, Inc. (a)	1,200	23,100
Hilb, Rogal & Hobbs Co.	600	25,590
Horace Mann Educators Corp.	6,450	124,034
Independence Holding Co.	100	2,176
Infinity Property & Casualty Corp.	4,946	203,429
IPC Holdings Ltd.	1,900	57,798
Landamerica Financial Group, Inc.	3,455	227,304
MBIA, Inc. (b)	1,900	116,736
Meadowbrook Insurance Group, Inc. (a)	1,600	18,016
MGIC Investment Corp.	1,200	71,964
The Midland Co.	500	21,660

Molina Healthcare, Inc. (a)	1,968	69,588
National Western Life Insurance Co Cl. A	100	22,989
Nationwide Financial Services, Inc. Cl. A	800	38,480
Odyssey Re Holdings Corp. (b)	883	29,828
Ohio Casualty Corp.	7,875	203,726
Old Republic International Corp.	5,205	115,291
Philadelphia Consolidated Holding Corp. (a)	300	11,934
The Phoenix Companies, Inc.	14,814	207,396
The PMI Group, Inc.	2,294	100,500
Presidential Life Corp.	1,446	32,347
Protective Life Corp.	600	27,450
Radian Group, Inc.	1,780	106,800
Reinsurance Group of America, Inc.	900	46,737
RenaissanceRe Holdings Ltd.	1,000	55,600
Republic Cos. Group, Inc.	5,247	104,415
RLI Corp.	2,451	124,486
Safeco Corp.	1,400	82,502
Safety Insurance Group, Inc.	2,892	140,725
SeaBright Insurance Holdings (a)	1,300	18,161
Selective Insurance Group, Inc.	4,117	216,595
StanCorp Financial Group, Inc.	323	14,415
State Auto Financial Corp.	2,800	85,540
Torchmark Corp.	700	44,177
Tower Group, Inc.	1,443	48,124
Triad Guaranty, Inc. (a)	1,000	51,170
United America Indemnity Ltd. Cl. A (a)	1,100	24,717
Universal American Financial Corp. (a)	200	3,214
USI Holdings Corp. (a)	2,932	39,729
WellCare Health Plans, Inc. (a)	778	44,058
Zenith National Insurance Corp.	3,479	138,777
		5,088,290

Internet Content — 0.3%
BEA Systems, Inc. (a)	9,961	151,407
TheStreet.Com, Inc.	2,892	30,771
Travelzoo, Inc. (a)	1,400	40,348
		222,526

Internet Software — 0.2%
Chordiant Software, Inc. (a)	679	2,085
WebEx Communications, Inc. (a)	2,800	109,256
webMethods, Inc. (a)	7,962	60,909
		172,250

Lodging — 0.4%
Choice Hotels International, Inc.	940	38,446
Great Wolf Resorts Inc. (a)	600	7,176
Isle of Capri Casinos, Inc. (a)	1,063	22,387
LaSalle Hotel Properties	600	26,004
Marcus Corp.	600	13,782
Monarch Casino & Resort, Inc. (a)	1,500	29,085
Vail Resorts, Inc. (a)	5,405	216,308
		353,188

Machinery & Components — 1.8%
AGCO Corp. (a)	3,775	95,696
Asyst Technologies, Inc. (a)	7,698	52,038

Briggs & Stratton Corp.	2,906	80,060
Chicago Bridge & Iron Co. NV	500	12,030
Cummins, Inc. (b)	1,090	129,961
Flowserve Corp. (a)	2,393	121,062
Gardner Denver, Inc. (a)	900	29,772
Graco, Inc.	835	32,615
Insituform Technologies, Inc. Cl. A (a)	2,162	52,493
Kadant, Inc. (a)	700	17,192
Kaydon Corp.	6,526	241,593
Kulicke & Soffa Industries, Inc. (a)	7,990	70,632
Lone Star Technologies, Inc. (a)	3,906	188,972
Regal-Beloit Corp.	500	21,750
Robbins & Myers, Inc.	1,823	56,367
Tennant Co.	2,282	55,544
Valmont Industries, Inc.	3,900	203,775
Woodward Governor Co.	2,912	97,668
		1,559,220

Manufacturing — 0.2%
AptarGroup, Inc.	455	23,150
EnPro Industries, Inc. (a)	200	6,012
Lam Research Corp. (a)	789	35,765
Sauer-Danfoss, Inc.	2,688	64,458
Terex Corp. (a)	1,200	54,264
Tredegar Corp.	300	5,022
		188,671

Medical Supplies — 3.0%
Abaxis, Inc. (a) (b)	2,033	47,552
Applera Corp. - Applied Biosystems Group	4,483	148,432
Bio-Rad Laboratories, Inc. Cl. A (a)	1,417	100,224
Bruker BioSciences Corp. (a)	900	6,309
Candela Corp. (a)	1,942	21,187
CNS, Inc.	1,800	50,814
Coherent, Inc. (a)	510	17,677
Dade Behring Holdings, Inc.	1,700	68,272
Datascope Corp.	600	20,082
Dentsply International, Inc.	1,200	36,132
Depomed, Inc. (a) (b)	2,120	8,650
Dionex Corp. (a)	100	5,094
DJO, Inc. (a)	3,273	135,928
Edwards Lifesciences Corp. (a)	2,395	111,583
Hanger Orthopedic Group, Inc. (a)	100	658
Henry Schein, Inc. (a) (b)	1,073	53,800
ICU Medical, Inc. (a)	1,472	66,947
II-VI, Inc. (a)	2,915	72,642
Immucor, Inc. (a)	3,292	73,774
Integra LifeSciences Holdings Corp. (a) (b)	2,699	101,159
Invacare Corp.	200	4,704
LTX Corp. (a)	9,857	49,384
Medical Action Industries, Inc. (a)	100	2,689
Mentor Corp.	500	25,195
Mettler-Toledo International, Inc. (a)	1,564	103,459
Mine Safety Appliances Co.	14	499
MTS Systems Corp.	3,132	101,289
Neurometrix, Inc. (a)	1,200	22,812
Owens & Minor, Inc.	1,549	50,947

Oyo Geospace Corp. (a)	200	11,350
Palomar Medical Technologies, Inc. (a) (b)	2,867	120,987
PSS World Medical, Inc. (a) (b)	8,682	173,553
Rofin-Sinar Technologies, Inc. (a)	3,912	237,732
Thermo Electron Corp. (a)	1,000	39,330
Varian, Inc. (a)	5,200	238,524
Ventana Medical Systems, Inc. (a)	1,973	80,558
Viasys Healthcare, Inc. (a)	100	2,724
Vital Images, Inc. (a)	1,376	43,454
Zoll Medical Corp. (a)	1,600	57,424
Zygo Corp. (a)	3,652	46,563
		2,560,093

Metals & Mining — 5.2%
AK Steel Holding Corp. (a) (b)	20,210	245,349
Aleris International, Inc. (a)	4,493	227,076
Amerigo Resources Ltd. CAD	10,500	17,419
Brush Engineered Materials, Inc. (a)	2,264	56,306
Carpenter Technology	1,107	119,014
Castle (A.M.) & Co.	1,826	49,010
Century Aluminum Co. (a)	3,281	110,406
Chaparral Steel Co. (a)	7,662	260,968
Circor International, Inc.	674	20,591
Cleveland-Cliffs, Inc.	1,000	38,110
Commercial Metals Co.	3,500	71,155
CommScope, Inc. (a) (b)	8,964	294,557
Crane Co.	2,659	111,146
Dynamic Materials Corp. (b)	1,654	53,623
Dynatec Corp. CAD (a)	19,800	25,390
Encore Wire Corp. (a) (b)	3,444	121,539
Foundation Coal Holdings, Inc.	2,934	94,974
General Cable Corp. (a)	5,659	216,230
Gibraltar Industries, Inc.	3,467	76,898
Inmet Mining Corp. CAD	2,200	83,372
Insteel Industries, Inc.	2,400	47,688
Jacuzzi Brands, Inc. (a)	900	8,991
Ladish Co., Inc. (a)	1,000	28,880
LionOre Mining International Ltd. CAD (a)	4,400	26,909
Maverick Tube Corp. (a)	600	38,898
Mueller Industries, Inc.	5,763	202,685
NS Group, Inc. (a)	4,850	313,068
Olympic Steel, Inc.	1,517	37,713
Oregon Steel Mills, Inc. (a)	3,700	180,819
Quanex Corp.	6,208	188,413
Reliance Steel & Aluminum Co.	4,692	150,801
RTI International Metals, Inc. (a)	900	39,222
Ryerson, Inc. (b)	6,079	133,069
Schnitzer Steel Industries, Inc. Cl. A	5,868	185,077
Shiloh Industries, Inc. (a)	650	8,762
Steel Dynamics, Inc.	2,968	149,736
Steel Technologies, Inc.	600	11,778
Superior Essex, Inc. (a)	2,634	90,215
United States Steel Corp.	1,700	98,056
Wheeling-Pittsburgh Corp. (a)	1,922	32,885
Worthington Industries, Inc.	12,808	218,504
		4,485,302

Miscellaneous — 0.1%
Darling International, Inc. (a)	300	1,257
Gold Kist, Inc. (a)	200	4,168
Reddy Ice Holdings, Inc.	100	2,420
The Geo Group, Inc. (a)	1,618	68,361
		76,206

Pharmaceuticals — 1.7%
Alpharma, Inc. Cl. A	8,207	191,962
AmerisourceBergen Corp.	2,800	126,560
Bare Escentuals, Inc. (a)	1,200	32,580
Bradley Pharmaceuticals, Inc. (a)	1,200	19,104
Connetics Corp. (a)	400	4,360
Digene Corp. (a)	942	40,647
Endo Pharmaceuticals Holdings, Inc. (a)	3,520	114,576
Hi-Tech Pharmacal Co., Inc. (a)	672	8,494
Isis Pharmaceuticals, Inc. (a)	3,000	21,540
King Pharmaceuticals, Inc. (a)	6,062	103,236
Mannatech, Inc. (b)	1,891	33,509
Medifast, Inc. (a) (b)	1,500	13,020
Meridian Bioscience, Inc.	1,740	40,907
Molecular Devices Corp. (a)	1,805	33,374
Mylan Laboratories, Inc.	1,600	32,208
NBTY, Inc. (a)	6,156	180,186
New River Pharmaceuticals, Inc. (a) (b)	1,594	41,014
Noven Pharmaceuticals, Inc. (a)	800	19,296
Pain Therapeutics, Inc. (a) (b)	5,224	45,031
PAREXEL International Corp. (a)	1,124	37,193
Penwest Pharmaceuticals Co. (a) (b)	606	10,090
Perrigo Co.	5,000	84,850
QLT, Inc. (a) (b)	1,300	9,880
Quidel Corp. (a)	400	5,648
Savient Pharmaceuticals, Inc. (a)	714	4,648
Sciele Pharma, Inc. (a)	2,800	52,752
Sigma-Aldrich Corp.	300	22,701
USANA Health Sciences, Inc. (a)	500	22,295
ViroPharma, Inc. (a)	1,800	21,906
Warner Chilcott, Ltd.-Class A (a)	2,900	38,570
Watson Pharmaceutical, Inc. (a)	600	15,702
		1,427,839

Photography Equipment/Supplies — 0.0%
Sonic Solutions, Inc. (a)	200	3,048

Prepackaged Software — 4.1%
Actuate Corp. (a)	6,392	28,253
Advent Software, Inc. (a) (b)	4,652	168,449
Altiris, Inc. (a)	2,906	61,288
Art Technology Group, Inc. (a)	7,690	19,686
Aspen Technology, Inc. (a) (b)	8,869	96,849
Blackbaud, Inc.	8,800	193,512
BMC Software, Inc. (a)	5,589	152,133
Brocade Communications Systems, Inc. (a)	40,300	284,518
Cogent Communications Group, Inc. (a)	1,600	18,544
Compuware Corp. (a)	10,700	83,353
Dendrite International, Inc. (a)	200	1,956
Emdeon Corp. (a)	9,200	107,732

Fair Isaac Corp. (b)	3,677	134,468
Hyperion Solutions Corp. (a)	1,900	65,512
i2 Technologies, Inc. (a)	200	3,746
Informatica Corp. (a)	2,061	28,009
Interactive Intelligence, Inc. (a)	2,300	26,588
Interwoven, Inc. (a)	4,327	47,727
Intuit, Inc. (a)	1,700	54,553
Keane, Inc. (a)	3,200	46,112
Kenexa Corp. (a)	200	5,044
Lawson Software, Inc. (a)	27,400	198,650
Mapinfo Corp. (a)	1,413	18,129
McAfee, Inc. (a)	1,600	39,136
MicroStrategy, Inc. Cl. A (a) (b)	2,684	273,312
MRO Software, Inc. (a)	3,790	97,289
MSC.Software Corp. (a)	1,578	24,301
Open Solutions, Inc. (a)	1,294	37,280
Open Text Corp. (a) (b)	2,353	42,119
OPNET Technologies, Inc. (a)	600	7,866
Packeteer, Inc. (a)	2,178	18,753
Quest Software, Inc. (a)	1,800	25,704
SonicWALL, Inc. (a)	10,774	117,652
SPSS, Inc. (a)	2,073	51,680
Sybase, Inc. (a)	5,100	123,624
TIBCO Software, Inc. (a)	36,300	325,974
Transaction Systems Architects, Inc. Cl. A (a)	6,569	225,448
Ultimate Software Group, Inc. (a)	1,800	42,354
United Online, Inc.	15,487	188,632
Verint Systems, Inc. (a)	100	3,005
Vignette Corp. (a)	2,035	27,554
		3,516,494

Real Estate — 0.5%
CB Richard Ellis Group, Inc. Cl. A (a)	2,800	68,880
Getty Realty Corp. (b)	100	2,928
Jones Lang Lasalle, Inc.	1,104	94,370
Trammell Crow Co. (a)	6,700	244,617
		410,795

Restaurants — 2.3%
AFC Enterprises, Inc. (a) (b)	3,901	56,330
Benihana, Inc. Cl. A (a)	100	2,900
Bob Evans Farms, Inc.	7,229	218,894
Brinker International, Inc.	1,301	52,157
Buffalo Wild Wings, Inc. (a)	1,024	39,168
CBRL Group, Inc.	2,975	120,279
CEC Entertainment, Inc. (a)	400	12,604
Chipotle Mexican Grill, Inc. Cl. A (a)	500	24,835
CKE Restaurants, Inc.	8,867	148,256
Darden Restaurants, Inc.	2,048	86,979
Denny’s Corp. (a)	5,277	17,995
Domino’s Pizza, Inc. (b)	7,315	187,630
IHOP Corp.	3,849	178,401
Jack in the Box, Inc. (a)	6,501	339,222
Krispy Kreme Doughnuts, Inc. (a)	600	4,860
Landry’s Restaurants, Inc.	1,438	43,356
Lone Star Steakhouse & Saloon, Inc.	100	2,777
Luby’s, Inc. (a)	2,753	27,172

McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,550	57,350
O’Charley’s, Inc. (a)	1,200	22,764
Papa John’s International, Inc. (a)	5,065	182,897
RARE Hospitality International, Inc. (a)	2,200	67,232
Ruth’s Chris Steak House (a)	300	5,646
Ryan’s Restaurant Group, Inc. (a)	2,480	39,358
Sonic Corp. (a)	200	4,522
		1,943,584

Retail — 3.6%
99 Cents Only Stores (a)	1,600	18,928
AutoZone, Inc. (a)	400	41,320
Barnes & Noble, Inc.	3,518	133,473
Big Lots, Inc. (a) (b)	14,148	280,272
Blue Nile, Inc. (a)	200	7,270
Bon-Ton Stores (The), Inc. (b)	800	23,792
Books-A-Million, Inc.	1,000	17,850
Casey’s General Stores, Inc.	7,386	164,486
Cash America International, Inc.	6,385	249,526
Circuit City Stores, Inc.	4,169	104,684
Conn’s, Inc. (a) (b)	800	16,696
CSK Auto Corp. (a)	1,800	25,380
Dick’s Sporting Goods, Inc. (a)	700	31,864
Dillards, Inc. Cl. A (b)	3,218	105,325
Dollar Tree Stores, Inc. (a)	4,658	144,212
Ezcorp, Inc. Cl. A (a)	1,541	59,606
Family Dollar Stores, Inc.	3,570	104,387
Fred’s, Inc.	800	10,096
Genesco, Inc. (a)	1,965	67,734
Haverty Furniture Companies, Inc.	2,103	33,543
Hibbett Sporting Goods, Inc. (a)	1,279	33,484
Insight Enterprises, Inc. (a)	5,067	104,431
Knoll, Inc. (b)	4,264	86,133
Longs Drug Stores Corp.	5,089	234,145
Marvel Entertainment, Inc. (a) (b)	7,615	183,826
Men’s Wearhouse, Inc.	6,433	239,372
OfficeMax, Inc.	2,759	112,402
Priceline.com, Inc. (a) (b)	1,900	69,901
RadioShack Corp.	4,719	91,077
Retail Ventures, Inc. (a) (b)	1,814	27,954
Stage Stores, Inc.	5,162	151,453
Stamps.com, Inc. (a)	1,733	33,031
Stein Mart, Inc.	604	9,187
ValueVision Media, Inc. Cl. A (a)	449	5,204
Zale Corp. (a)	400	11,096
Zumiez, Inc. (a)	1,000	27,000
		3,060,140

Retail - Grocery — 0.0%
Weis Markets, Inc.	900	35,820

Telephone Utilities — 1.4%
ADTRAN, Inc.	700	16,688
Alaska Communications Systems Group, Inc.	5,130	68,075
Amdocs Ltd. (a)	1,600	63,360
Brightpoint, Inc. (a) (b)	10,351	147,191
CenturyTel, Inc.	3,559	141,186

Cincinnati Bell, Inc. (a)	23,109	111,385
Commonwealth Telephone Enterprises, Inc.	100	4,123
Consolidated Communications Holdings, Inc.	600	11,226
Embarq Corp. (b)	2,200	106,414
Fairpoint Communications, Inc.	3,284	57,142
General Communication, Inc. Cl. A (a)	2,649	32,821
Iowa Telecommunications Services, Inc.	1,800	35,622
j2 Global Communications, Inc. (a) (b)	8,100	220,077
Leap Wireless International, Inc. (a)	971	47,084
Lightbridge, Inc. (a)	2,831	33,179
Mastec, Inc. (a)	600	6,642
North Pittsburgh Systems, Inc.	953	23,987
Savvis, Inc. (a)	1,200	34,200
USA Mobility, Inc.	200	4,568
		1,164,970

Tobacco — 0.3%
Loews Corp. - Carolina Group	1,940	107,457
UST, Inc.	2,200	120,626
		228,083

Toys, Games — 0.2%
Hasbro, Inc.	3,900	88,725
K2, Inc. (a)	2,400	28,152
Mattel, Inc.	2,900	57,130
		174,007

Transportation — 3.2%
American Commercial Lines, Inc. (a)	300	17,835
Arkansas Best Corp.	5,068	218,076
Celadon Group, Inc. (a)	3,182	52,948
Con-way, Inc.	1,200	53,784
Covenant Transport, Inc. Cl. A (a)	100	1,221
EGL, Inc. (a) (b)	3,937	143,464
Emergency Medical Services, LP (a)	100	1,635
Freightcar America, Inc. (b)	600	31,800
General Maritime Corp.	4,172	152,612
Genesee & Wyoming, Inc. Cl. A (a)	1,300	30,186
Greenbrier Cos., Inc. (The) (b)	1,300	37,713
Gulfmark Offshore, Inc. (a)	500	15,920
Heartland Express, Inc.	4,159	65,213
Horizon Lines, Inc. Cl. A	600	10,020
Hub Group, Inc. Cl. A (a)	10,321	235,112
Kansas City Southern (a) (b)	1,400	38,234
Kirby Corp. (a)	3,502	109,718
Laidlaw International, Inc.	4,210	115,059
Old Dominion Freight Line, Inc. (a)	1,400	42,042
OMI Corp.	8,167	177,306
Overseas Shipholding Group, Inc.	1,800	111,186
P.A.M. Transportation Services, Inc. (a)	400	10,024
Pacer International, Inc.	8,200	227,632
Robinson (C.H.) Worldwide, Inc.	1,800	80,244
Saia, Inc. (a)	1,981	64,581
Skyline Corp.	300	11,463
Swift Transportation Co., Inc. (a)	8,300	196,876
Teekay Shipping Corp.	400	16,444
Thor Industries, Inc.	1,185	48,786

Trico Marine Services, Inc. (a)	1,600	54,000
Trinity Industries, Inc.	900	28,953
U.S. Xpress Enterprises, Inc. Cl. A (a)	1,473	34,100
Universal Truckload Services, Inc. (a)	400	10,388
Wabtec Corp.	8,238	223,497
Werner Enterprises, Inc.	1,400	26,194
Yrc Worldwide, Inc. (a)	400	14,816
		2,709,082

Travel — 0.1%
Sabre Holdings Corp. Cl. A	2,000	46,780

Water Companies — 0.0%
Pico Holdings, Inc. (a)	500	16,275

TOTAL EQUITIES (Cost $82,105,832)		85,246,546

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.3%
Cash Equivalents — 14.0% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	159,682	159,682
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	410,612	410,612
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	114,059	114,059
American Beacon Money Market Fund (c)		179,392	179,392
Bank of America
5.270%	11/10/2006	228,118	228,118
Bank of America
5.300%	11/20/2006	68,435	68,435
Bank of America
5.310%	03/08/2007	228,118	228,118
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	456,236	456,236
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	91,247	91,247
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	684,353	684,353
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	91,247	91,247
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	342,177	342,177
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	342,177	342,177
BGI Institutional Money Market Fund (c)		456,236	456,236
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	228,118	228,118
Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	342,177	342,177

Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	328,490	328,490
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	364,989	364,989
Dreyfus Cash Management Plus Money Market Fund (c)
		70,324	70,324
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	90,796	90,796
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	228,118	228,118
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	342,177	342,177
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	273,741	273,741
Freddie Mac Discount Note
5.171%	10/17/2006	90,155	90,155
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	339,183	339,183
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		98,373	98,373
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	342,177	342,177
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	342,177	342,177
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	342,177	342,177
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	228,118	228,118
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	342,177	342,177
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	456,236	456,236
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	228,118	228,118
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	205,306	205,306
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	91,247	91,247
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	456,236	456,236
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	342,177	342,177
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	228,118	228,118
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	292,440	292,440
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	319,364	319,364
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	182,493	182,493
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	296,552	296,552

UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	342,176	342,176
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	342,176	342,176
			12,028,195

Repurchase Agreement — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		253,541	253,541

TOTAL SHORT-TERM INVESTMENTS (Cost $12,281,736)			12,281,736

TOTAL INVESTMENTS — 113.8% (Cost $94,387,568) (f)			$97,528,282

Other Assets/(Liabilities) — (13.8%)			(11,821,883)

NET ASSETS — 100.0%			$85,706,399

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $253,615. Collaterized by a U.S. Government Agency obligation with a rate of 8.26%, maturity date of 03/25/2022, and an aggregate market value, including accrued interest, of $266,218.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 90.1%
COMMON STOCK
Air Transportation — 1.0%
Republic Airways Holdings, Inc. (a)	52,100	808,592

Apparel, Textiles & Shoes — 3.9%
Citi Trends, Inc. (a) (b)	11,200	386,512
Deckers Outdoor Corp. (a) (b)	26,300	1,244,516
Hot Topic, Inc. (a) (b)	138,500	1,542,890
		3,173,918

Banking, Savings & Loans — 12.1%
Bancorp Rhode Island, Inc.	3,800	168,150
Columbia Banking Systems, Inc.	52,400	1,677,324
Financial Institutions, Inc.	47,300	1,104,928
First Republic Bank	36,200	1,540,672
First State Bancorp	63,300	1,643,901
Franklin Bank Corp. (a)	15,900	316,092
IBERIABANK Corp.	26,700	1,628,700
Legacy Bancorp, Inc., WI	11,000	171,050
Preferred Bank/Los Angeles, CA	17,500	1,049,475
Smithtown Bancorp, Inc. (b)	11,400	307,686
Synergy Financial Group, Inc.	1,870	30,107
TIB Financial Corp.	7,500	239,475
		9,877,560

Broadcasting, Publishing & Printing — 1.0%
Saga Communications, Inc. Cl. A (a)	103,975	804,767

Commercial Services — 15.6%
Ambassadors Group, Inc. (b)	57,200	1,617,616
Casella Waste Systems, Inc. Cl. A (a)	37,500	387,750
CRA International, Inc. (a)	26,400	1,258,224
Forrester Research, Inc. (a)	84,222	2,215,881
Multi-Color Corp.	57,018	1,639,268
On Assignment, Inc. (a)	146,000	1,432,260
Online Resources Corp. (a)	78,600	962,850
Providence Service Corp. (The) (a)	19,800	546,282
Standard Parking Corp. (a)	48,500	1,521,930
Team, Inc. (a) (b)	48,261	1,209,421
		12,791,482

Computer Integrated Systems Design — 3.4%
NCI, Inc. Cl. A (a)	89,900	1,077,901
SI International, Inc. (a)	53,400	1,707,732
		2,785,633

Computer Programming Services — 1.7%
PDF Solutions, Inc. (a)	123,300	1,351,368

Data Processing & Preparation — 1.5%
HMS Holdings Corp. (a)	98,700	1,245,594

Electrical Equipment & Electronics — 12.8%
Axsys Technologies, Inc. (a)	88,250	1,500,250
AZZ, Inc. (a)	32,500	1,186,250
Bel Fuse, Inc. Cl. B (b)	17,700	567,993
The Eastern Co.	23,800	666,400
EMS Technologies, Inc. (a)	60,600	1,138,068
Entegris, Inc. (a)	139,795	1,525,163
LaBarge, Inc. (a)	129,000	1,341,600
Nu Horizons Electronics Corp. (a) (b)	95,988	1,222,887
Orbit International Corp. (a)	67,600	473,876
Raven Industries, Inc.	29,600	888,296
		10,510,783

Energy — 3.3%
Dawson Geophysical Co. (a)	34,377	1,020,997
RPC, Inc. (b)	93,475	1,712,462
		2,733,459

Entertainment & Leisure — 1.6%
Pinnacle Entertainment, Inc. (a)	47,300	1,330,076

Financial Services — 3.1%
Boston Private Financial Holdings, Inc. (b)	67,200	1,873,536
Penson Worldwide, Inc. (a)	35,200	631,840
		2,505,376

Healthcare — 3.1%
Bio-Reference Labs, Inc. (a)	79,100	1,775,795
U.S. Physical Therapy, Inc. (a)	66,100	787,912
		2,563,707

Home Construction, Furnishings & Appliances — 1.7%
Movado Group, Inc.	54,500	1,385,390

Insurance — 4.8%
Darwin Professional Underwriters, Inc. (a)	26,600	590,786
Donegal Group, Inc. Cl. A	100,087	2,023,759
Safety Insurance Group, Inc.	26,200	1,274,892
		3,889,437

Machinery & Components — 1.3%
Met-Pro Corp.	79,088	1,038,425

Medical Supplies — 7.5%
ADE Corp. (a)	40,300	1,290,406
Excel Technology, Inc. (a)	14,583	431,511
II-VI, Inc. (a)	67,829	1,690,299
Measurement Specialties, Inc. (a)	35,400	660,210
Neogen Corp. (a)	94,855	2,054,559
		6,126,985

Metals & Mining — 1.0%
Gibraltar Industries, Inc.	36,150	801,807

Prepackaged Software — 5.4%
Applix, Inc. (a)	149,600	1,347,896
Bitstream, Inc. (a)	40,773	380,412
i2 Technologies, Inc. (a) (b)	47,700	893,421
MSC.Software Corp. (a)	117,700	1,812,580
		4,434,309

Retail — 0.2%
Shutterfly, Inc. (a)	9,100	141,505

Transportation — 4.1%
Knight Transportation, Inc. (b)	46,837	793,887
Marten Transport Ltd. (a)	48,225	824,165
Old Dominion Freight Line, Inc. (a)	33,100	993,993
Vitran Corp., Inc. (a)	40,450	748,325
		3,360,370

TOTAL EQUITIES (Cost $63,185,613)		73,660,543

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.0%
Cash Equivalents — 9.2% (d)
Abbey National PLC Eurodollar Time Deposit
5.270%	10/03/2006	100,247	100,247
Abbey National PLC Eurodollar Time Deposit
5.270%	10/04/2006	257,753	257,753
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	71,598	71,598
American Beacon Money Market Fund (c)		112,609	112,609
Bank of America
5.270%	11/10/2006	143,196	143,196
Bank of America
5.300%	11/20/2006	42,959	42,959
Bank of America
5.310%	03/08/2007	143,196	143,196
Bank of Montreal Eurodollar Time Deposit
5.280%	10/16/2006	286,392	286,392
Bank of Nova Scotia Eurodollar Time Deposit
5.280%	10/11/2006	57,278	57,278
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	10/18/2006	429,589	429,589
Barclays Eurodollar Time Deposit
5.300%	11/03/2006	57,278	57,278
Barclays Eurodollar Time Deposit
5.305%	11/21/2006	214,794	214,794
Barclays Eurodollar Time Deposit
5.310%	10/20/2006	214,794	214,794
BGI Institutional Money Market Fund (c)		286,392	286,392
BNP Paribas Eurodollar Time Deposit
5.260%	10/05/2006	143,196	143,196

Branch Banker & Trust Eurodollar Time Deposit
5.270%	10/10/2006	214,794	214,794
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.280%	10/30/2006	206,203	206,203
Commonwealth Bank of Australia Commercial Paper
5.275%	10/23/2006	229,114	229,114
Dreyfus Cash Management Plus Money Market Fund (c)		44,144	44,144
Federal Home Loan Bank Discount Note
5.177%	10/06/2006	56,995	56,995
First Tennessee National Corporation Eurodollar Time Deposit
5.300%	10/20/2006	143,196	143,196
Fortis Bank Eurodollar Time Deposit
5.280%	10/19/2006	214,794	214,794
Fortis Bank Eurodollar Time Deposit
5.300%	11/20/2006	171,835	171,835
Freddie Mac Discount Note
5.171%	10/17/2006	56,593	56,593
General Electric Capital Corp. Commercial Paper
5.285%	11/03/2006	212,915	212,915
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		61,751	61,751
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	214,794	214,794
HBOS Halifax Bank of Scotland Certificate of Deposit
5.280%	10/31/2006	214,794	214,794
Lloyds TSB Bank Eurodollar Time Deposit
5.270%	10/02/2006	214,794	214,794
National Australia Bank Eurodollar Time Deposit
5.360%	10/02/2006	143,196	143,196
Royal Bank of Canada Eurodollar Time Deposit
5.300%	10/27/2006	214,794	214,794
Royal Bank of Canada Eurodollar Time Deposit
5.300%	11/17/2006	286,392	286,392
Royal Bank of Scotland Eurodollar Time Deposit
5.300%	10/27/2006	143,196	143,196
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	11/20/2006	128,877	128,877
Societe Generale Eurodollar Time Deposit
5.280%	11/01/2006	57,278	57,278
Societe Generale Eurodollar Time Deposit
5.290%	10/04/2006	286,392	286,392
Societe Generale Eurodollar Time Deposit
5.300%	10/23/2006	214,794	214,794
Standard Chartered Bank Eurodollar Time Deposit
5.280%	10/30/2006	143,196	143,196
Svenska Handlesbanken Eurodollar Time Deposit
5.350%	10/02/2006	183,573	183,573
Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/05/2006	200,475	200,475

Toronto Dominion Bank Eurodollar Time Deposit
5.265%	10/12/2006	114,557	114,557
UBS AG Eurodollar Time Deposit
5.300%	10/27/2006	186,155	186,155
UBS AG Eurodollar Time Deposit
5.305%	10/02/2006	214,794	214,794
Wells Fargo Eurodollar Time Deposit
5.270%	10/17/2006	214,794	214,794
			7,550,450

Repurchase Agreement — 8.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		7,200,681	7,200,681

TOTAL SHORT-TERM INVESTMENTS (Cost $14,751,131)			14,751,131

TOTAL INVESTMENTS — 108.1% (Cost $77,936,744) (f)			$88,411,674

Other Assets/(Liabilities) — (8.1%)			(6,613,295)

NET ASSETS — 100.0%			$81,798,379

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $7,202,793. Collaterized by a U.S. Government Agency obligation with a rate of 5.33%, maturity date of 06/01/2033, and an aggregate market value, including accued interest, of $7,560,715.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MML Series Investment Fund II (“MML II Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Money Market Fund (“Money Market Fund”), MML Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”), MML Equity Fund (“Equity Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”) and MML Small Company Opportunities Fund (“Small Company Opportunities Fund”).

The MML II Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML II Trust are not offered to the general public.

2.              Significant
Accounting
Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment
Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all the Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

The Inflation-Protected Bond Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral

Managed Bond Fund	$41,566,134	$42,618,409
Blend Fund	58,535,009	60,182,044
Equity Fund	82,299,811	85,036,249
Enhanced Index Core Equity Fund	1,714,006	1,769,899
Small Cap Equity Fund	11,553,689	12,028,195
Small Company Opportunities Fund	7,157,082	7,550,450

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At September 30, 2006, the Funds listed below had securities on loan with pending sales.

Market Value of Pending Sales
Blend Fund	$346,190
Enhanced Index Core Equity Fund	21,304
Small Cap Equity Fund	91,608

Repurchase
Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for
Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency
Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign
Currency
Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At September 30, 2006, the Funds had no open forward foreign currency contracts.

Delayed Delivery
Transactions,
When Issued
Securities, and
Forward
Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Managed Bond Fund and the Blend Fund under these forward commitments at September 30, 2006 is as follows:

Forward	Expiration	Aggregate			Unrealized
Commitment	of	Face Value		Market	Appreciation
Contracts to Buy	Contracts	of Contracts	Cost	Value	(Depreciation)

Managed Bond Fund
FNMA TBA
6.0% 10/01/2036	Oct-06	$16,500,000	$16,502,578	$16,572,187	$69,609

Blend Fund
FNMA TBA
5.0% 10/01/2036	Oct-06	$7,000,000	$6,700,313	$6,726,016	$25,703
5.5% 10/01/2036	Oct-06	8,540,000	8,381,538	8,412,567	31,029
6.0% 10/01/2036	Oct-06	7,300,000	7,301,141	7,331,938	30,797

					$87,529

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Managed Bond Fund and the Blend Fund at September 30, 2006 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)

Managed Bond Fund
BUYS
370	U.S. Treasury Note 5 Year	12/30/06	$39,040,781	$320,859
120	U.S. Treasury Note 2 Year	01/04/07	24,540,000	55,750
				$376,609

Blend Fund
BUYS
190	U.S. Treasury Note 5 Year	12/30/06	$20,047,969	$163,909
47	U.S. Treasury Note 2 Year	01/04/07	9,611,500	29,899
				$193,808

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Blend Fund for open purchased option contracts as of September 30, 2006.

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Managed Bond Fund and Blend Fund at September 30, 2006, is as follows:

Notional Amount	Expiration Date	Market Description	Premiums	Value
Managed Bond Fund
$8,743,500	4/14/2008	Goldman Swaption, Strike 5.68%	$509,323	$478,352

Blend Fund
$5,829,000	4/14/2008	Goldman Swaption, Strike 5.68%	$339,548	$318,901

Transactions in options written for the Managed Bond Fund and Blend Fund during the period ended September 30, 2006 were as follows:

	Number of Contracts	Premiums Received
Managed Bond Fund
Options outstanding at December 31, 2005	—	$—
Options written	12,743,500	513,003
Options terminated in closing purchase transactions	(4,000,000)	(3,680)
Options outstanding at September 30, 2006	8,743,500	509,323

Blend Fund
Options outstanding at December 31, 2005	—	$—
Options written	8,629,000	342,124
Options terminated in closing purchase transactions	(2,800,000)	(2,576)
Options outstanding at September 30, 2006	5,829,000	339,548

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Managed Bond Fund and the Blend Fund at September 30, 2006 is as follows:

Managed Bond

Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
2,000,000 USD	12/20/2010	Agreement with Barclays Bank, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default of an entity within the Dow Jones CDX.NA.Hvol.5 Index.	(13,958)
4,000,000 USD	12/20/2010	Agreement with Barclays Bank, dated10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default of an entity within the Dow Jones CDX.NA.Hvol.5 Index.	(50,799)

1,000,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/14/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default of Cox Communications, Inc. Bond, 4.625% due 1/15/2010.	(7,348)

4,000,000 USD	12/20/2010	Agreement with Barclays Bank, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(58,058)

5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.-X	(12,690)

5,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(20,102)

5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(8,864)

5,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	(7,341)

5,000,000 USD	3/20/2011	Agreement with Barclays Bank, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(19,802)

5,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	(6,763)

4,000,000 USD	3/20/2011	Agreement with Barclays Bank, dated 2/3/06 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(27,488)

14,000,000 USD	4/1/2007	Agreement with Goldman Sachs International, dated 3/16/06 to receive 0.296% times the notional amount. The Fund makes payment only upon a default event of Lehman CMBS AAA, 8.5%.	(11,794)

14,000,000 USD	10/12/2052	Agreement with Goldman Sachs International, dated 3/16/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman CMBX.NA.A.1.	(51,770)

750,000 USD	6/20/2013	Agreement with Barclays Bank, dated 3/29/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Medium Term Note.	(3,020)

750,000 USD	6/20/2013	Agreement with Barclays Bank, dated 4/06/06 to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Medium Term Note.	(3,050)

1,100,000 USD	6/20/2013	Agreement with Bank of America, dated 5/25/06 to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corporation Senior Note.	10,618

1,500,000 USD	9/20/2011	Agreement with Goldman Sachs, dated 07/13/06 to pay 0.78% times the notional amount. The Fund receives payment only upon a default event of Verizon Global Funding Corp. Note.	(6,158)

1,125,000 USD	6/20/2016	Agreement with Credit Suisse First Boston, dated 08/08/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot Bond.	744

1,125,000 USD	6/20/2013	Agreement with JP Morgan Chase, dated 08/27/06 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Boston Scientific Corp. Note.	24,647

500,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 08/24/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event of Mexican United States Note.	703

1,000,000 USD	9/20/2013	Agreement with Barclay Bank Plc, dated 09/07/06 to pay 0.98% times the notional amount. The Fund receives payment only upon a default event of Viacom.	(5,987)

Interest Rate Swaps

14,100,000 USD	12/14/2009	Agreement with Bank of America, dated 12/08/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	294,554

25,780,000 USD	12/12/2012	Agreement with Bank of America, dated 12/08/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(460,460)

31,620,000 USD	12/12/2025	Agreement with Bank of America, dated 12/08/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	271,989

19,040,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(86,161)

31,000,000 USD	9/15/2008	Agreement with Goldman Sachs International, dated 09/13/06 to pay the notional amount multiplied by 5.221% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	55,348

95,000,000 USD	11/30/2007	Agreement with Bear Stearns Bank PLC, dated 08/29/06 to pay the 2 year CMS plus .146% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	(61,788)
			(264,798)

Blend Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps

1,400,000 USD	12/20/2010	Agreement with Barclays Bank, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(9,768)

2,750,000 USD	12/20/2010	Agreement with Barclays Bank, dated 10/7/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(34,924)

2,800,000 USD	12/20/2010	Agreement with Barclays Bank, dated 3/20/06 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(19,308)

2,700,000 USD	12/20/2010	Agreement with Barclays Bank, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon the default of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(39,189)

500,000 USD	6/20/2013	Agreement with Barclays Bank, dated 4/06/06 to pay 0.70% times the notional amount. The Fund receives payment only upon the default event of Sara Lee Corporation Medium Note.	(1,431)

800,000 USD	6/20/2013	Agreement with Bank of America, dated 5/25/06 to pay 1.03% times the notional amount. The Fund receives payment only upon the default event of Belo Corporation Senior Note.	7,722

700,000 USD	12/20/2009	Agreement with Barclays Bank, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Bond, 4.625% due 1/15/2010.	(5,144)

3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	(8,883)

3,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(14,071)

3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(6,205)

3,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	(7,602)

3,500,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(13,862)

3,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	(4,734)

500,000 USD	6/20/2013	Agreement with Barclays Bank, dated 3/29/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Medium Term Note.	(2,014)

10,000,000 USD	4/1/2007	Agreement with Goldman Sachs International, dated 3/16/06 to receive 0.296% times the notional amount. The Fund makes payment only upon a default event of Lehman CMBS AAA, 8.5%.	(8,424)

10,000,000 USD	10/12/2052	Agreement with Goldman Sachs International, dated 3/16/06 to pay .35% times the notional amount. The Fund receives payment only upon a default event of Lehman CMBX.NA.A.1.	(50,446)

1,000,000 USD	9/20/2011	Agreement with Goldman Sachs, dated 07/13/06 to pay 0.78% times the notional amount. The Fund receives payment only upon a default event of Verizon Global Funding Corp. Note.	(4,105)

1,250,000 USD	6/20/2016	Agreement with Credit Suisse First Boston International, dated 08/08/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot Bond.	819

775,000 USD	6/20/2016	Agreement with JP Morgan Chase, dated 08/24/06 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Boston Scientific Corp. Note.	16,979

300,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 08/24/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event of Mexican United States Note.	422

675,000 USD	9/20/2013	Agreement with Barclays Bank Plc, dated 09/07/06 to pay 0.98% times the notional amount. The Fund receives payment only upon a default event of Viacom.	(4,041)

Interest Rate Swaps

14,100,000 USD	12/14/2009	Agreement with Bank of America, dated 12/08/2005 to receive the notional amount multiplied by the 3 Month Floating Rate Libor and to pay the notional amount multiplied by 4.498%.	294,554

25,780,000 USD	12/12/2012	Agreement with Bank of America, dated 12/08/2005 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(460,460)

31,620,000 USD	12/12/2025	Agreement with Bank of America, dated 12/08/2005 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	271,989

19,040,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/2005 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating Rate Libor.	(86,161)

21,000,000 USD	9/15/2008	Agreement with Goldman Sachs International, dated 09/13/06 to pay the notional amount multiplied by 5.221% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	37,494

65,000,000 USD	11/30/2007	Agreement with Bear Stearns Bank PLC, dated 08/29/06 to pay the 2 year CMS plus .146% and to receive the notional amount multiplied by the 3 Month Floating Rate Libor.	(42,276)

(193,069)

Inflation-Indexed
Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign
Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.	Federal Income
Tax Information

At September 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Inflation-Protected Bond Fund	$222,422,975	$281,826	$(6,010,955)	$(5,729,129)
Managed Bond Fund	493,086,261	6,638,217	(5,673,874)	964,343
Blend Fund	892,196,828	152,017,016	(5,226,488)	146,790,528
Equity Fund	1,190,325,952	161,505,140	(21,633,584)	139,871,556
Enhanced Index Core Equity Fund	44,136,131	2,223,326	(487,478)	1,735,848
Small Cap Equity Fund	94,387,568	6,037,156	(2,896,442)	3,140,714
Small Company Opportunities Fund	77,936,744	13,038,306	(2,563,376)	10,474,930

Note: The aggregate cost for investments for the Money Market Fund as of September 30, 2006, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ John Carlson
John Carlson, President and Principal Executive Officer
Date	11/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John Carlson
John Carlson, President and Principal Executive Officer
Date	11/17/06

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/17/06